GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations - 92.9%
Advertising - 1.3%
Clear Channel Outdoor Holdings, Inc.(a)
$300,000	7.750%		04/15/28	$ 306,938
Clear Channel Worldwide Holdings, Inc.
126,000	9.250		02/15/24	132,142
470,000	5.125	(a)	08/15/27	475,875
Lamar Media Corp.
250,000	3.750		02/15/28	253,125
421,000	4.000		02/15/30	424,158
Nielsen Finance LLC / Nielsen Finance Co.
350,000	5.625	(a)	10/01/28	371,875
400,000	5.875	(a)	10/01/30	434,000
Outfront Media Capital LLC / Outfront Media Capital Corp.(a)
400,000	6.250		06/15/25	425,000

				2,823,113

Aerospace & Defense - 2.3%
Howmet Aerospace, Inc.
550,000	5.125		10/01/24	601,579
250,000	6.875		05/01/25	289,375
Signature Aviation US Holdings, Inc.(a)
370,000	4.000		03/01/28	375,550
TransDigm, Inc.
400,000	8.000	(a)	12/15/25	433,000
1,470,000	6.250	(a)	03/15/26	1,550,850
551,000	6.375		06/15/26	569,940
70,000	7.500		03/15/27	74,900
460,000	5.500		11/15/27	477,250
200,000	4.625	(a)	01/15/29	198,500
Wolverine Escrow LLC(a)
525,000	9.000		11/15/26	519,750

				5,090,694

Agriculture - 0.8%
JBS USA LUX SA / JBS USA Finance, Inc.(a)
714,000	6.750		02/15/28	787,185
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
320,000	6.500	(a)	04/15/29	360,400
500,000	5.500	(a)	01/15/30	553,750

				1,701,335

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks - 0.2%
CIT Group, Inc.
$100,000	5.250%		03/07/25	$ 113,250
Freedom Mortgage Corp.
174,000	8.125	(a)	11/15/24	179,339
247,000	8.250	(a)	04/15/25	256,263

				548,852

Basic Industry - 1.2%
Axalta Coating Systems LLC(a)
500,000	3.375		02/15/29	484,375
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV(a)
150,000	4.750		06/15/27	157,500
CF Industries, Inc.
180,000	3.450		06/01/23	187,875
300,000	5.150		03/15/34	355,830
Chemours Co. (The)(a)
400,000	5.750		11/15/28	428,000
Olin Corp.
200,000	5.625		08/01/29	218,000
200,000	5.000		02/01/30	212,500
Tronox, Inc.(a)
260,000	4.625		03/15/29	265,200
Valvoline, Inc.(a)
350,000	4.250		02/15/30	358,750

				2,668,030

Broadcasting - 3.2%
Diamond Sports Group LLC / Diamond Sports Finance Co.(a)
500,000	6.625		08/15/27	288,750
Gray Television, Inc.
250,000	7.000	(a)	05/15/27	270,937
590,000	4.750	(a)	10/15/30	581,150
iHeartCommunications, Inc.
220,000	8.375		05/01/27	235,950
750,000	4.750	(a)	01/15/28	767,813
Nexstar Broadcasting, Inc.(a)
560,000	5.625		07/15/27	592,200
Scripps Escrow II, Inc.(a)
400,000	5.375		01/15/31	401,500
Sirius XM Radio, Inc.
210,000	4.625	(a)	07/15/24	215,381
128,000	5.375	(a)	07/15/26	132,640

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Broadcasting – (continued)
Sirius XM Radio, Inc. – (continued)
$755,000	5.000	%(a)	08/01/27	$ 790,863
240,000	5.500	(a)	07/01/29	259,800
611,000	4.125	(a)	07/01/30	613,291
TEGNA, Inc.
200,000	4.625		03/15/28	205,250
500,000	5.000		09/15/29	513,750
Terrier Media Buyer, Inc.(a)
350,000	8.875		12/15/27	377,125
Univision Communications, Inc.
257,000	5.125	(a)	02/15/25	262,782
425,000	6.625	(a)	06/01/27	460,594

				6,969,776

Building Materials - 0.4%
American Builders & Contractors Supply Co., Inc.(a)
413,000	4.000		01/15/28	423,841
Builders FirstSource, Inc.(a)
472,000	6.750		06/01/27	505,335

				929,176

Capital Goods - 3.1%
Ball Corp.
205,000	4.000		11/15/23	218,069
351,000	5.250		07/01/25	396,630
121,000	4.875		03/15/26	135,520
450,000	2.875		08/15/30	433,125
Berry Global, Inc.(a)
200,000	5.625		07/15/27	212,500
Covanta Holding Corp.
175,000	5.875		07/01/25	181,178
216,000	6.000		01/01/27	226,523
Crown Americas LLC / Crown Americas Capital Corp V
435,000	4.250		09/30/26	468,169
Crown Americas LLC / Crown Americas Capital Corp. VI
210,000	4.750		02/01/26	217,648
Flex Acquisition Co., Inc.
130,000	6.875	(a)	01/15/25	131,420
157,000	7.875	(a)	07/15/26	163,537
Graham Packaging Co., Inc.(a)
180,000	7.125		08/15/28	191,925

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Herc Holdings, Inc.(a)
$590,000	5.500%		07/15/27	$ 624,662
LABL Escrow Issuer LLC
183,000	6.750	(a)	07/15/26	196,268
289,000	10.500	(a)	07/15/27	317,177
Mauser Packaging Solutions Holding Co.(a)
454,000	5.500		04/15/24	459,107
Owens-Brockway Glass Container, Inc.(a)
200,000	5.875		08/15/23	216,000
Sealed Air Corp.
260,000	4.875	(a)	12/01/22	272,350
130,000	5.125	(a)	12/01/24	142,025
230,000	5.500	(a)	09/15/25	256,163
170,000	6.875	(a)	07/15/33	216,325
Sensata Technologies BV
366,000	4.875	(a)	10/15/23	391,162
279,000	5.000	(a)	10/01/25	310,039
Sensata Technologies, Inc.(a)
450,000	3.750		02/15/31	440,438

				6,817,960

Communications - 7.7%
AMC Networks, Inc.
88,000	5.000		04/01/24	89,265
440,000	4.750		08/01/25	451,275
Cable One, Inc.(a)
125,000	4.000		11/15/30	123,594
CCO Holdings LLC / CCO Holdings Capital Corp.
197,000	4.000	(a)	03/01/23	198,847
589,000	5.750	(a)	02/15/26	609,247
509,000	5.500	(a)	05/01/26	524,588
490,000	5.125	(a)	05/01/27	513,888
317,000	5.875	(a)	05/01/27	326,890
423,000	5.000	(a)	02/01/28	444,679
300,000	5.375	(a)	06/01/29	326,625
780,000	4.750	(a)	03/01/30	810,225
780,000	4.500	(a)	08/15/30	796,575
725,000	4.250	(a)	02/01/31	725,000
1,030,000	4.500		05/01/32	1,037,081

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
CSC Holdings LLC
$678,000	5.250%		06/01/24	$ 736,054
550,000	5.500	(a)	04/15/27	578,875
200,000	5.375	(a)	02/01/28	211,000
200,000	7.500	(a)	04/01/28	219,750
240,000	6.500	(a)	02/01/29	263,700
930,000	5.750	(a)	01/15/30	975,337
1,090,000	4.625	(a)	12/01/30	1,060,025
425,000	3.375	(a)	02/15/31	398,969
DISH DBS Corp.
468,000	5.000		03/15/23	487,305
514,000	5.875		11/15/24	546,125
614,000	7.750		07/01/26	698,425
110,000	7.375		07/01/28	118,181
Lions Gate Capital Holdings LLC(a)
200,000	5.500		04/15/29	207,000
Netflix, Inc.
440,000	4.375		11/15/26	496,100
482,000	4.875		04/15/28	555,505
562,000	5.875		11/15/28	681,425
227,000	6.375		05/15/29	284,034
200,000	5.375	(a)	11/15/29	236,375
350,000	4.875	(a)	06/15/30	403,812
Radiate Holdco LLC / Radiate Finance, Inc.(a)
250,000	6.500		09/15/28	258,125
WMG Acquisition Corp.(a)
560,000	3.000		02/15/31	531,300

				16,925,201

Consumer Cyclical - 15.7%
ADT Security Corp. (The)(a)
320,000	4.875		07/15/32	332,800
Allison Transmission, Inc.(a)
620,000	4.750		10/01/27	651,775
American Axle & Manufacturing, Inc.
450,000	6.875		07/01/28	489,375
APX Group, Inc.(a)
200,000	6.750		02/15/27	212,500
Boyd Gaming Corp.
160,000	6.375		04/01/26	165,300

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Boyd Gaming Corp. – (continued)
$271,000	6.000%		08/15/26	$ 282,856
180,000	4.750		12/01/27	184,268
Brink’s Co. (The)(a)
284,000	5.500		07/15/25	302,460
Carvana Co.(a)
300,000	5.500		04/15/27	310,500
Churchill Downs, Inc.
350,000	5.500	(a)	04/01/27	365,312
372,000	4.750	(a)	01/15/28	384,090
Clarios Global LP / Clarios US Finance Co.
418,000	6.250	(a)	05/15/26	446,527
585,000	8.500	(a)	05/15/27	636,629
Dana Financing Luxembourg Sarl(a)
250,000	5.750		04/15/25	257,969
Dana, Inc.
300,000	5.625		06/15/28	324,750
Diamond Resorts International, Inc.(a)
104,000	7.750		09/01/23	107,835
ESH Hospitality, Inc.
367,000	5.250	(a)	05/01/25	374,799
250,000	4.625	(a)	10/01/27	265,330
Ford Motor Co.
280,000	8.500		04/21/23	313,087
280,000	9.000		04/22/25	342,803
205,000	4.346		12/08/26	218,337
600,000	6.625		10/01/28	697,964
500,000	7.450		07/16/31	633,669
Ford Motor Credit Co. LLC
700,000	3.087		01/09/23	715,088
380,000	5.584		03/18/24	415,976
500,000	5.125		06/16/25	549,925
200,000	4.134		08/04/25	212,438
200,000	4.542		08/01/26	215,289
400,000	4.271		01/09/27	420,414
400,000	3.815		11/02/27	410,124
450,000	5.113		05/03/29	492,332
Gap, Inc. (The)
250,000	8.625	(a)	05/15/25	276,130

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Gap, Inc. (The) – (continued)
$300,000	8.875	%(a)	05/15/27	$ 348,853
Goodyear Tire & Rubber Co. (The)
690,000	4.875		03/15/27	723,637
400,000	5.250		04/30/31	409,000
Hanesbrands, Inc.
637,000	4.625	(a)	05/15/24	678,405
250,000	5.375	(a)	05/15/25	264,375
Hilton Domestic Operating Co., Inc.
150,000	3.750	(a)	05/01/29	150,879
510,000	4.875		01/15/30	542,512
200,000	4.000	(a)	05/01/31	202,021
440,000	3.625	(a)	02/15/32	432,952
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
205,000	4.875		04/01/27	213,330
Iron Mountain, Inc.
331,000	4.875	(a)	09/15/27	343,826
362,000	5.250	(a)	03/15/28	379,195
650,000	5.250	(a)	07/15/30	678,437
750,000	4.500	(a)	02/15/31	750,938
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
340,000	5.250		06/01/26	348,918
L Brands, Inc.
300,000	6.625	(a)	10/01/30	343,732
400,000	6.875		11/01/35	483,327
Liberty Interactive LLC
250,000	8.250		02/01/30	287,500
Magic Mergeco, Inc.(a)
400,000	7.875		05/01/29	410,000
Marriott Ownership Resorts, Inc. / ILG LLC
540,000	6.500		09/15/26	561,600
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
455,000	4.625	(a)	06/15/25	484,575
450,000	5.750		02/01/27	501,188
MGM Resorts International
298,000	6.000		03/15/23	319,605
77,000	5.750		06/15/25	84,796
367,000	4.625		09/01/26	386,726

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
MGM Resorts International – (continued)
$209,000	5.500%		04/15/27	$ 228,594
250,000	4.750		10/15/28	264,688
Mohegan Gaming & Entertainment(a)
390,000	8.000		02/01/26	397,800
Navistar International Corp.(a)
326,000	6.625		11/01/25	337,004
NCL Corp Ltd.(a)
500,000	3.625		12/15/24	480,000
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In(a)
300,000	8.500		11/15/27	321,375
Penske Automotive Group, Inc.
20,000	5.500		05/15/26	20,600
PetSmart, Inc. / PetSmart Finance Corp.
250,000	4.750	(a)	02/15/28	260,000
250,000	7.750	(a)	02/15/29	275,625
Picasso Finance Sub, Inc.(a)
252,000	6.125		06/15/25	265,860
Prime Security Services Borrower LLC / Prime Finance, Inc.(a)
790,000	3.375		08/31/27	760,375
QVC, Inc.
250,000	4.375		03/15/23	262,881
100,000	4.450		02/15/25	106,551
150,000	4.750		02/15/27	158,845
Royal Caribbean Cruises Ltd.(a)
500,000	5.500		04/01/28	529,375
Scientific Games International, Inc.
410,000	5.000	(a)	10/15/25	422,532
340,000	8.250	(a)	03/15/26	366,350
145,000	7.000	(a)	05/15/28	157,506
300,000	7.250	(a)	11/15/29	333,375
Staples, Inc.
737,000	7.500	(a)	04/15/26	768,323
350,000	10.750	(a)	04/15/27	359,625
Taylor Morrison Communities, Inc.(a)
430,000	5.125		08/01/30	462,250
Tenneco, Inc.
100,000	5.000		07/15/26	99,500
500,000	5.125	(a)	04/15/29	500,000

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Tesla, Inc.(a)
$352,000	5.300%		08/15/25	$ 364,339
Toll Brothers Finance Corp.
313,000	4.375		04/15/23	327,868
332,000	4.350		02/15/28	363,422
Travel + Leisure Co.(a)
360,000	6.625		07/31/26	411,713
VICI Properties LP / VICI Note Co., Inc.
285,000	4.250	(a)	12/01/26	293,551
250,000	3.750	(a)	02/15/27	254,062
550,000	4.625	(a)	12/01/29	576,380
400,000	4.125	(a)	08/15/30	406,000
William Carter Co. (The)(a)
332,000	5.625		03/15/27	349,430
Yum! Brands, Inc.
375,000	4.750	(a)	01/15/30	401,250
200,000	3.625		03/15/31	198,000

				34,424,027

Consumer Noncyclical - 3.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
350,000	3.500	(a)	02/15/23	360,062
580,000	4.625	(a)	01/15/27	601,025
728,000	4.875	(a)	02/15/30	760,760
Allied Universal Holdco LLC / Allied Universal Finance Corp.(a)
740,000	6.625		07/15/26	786,250
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(a)
463,000	5.750		03/01/25	471,111
Envision Healthcare Corp.(a)
300,000	8.750		10/15/26	210,000
Fresh Market, Inc. (The)(a)
280,000	9.750		05/01/23	288,431
Hologic, Inc.
250,000	4.625	(a)	02/01/28	261,875
450,000	3.250	(a)	02/15/29	440,437
Jaguar Holding Co. II / PPD Development LP(a)
512,000	5.000		06/15/28	554,880
MEDNAX, Inc.(a)
230,000	6.250		01/15/27	244,663
Molina Healthcare, Inc.
250,000	5.375		11/15/22	262,500

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Molina Healthcare, Inc. – (continued)
$250,000	4.375	%(a)	06/15/28	$ 258,438
Organon Finance 1 LLC
400,000	4.125	(a)	04/30/28	404,000
400,000	5.125	(a)	04/30/31	409,750
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.(a)
520,000	9.750		12/01/26	562,250
Rite Aid Corp.
262,000	7.500	(a)	07/01/25	272,480
268,000	8.000	(a)	11/15/26	279,725
Teleflex, Inc.
616,000	4.625		11/15/27	656,040
Vector Group Ltd.(a)
550,000	5.750		02/01/29	556,875

				8,641,552

Consumer Products - 0.9%
Edgewell Personal Care Co.(a)
450,000	5.500		06/01/28	478,688
Energizer Holdings, Inc.(a)
360,000	4.375		03/31/29	356,805
Mattel, Inc.(a)
368,000	5.875		12/15/27	405,720
Newell Brands, Inc.
107,000	4.350		04/01/23	112,511
471,000	4.700		04/01/26	530,206

				1,883,930

Distribution & Logistics - 0.2%
IAA, Inc.(a)
345,000	5.500		06/15/27	363,975

Distributors - 0.2%
KAR Auction Services, Inc.(a)
475,000	5.125		06/01/25	487,469

Electric - 3.7%
Calpine Corp.
500,000	4.625	(a)	02/01/29	489,840
530,000	5.000	(a)	02/01/31	515,695
450,000	3.750	(a)	03/01/31	425,250
Clearway Energy Operating LLC(a)
400,000	3.750		02/15/31	388,000

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
FirstEnergy Corp.
$500,000	2.650%		03/01/30	$ 487,087
FirstEnergy Corp., Series B
500,000	2.250		09/01/30	471,558
FirstEnergy Corp., Series C
350,000	7.375		11/15/31	468,690
NextEra Energy Operating Partners LP(a)
349,000	4.500		09/15/27	378,665
NRG Energy, Inc.
170,000	7.250		05/15/26	176,199
271,000	6.625		01/15/27	280,993
521,000	5.250	(a)	06/15/29	552,260
PG&E Corp.
500,000	5.000		07/01/28	500,020
350,000	5.250		07/01/30	355,043
Talen Energy Supply LLC
568,000	10.500	(a)	01/15/26	522,560
330,000	7.250	(a)	05/15/27	338,250
TerraForm Power Operating LLC
8,000	4.250	(a)	01/31/23	8,240
730,000	4.750	(a)	01/15/30	749,162
Vistra Operations Co. LLC
250,000	5.500	(a)	09/01/26	258,363
350,000	5.625	(a)	02/15/27	364,000
350,000	5.000	(a)	07/31/27	358,750

				8,088,625

Energy – 12.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
765,000	5.750	(a)	03/01/27	789,862
327,000	5.750	(a)	01/15/28	337,628
Antero Resources Corp.
168,000	5.000		03/01/25	172,410
300,000	7.625	(a)	02/01/29	330,750
Apache Corp.
500,000	4.625		11/15/25	531,875
Archrock Partners LP / Archrock Partners Finance Corp.(a)
650,000	6.875		04/01/27	692,250
Buckeye Partners LP
820,000	3.950		12/01/26	835,378

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Buckeye Partners LP – (continued)
$140,000	4.125%		12/01/27	$ 139,717
180,000	4.500	(a)	03/01/28	180,450
Cheniere Energy Partners LP
790,000	5.625		10/01/26	822,094
700,000	4.500		10/01/29	739,812
Cheniere Energy, Inc.(a)
850,000	4.625		10/15/28	896,750
CNX Resources Corp.(a)
180,000	6.000		01/15/29	192,600
Comstock Resources, Inc.
275,000	9.750		08/15/26	298,719
250,000	6.750	(a)	03/01/29	262,500
Continental Resources, Inc.
271,000	4.500		04/15/23	283,195
400,000	3.800		06/01/24	419,750
550,000	4.375		01/15/28	599,500
CrownRock LP / CrownRock Finance, Inc.(a)
423,000	5.625		10/15/25	437,276
DCP Midstream Operating LP
250,000	5.375		07/15/25	274,375
450,000	5.625		07/15/27	495,000
Endeavor Energy Resources LP / EER Finance, Inc.
529,000	5.500	(a)	01/30/26	548,176
400,000	5.750	(a)	01/30/28	425,000
EnLink Midstream LLC
825,000	5.375		06/01/29	834,086
EnLink Midstream Partners LP
570,000	4.850		07/15/26	578,994
EQM Midstream Partners LP
268,000	4.750		07/15/23	279,725
490,000	4.000		08/01/24	500,412
487,000	5.500		07/15/28	521,090
340,000	4.750	(a)	01/15/31	343,825
EQT Corp.
180,000	7.625		02/01/25	211,050
1,100,000	3.900		10/01/27	1,179,750
Hilcorp Energy I LP / Hilcorp Finance Co.(a)
540,000	6.250		11/01/28	568,350

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Laredo Petroleum, Inc.
$200,000	10.125%		01/15/28	$ 214,000
Moss Creek Resources Holdings, Inc.
159,000	7.500	(a)	01/15/26	142,702
275,000	10.500	(a)	05/15/27	261,938
Nabors Industries Ltd.(a)
100,000	7.250		01/15/26	87,500
Nabors Industries, Inc.
200,000	5.750		02/01/25	165,891
New Fortress Energy, Inc.(a)
600,000	6.500		09/30/26	604,500
Occidental Petroleum Corp.
500,000	2.700		08/15/22	503,094
500,000	6.950		07/01/24	556,794
1,000,000	3.400		04/15/26	980,766
Parsley Energy LLC / Parsley Finance Corp.(a)
200,000	5.625		10/15/27	217,250
Range Resources Corp.
280,000	4.875		05/15/25	287,000
170,000	9.250		02/01/26	187,850
430,000	8.250	(a)	01/15/29	478,375
SM Energy Co.
300,000	10.000	(a)	01/15/25	340,500
100,000	6.750		09/15/26	100,250
100,000	6.625		01/15/27	99,500
Southwestern Energy Co.
200,000	7.500		04/01/26	211,125
150,000	7.750		10/01/27	163,125
Sunoco LP / Sunoco Finance Corp.
320,000	5.500		02/15/26	329,800
990,000	6.000		04/15/27	1,037,025
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
350,000	5.875		04/15/26	366,187
250,000	5.375		02/01/27	261,250
250,000	5.500		03/01/30	270,000
750,000	4.875	(a)	02/01/31	780,938
Transocean, Inc.(a)
563,000	11.500		01/30/27	562,296

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
USA Compression Partners LP / USA Compression Finance Corp.
$450,000	6.875%		04/01/26	$ 471,375
Weatherford International Ltd.(a)
715,000	11.000		12/01/24	725,725
Western Midstream Operating LP
1,130,000	4.650		07/01/26	1,209,100
300,000	5.300		02/01/30	332,250

				27,670,455

Financial Company – 4.2%
Ally Financial, Inc.
300,000	5.750		11/20/25	346,021
Compass Group Diversified Holdings LLC(a)
300,000	5.250		04/15/29	310,125
HUB International Ltd.(a)
481,000	7.000		05/01/26	500,841
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
350,000	6.750		02/01/24	357,039
386,000	6.375		12/15/25	399,170
930,000	5.250		05/15/27	957,900
LD Holdings Group LLC(a)
200,000	6.125		04/01/28	198,625
Nationstar Mortgage Holdings, Inc.
400,000	6.000	(a)	01/15/27	413,500
350,000	5.500	(a)	08/15/28	347,439
Navient Corp.
132,000	7.250		09/25/23	145,270
106,000	5.875		10/25/24	112,886
159,000	6.750		06/25/25	175,370
374,000	6.750		06/15/26	411,791
Navient Corp., MTN
160,000	6.125		03/25/24	171,333
250,000	5.625		08/01/33	242,197
NFP Corp.(a)
600,000	6.875		08/15/28	621,750
OneMain Finance Corp.
240,000	6.125		05/15/22	250,050
92,000	5.625		03/15/23	97,578
310,000	6.125		03/15/24	334,800
164,000	6.875		03/15/25	186,140

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
OneMain Finance Corp. – (continued)
$422,000	7.125%		03/15/26	$ 491,630
240,000	6.625		01/15/28	272,700
460,000	5.375		11/15/29	491,625
Quicken Loans LLC(a)
392,000	5.250		01/15/28	409,985
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.(a)
550,000	3.875		03/01/31	540,766
United Wholesale Mortgage LLC(a)
450,000	5.500		04/15/29	445,500

				9,232,031

Food and Beverage - 1.8%
Aramark Services, Inc.
250,000	4.750		06/01/26	255,938
450,000	5.000	(a)	02/01/28	466,875
B&G Foods, Inc.
425,000	5.250		09/15/27	442,531
Herbalife Nutrition Ltd / HLF Financing, Inc.(a)
10,000	7.875		09/01/25	10,913
Lamb Weston Holdings, Inc.
300,000	4.625	(a)	11/01/24	310,875
383,000	4.875	(a)	11/01/26	397,841
Pilgrim’s Pride Corp.(a)
208,000	5.875		09/30/27	221,780
Post Holdings, Inc.
537,000	5.750	(a)	03/01/27	565,192
489,000	5.500	(a)	12/15/29	525,064
300,000	4.625	(a)	04/15/30	302,827
300,000	4.500	(a)	09/15/31	297,750
US Foods, Inc.(a)
200,000	4.750		02/15/29	199,500

				3,997,086

Hardware - 1.5%
Avaya, Inc.(a)
250,000	6.125		09/15/28	266,250
CDW LLC / CDW Finance Corp.
413,000	5.500		12/01/24	462,044
CommScope Technologies LLC(a)
478,000	6.000		06/15/25	486,596

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Hardware – (continued)
CommScope, Inc.
$250,000	5.500	%(a)	03/01/24	$ 258,750
400,000	6.000	(a)	03/01/26	423,000
520,000	8.250	(a)	03/01/27	557,700
NCR Corp.
329,000	6.125	(a)	09/01/29	357,787
450,000	5.250	(a)	10/01/30	468,563

				3,280,690

Healthcare - 6.0%
Charles River Laboratories International, Inc.(a)
250,000	4.250		05/01/28	258,750
CHS/Community Health Systems, Inc.
567,000	8.000	(a)	03/15/26	609,525
300,000	5.625	(a)	03/15/27	315,750
90,000	8.000	(a)	12/15/27	99,225
600,000	6.875	(a)	04/01/28	579,750
330,000	6.875	(a)	04/15/29	339,075
210,000	4.750	(a)	02/15/31	207,112
DaVita, Inc.
890,000	4.625	(a)	06/01/30	910,025
200,000	3.750	(a)	02/15/31	192,500
Encompass Health Corp.
400,000	4.750		02/01/30	422,000
HCA, Inc.
409,000	5.375		02/01/25	458,080
320,000	5.875		02/15/26	366,400
350,000	5.375		09/01/26	398,563
460,000	5.625		09/01/28	537,625
420,000	5.875		02/01/29	495,075
710,000	3.500		09/01/30	732,187
IQVIA, Inc.(a)
400,000	5.000		05/15/27	420,500
Legacy LifePoint Health LLC(a)
371,000	4.375		02/15/27	371,000
MPH Acquisition Holdings LLC(a)
400,000	5.750		11/01/28	399,000
Select Medical Corp.(a)
340,000	6.250		08/15/26	360,400

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
Service Corp. International
$125,000	4.625%		12/15/27	$ 132,500
500,000	3.375		08/15/30	486,250
Tenet Healthcare Corp.
615,000	4.625		07/15/24	622,088
400,000	4.625	(a)	09/01/24	409,750
400,000	5.125		05/01/25	406,004
637,000	4.875	(a)	01/01/26	660,887
300,000	6.250	(a)	02/01/27	314,250
663,000	5.125	(a)	11/01/27	693,664
650,000	4.625	(a)	06/15/28	667,875
250,000	6.125	(a)	10/01/28	261,563

				13,127,373

Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.(a)
435,000	7.000		11/15/25	444,374
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(a)
1,090,000	4.250		10/15/27	1,088,638
Radian Group, Inc.
300,000	4.875		03/15/27	321,000

				1,854,012

Metals - 1.1%
Arconic Corp.(a)
300,000	6.125		02/15/28	320,250
Novelis Corp.
580,000	5.875	(a)	09/30/26	603,249
546,000	4.750	(a)	01/30/30	575,348
U.S. Steel Corp.
700,000	6.875		03/01/29	735,000
United States Steel Corp.
250,000	6.250		03/15/26	256,250

				2,490,097

Mining - 0.9%
Freeport-McMoRan, Inc.
300,000	3.875		03/15/23	312,375
452,000	4.550		11/14/24	491,550
300,000	4.375		08/01/28	318,000
500,000	4.625		08/01/30	551,250

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Freeport-McMoRan, Inc. – (continued)
$320,000	5.400%		11/14/34	$ 379,200

				2,052,375

Natural Gas - 1.8%
AmeriGas Partners LP / AmeriGas Finance Corp.
502,000	5.500		05/20/25	553,455
145,000	5.750		05/20/27	161,312
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
500,000	5.625	(a)	05/01/27	515,000
500,000	6.000	(a)	02/01/29	520,000
Ferrellgas LP / Ferrellgas Finance Corp.(a)
275,000	5.375		04/01/26	269,500
PBF Logistics LP / PBF Logistics Finance Corp.
71,000	6.875		05/15/23	70,468
Rockies Express Pipeline LLC(a)
600,000	4.950		07/15/29	615,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
46,000	5.500	(a)	09/15/24	46,690
500,000	6.000	(a)	03/01/27	513,750
720,000	5.500	(a)	01/15/28	730,800

				3,995,975

Pharmaceuticals - 3.1%
Bausch Health Americas, Inc.
252,000	9.250	(a)	04/01/26	272,959
677,000	8.500	(a)	01/31/27	726,844
Bausch Health Cos., Inc.
391,000	7.000	(a)	03/15/24	399,368
569,000	6.125	(a)	04/15/25	581,871
462,000	5.500	(a)	11/01/25	474,937
550,000	9.000	(a)	12/15/25	590,147
336,000	5.750	(a)	08/15/27	352,074
542,000	7.000	(a)	01/15/28	557,070
747,000	6.250	(a)	02/15/29	733,504
273,000	7.250	(a)	05/30/29	282,469
310,000	5.250	(a)	01/30/30	285,588
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
300,000	9.500	(a)	07/31/27	306,750
946,000	6.000	(a)	06/30/28	657,470

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Par Pharmaceutical, Inc.(a)
$536,000	7.500%		04/01/27	$ 549,400

				6,770,451

REITs and Real Estate - 0.8%
Diversified Healthcare Trust
358,000	9.750		06/15/25	397,913
100,000	4.375		03/01/31	94,568
iStar, Inc.
370,000	4.750		10/01/24	387,018
Kennedy-Wilson, Inc.
250,000	5.000		03/01/31	256,094
Realogy Group LLC / Realogy Co.-Issuer Corp.
340,000	4.875	(a)	06/01/23	355,300
150,000	9.375	(a)	04/01/27	167,250

				1,658,143

Rental Equipment - 1.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.(a)
550,000	5.375		03/01/29	573,375
H&E Equipment Services, Inc.(a)
250,000	3.875		12/15/28	242,187
United Rentals North America, Inc.
250,000	5.875		09/15/26	259,743
260,000	5.500		05/15/27	274,818
400,000	4.875		01/15/28	423,500
335,000	5.250		01/15/30	366,825
530,000	3.875		02/15/31	535,156

				2,675,604

Software - 1.2%
Banff Merger Sub, Inc.(a)
575,000	9.750		09/01/26	610,937
Black Knight InfoServ LLC(a)
250,000	3.625		09/01/28	245,938
Gartner, Inc.(a)
373,000	4.500		07/01/28	393,515
MSCI, Inc.(a)
530,000	4.000		11/15/29	552,525
Solera LLC / Solera Finance, Inc.(a)
220,000	10.500		03/01/24	225,777

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
SS&C Technologies, Inc.(a)
$650,000	5.500%		09/30/27	$ 690,625

				2,719,317

Technology - 3.3%
Arches Buyer, Inc.
100,000	4.250	(a)	06/01/28	98,500
360,000	6.125	(a)	12/01/28	368,550
CDK Global, Inc.
84,000	4.875		06/01/27	88,830
230,000	5.250	(a)	05/15/29	249,262
Dell International LLC / EMC Corp.(a)
366,000	7.125		06/15/24	373,320
Diebold Nixdorf, Inc.(a)
235,000	9.375		07/15/25	261,731
Exela Intermediate LLC / Exela Finance, Inc.(a)
200,000	10.000		07/15/23	70,500
Go Daddy Operating Co. LLC / GD Finance Co., Inc.(a)
100,000	3.500		03/01/29	96,875
Imola Merger Corp.(a)
690,000	4.750		05/15/29	700,350
Match Group Holdings II LLC
214,000	4.625	(a)	06/01/28	219,618
450,000	4.125	(a)	08/01/30	448,312
Microchip Technology, Inc.(a)
639,000	4.250		09/01/25	670,982
Seagate HDD Cayman
640,000	4.750		06/01/23	685,600
350,000	3.375	(a)	07/15/31	333,375
350,000	5.750		12/01/34	394,625
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.(a)
230,000	6.750		06/01/25	233,506
Uber Technologies, Inc.
350,000	7.500	(a)	05/15/25	378,875
330,000	8.000	(a)	11/01/26	358,463
276,000	7.500	(a)	09/15/27	303,600
Verscend Escrow Corp.(a)
303,000	9.750		08/15/26	321,559
Xerox Corp.
180,000	4.375		03/15/23	187,248

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Xerox Holdings Corp.(a)
$400,000	5.500%		08/15/28	$ 415,000

				7,258,681

Transportation - 1.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
1,500,000	5.500		04/20/26	1,600,377
United Airlines, Inc.
400,000	4.375	(a)	04/15/26	415,737
1,050,000	4.625	(a)	04/15/29	1,091,852
XPO Logistics, Inc.
170,000	6.750	(a)	08/15/24	178,075
749,000	6.250	(a)	05/01/25	802,366

				4,088,407

Wireless - 3.7%
Ligado Networks LLC(a)(b) (PIK)
540,472	15.500		11/01/23	540,472
SBA Communications Corp.
200,000	4.875		09/01/24	204,250
496,000	3.875		02/15/27	507,851
250,000	3.125	(a)	02/01/29	240,000
Sprint Capital Corp.
695,000	6.875		11/15/28	870,488
520,000	8.750		03/15/32	772,200
Sprint Communications, Inc.
260,000	6.000		11/15/22	276,575
Sprint Corp.
687,000	7.875		09/15/23	778,886
345,000	7.125		06/15/24	398,475
488,000	7.625		02/15/25	577,670
412,000	7.625		03/01/26	502,121
T-Mobile USA, Inc.
115,000	5.375		04/15/27	121,900
870,000	4.750		02/01/28	929,098
250,000	3.375		04/15/29	255,505
250,000	2.875		02/15/31	242,701
350,000	3.500		04/15/31	357,438
Viasat, Inc.
225,000	5.625	(a)	04/15/27	236,531

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Viasat, Inc. – (continued)
$320,000	6.500	%(a)	07/15/28	$ 339,200

				8,151,361

Wirelines - 2.2%
Consolidated Communications, Inc.(a)
100,000	6.500		10/01/28	108,625
Frontier Communications Holdings LLC
300,000	5.875	(a)	10/15/27	319,312
400,000	5.000	(a)	05/01/28	410,000
500,000	6.750	(a)	05/01/29	523,125
Level 3 Financing, Inc.(a)
490,000	4.250		07/01/28	493,063
Lumen Technologies, Inc.(a)
500,000	4.500		01/15/29	486,250
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
460,000	7.125	(a)	12/15/24	473,800
350,000	7.875	(a)	02/15/25	374,937
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC(a)
250,000	6.500		02/15/29	248,125
Windstream Escrow LLC / Windstream Escrow Finance Corp.(a)
350,000	7.750		08/15/28	358,750
Zayo Group Holdings, Inc.
596,000	4.000	(a)	03/01/27	586,315
473,000	6.125	(a)	03/01/28	481,869

				4,864,171

TOTAL CORPORATE OBLIGATIONS
(Cost $199,888,837)				$ 204,249,944

Foreign Corporate Debt - 4.7%
Aerospace & Defense - 0.6%
Bombardier, Inc. (Canada)
$400,000	7.500	%(a)	12/01/24	$ 413,500
300,000	7.500	(a)	03/15/25	303,000
600,000	7.875	(a)	04/15/27	611,250

				1,327,750

Basic Industry - 0.5%
Methanex Corp. (Canada)
350,000	5.250		12/15/29	366,539
NOVA Chemicals Corp. (Canada)
217,000	5.000	(a)	05/01/25	232,421

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Basic Industry – (continued)
NOVA Chemicals Corp. (Canada) – (continued)
$500,000	5.250	%(a)	06/01/27	$ 540,625

				1,139,585

Capital Goods - 0.2%
GFL Environmental, Inc. (Canada)
260,000	3.750	(a)	08/01/25	267,150
200,000	3.500	(a)	09/01/28	195,000

				462,150

Communications - 0.2%
Videotron Ltd.(a) (Canada)
550,000	5.125		04/15/27	575,438
Consumer Cyclical - 1.3%
1011778 BC ULC / New Red Finance, Inc. (Canada)
144,000	4.250	(a)	05/15/24	146,340
349,000	3.875	(a)	01/15/28	350,745
510,000	4.375	(a)	01/15/28	516,375
350,000	3.500	(a)	02/15/29	343,875
450,000	4.000	(a)	10/15/30	437,625
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC(a) (Canada)
300,000	6.250		09/15/27	317,738
Garda World Security Corp. (Canada)
150,000	4.625	(a)	02/15/27	151,125
155,000	9.500	(a)	11/01/27	172,290
Mattamy Group Corp. (Canada)
270,000	5.250	(a)	12/15/27	282,219
60,000	4.625	(a)	03/01/30	60,450

				2,778,782

Energy - 0.3%
MEG Energy Corp. (Canada)
297,000	6.500	(a)	01/15/25	308,137
250,000	7.125	(a)	02/01/27	268,750

				576,887

Food - 0.1%
NBM US Holdings, Inc.(a) (Brazil)
200,000	7.000		05/14/26	216,000

Mining - 0.6%
First Quantum Minerals Ltd. (Zambia)
200,000	7.250	(a)	04/01/23	203,541
361,000	6.500	(a)	03/01/24	368,694

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Mining – (continued)
First Quantum Minerals Ltd. (Zambia) – (continued)
$450,000	7.500	%(a)	04/01/25	$ 466,406
250,000	6.875	(a)	03/01/26	261,633

				1,300,274

Natural Gas - 0.3%
Parkland Corp.(a) (Canada)
600,000	5.875		07/15/27	642,229

Software - 0.4%
Open Text Corp.(a) (Canada)
420,000	5.875		06/01/26	433,133
Open Text Holdings, Inc.(a) (Canada)
400,000	4.125		02/15/30	402,000

				835,133

Wireless - 0.2%
Telesat Canada / Telesat LLC (Canada)
200,000	4.875	(a)	06/01/27	191,232
300,000	6.500	(a)	10/15/27	287,224

				478,456

TOTAL FOREIGN CORPORATE DEBT
(Cost $9,995,981)				$ 10,332,684

Shares	Dividend Rate	Value

Investment Company – 1.1%(c)
Goldman Sachs Financial Square
Government Fund – Institutional Shares
$2,412,875	0.026%	$ 2,412,875
(Cost $2,412,875)

TOTAL INVESTMENTS – 98.7%
(Cost $212,297,693)		$ 216,995,503

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		2,965,012

NET ASSETS - 100.0%		$ 219,960,515

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Pay-in-kind securities.

(c)	Represents an affiliated issuer.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Investment Abbreviations:
LP	— Limited Partnership
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Inflation Indexed Bonds – 99.9%
U.S. Treasury Inflation Indexed Bonds
$1,384,310	0.125%	04/15/22	$ 1,425,316
1,632,129	0.125	07/15/22	1,700,892
2,132,740	0.625	04/15/23	2,270,339
7,871,722	0.375	07/15/23	8,438,852
4,238,837	0.625	01/15/24	4,606,811
647,992	0.500	04/15/24	704,908
4,369,117	0.125	10/15/24	4,757,387
10,101,694	0.250	01/15/25	11,047,827
7,840,989	0.375	07/15/25	8,714,457
5,081,031	0.625	01/15/26	5,709,662
4,799,058	0.375	07/15/27	5,405,337
7,554,394	0.500	01/15/28	8,542,376
3,368,262	0.750	07/15/28	3,891,558
518,819	3.875	04/15/29	734,802
2,082,411	0.250	07/15/29	2,326,578
6,202,798	0.125	01/15/30	6,826,905
2,977,394	0.125	07/15/30	3,289,473
154,412	2.125	02/15/40	227,300
6,198,752	0.750	02/15/42	7,393,759
3,369,778	0.875	02/15/47	4,192,161
2,253,525	1.000	02/15/48	2,903,888
196,840	1.000	02/15/49	255,430
951,969	0.250	02/15/50	1,034,310

TOTAL INVESTMENTS – 99.9%
(Cost $94,603,003)			$ 96,400,328

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			142,822

NET ASSETS - 100.0%			$ 96,543,150

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 77.5%
Aerospace & Defense – 0.9%
L3Harris Technologies, Inc.
$55,000	3.850%		06/15/23	$ 58,560
Lockheed Martin Corp.
50,000	3.550		01/15/26	55,573
Northrop Grumman Corp.
65,000	2.930		01/15/25	69,569
Precision Castparts Corp.
55,000	3.250		06/15/25	59,907

				243,609

Banks – 21.8%
American Express Co.
200,000	3.400		02/27/23	210,236
55,000	3.700		08/03/23	58,832
Bank of America Corp.(a)
(3M USD LIBOR + 0.780%)
210,000	3.550		03/05/24	221,685
Bank of America Corp., Series L
192,000	3.950		04/21/25	211,355
Bank of America Corp., MTN
75,000	4.000		01/22/25	82,676
(SOFR + 1.150%)
170,000	1.319	(a)	06/19/26	171,010
(SOFR + 1.010%)
300,000	1.197	(a)	10/24/26	299,172
Bank of New York Mellon Corp. (The), MTN
(3M USD LIBOR + 0.634%)
260,000	2.661	(a)	05/16/23	266,293
120,000	1.600		04/24/25	123,645
Capital One Financial Corp.
50,000	3.300		10/30/24	54,039
100,000	3.200		02/05/25	108,030
Charles Schwab Corp. (The)
50,000	3.850		05/21/25	55,609
Citigroup, Inc.
(SOFR + 1.667%)
300,000	1.678	(a)	05/15/24	307,381
50,000	4.400		06/10/25	56,106
(SOFR + 2.842%)
150,000	3.106	(a)	04/08/26	161,466

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. – (continued)
(SOFR + 0.765%)
$60,000	1.122	%(a)	01/28/27	$ 59,436
Fifth Third Bancorp
50,000	3.650		01/25/24	53,944
Huntington Bancshares, Inc.
170,000	4.000		05/15/25	189,377
JPMorgan Chase & Co.
(SOFR + 1.455%)
550,000	1.514	(a)	06/01/24	560,130
50,000	3.875		09/10/24	54,852
(SOFR + 1.585%)
150,000	2.005	(a)	03/13/26	155,359
(SOFR + 1.850%)
100,000	2.083	(a)	04/22/26	103,692
(SOFR + 0.800%)
50,000	1.045	(a)	11/19/26	49,500
Morgan Stanley
(3M USD LIBOR + 0.847%)
340,000	3.737	(a)	04/24/24	360,881
(SOFR + 1.990%)
150,000	2.188	(a)	04/28/26	157,121
Morgan Stanley, GMTN
70,000	3.125		01/23/23	73,169
Morgan Stanley(a), MTN
(SOFR + 1.152%)
250,000	2.720		07/22/25	265,684
PNC Financial Services Group, Inc. (The)
75,000	3.900		04/29/24	82,055
70,000	2.200		11/01/24	73,886
Regions Financial Corp.
90,000	2.250		05/18/25	94,050
Santander Holdings USA, Inc.
210,000	3.400		01/18/23	219,035
State Street Corp.
(SOFR + 2.690%)
80,000	2.825	(a)	03/30/23	81,728
(SOFR + 2.600%)
80,000	2.901	(a)	03/30/26	85,743
Synchrony Financial
25,000	4.250		08/15/24	27,389

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Truist Bank(a)
(3M USD LIBOR + 0.735%)
$120,000	3.689%	08/02/24	$ 128,461
Truist Financial Corp., MTN
150,000	2.850	10/26/24	161,373
US Bank NA
250,000	1.950	01/09/23	256,622
Wells Fargo & Co.(a)
(SOFR + 2.000%)
250,000	2.188	04/30/26	260,541
Wells Fargo & Co.(a), MTN
(3M USD LIBOR + 0.750%)
100,000	2.164	02/11/26	104,401

			6,045,964

Basic Industry – 1.3%
Celanese US Holdings LLC
45,000	4.625	11/15/22	47,478
LYB International Finance BV
200,000	4.000	07/15/23	214,481
Packaging Corp. of America
80,000	4.500	11/01/23	86,780

			348,739

Broadcasting – 0.8%
Fox Corp.
195,000	4.030	01/25/24	212,113

Brokerage – 0.3%
BlackRock, Inc.
50,000	3.500	03/18/24	54,432
Jefferies Financial Group, Inc.
30,000	5.500	10/18/23	32,318

			86,750

Building Materials – 0.3%
Fortune Brands Home & Security, Inc.
80,000	4.000	09/21/23	86,271

Capital Goods – 2.0%
Carrier Global Corp.
35,000	2.242	02/15/25	36,610
Caterpillar Financial Services Corp., MTN
120,000	2.150	11/08/24	126,375
Deere & Co.
50,000	2.750	04/15/25	53,699

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
John Deere Capital Corp., MTN
$110,000	2.800%	03/06/23	$ 114,968
Parker-Hannifin Corp.
180,000	2.700	06/14/24	190,929
Republic Services, Inc.
40,000	2.500	08/15/24	42,239

			564,820

Communications – 2.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
50,000	4.908	07/23/25	56,893
Charter Communications Operating LLC / Charter Communications Operating Capital, Series USD
75,000	4.500	02/01/24	81,987
Comcast Corp.
130,000	3.700	04/15/24	141,616
90,000	3.150	03/01/26	98,302
TWDC Enterprises 18 Corp., GMTN
20,000	3.150	09/17/25	21,775
ViacomCBS, Inc.
75,000	4.750	05/15/25	85,057
Walt Disney Co. (The)
110,000	1.750	08/30/24	113,902
75,000	3.350	03/24/25	81,825

			681,357

Consumer Cyclical – 8.5%
Amazon.com, Inc.
40,000	1.000	05/12/26	40,030
American Honda Finance Corp., MTN
50,000	1.200	07/08/25	50,552
AutoNation, Inc.
75,000	3.500	11/15/24	81,075
Dollar Tree, Inc.
195,000	3.700	05/15/23	206,895
DR Horton, Inc.
55,000	4.750	02/15/23	58,331
eBay, Inc.
40,000	3.450	08/01/24	43,172
General Motors Co.
50,000	6.125	10/01/25	59,587
General Motors Financial Co., Inc.
250,000	5.200	03/20/23	270,566

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
General Motors Financial Co., Inc. – (continued)
$50,000	5.100%	01/17/24	$ 55,385
150,000	1.250	01/08/26	148,552
Global Payments, Inc.
50,000	4.000	06/01/23	53,289
Kohl’s Corp.
75,000	9.500	05/15/25	97,101
Lennar Corp.
75,000	4.750	05/30/25	84,290
Marriott International, Inc., Series EE
25,000	5.750	05/01/25	29,051
NIKE, Inc.
110,000	2.400	03/27/25	116,617
PACCAR Financial Corp., MTN
70,000	1.900	02/07/23	71,947
Ross Stores, Inc.
40,000	4.600	04/15/25	45,305
Target Corp.
110,000	3.500	07/01/24	119,870
TJX Cos., Inc. (The)
140,000	3.500	04/15/25	152,850
Toyota Motor Credit Corp., MTN
150,000	1.800	02/13/25	155,366
VF Corp.
190,000	2.400	04/23/25	199,997
Visa, Inc.
100,000	3.150	12/14/25	109,804
Walmart, Inc.
105,000	2.850	07/08/24	112,763

			2,362,395

Consumer Noncyclical – 6.9%
AbbVie, Inc.
170,000	2.300	11/21/22	174,858
100,000	2.600	11/21/24	106,007
125,000	3.600	05/14/25	136,676
Altria Group, Inc.
70,000	4.000	01/31/24	76,084
75,000	3.800	02/14/24	80,859
Amgen, Inc.
190,000	1.900	02/21/25	197,280

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Becton Dickinson and Co.
$100,000	3.363%	06/06/24	$ 107,496
75,000	3.734	12/15/24	82,156
Bristol-Myers Squibb Co.
75,000	3.875	08/15/25	83,999
50,000	0.750	11/13/25	49,454
Equifax, Inc.
60,000	2.600	12/01/24	63,459
Gilead Sciences, Inc.
80,000	3.700	04/01/24	86,436
50,000	3.650	03/01/26	55,393
Johnson & Johnson
50,000	2.450	03/01/26	53,599
Laboratory Corp of America Holdings
100,000	3.600	02/01/25	108,551
Philip Morris International, Inc.
90,000	2.875	05/01/24	95,963
Thermo Fisher Scientific, Inc.
60,000	4.133	03/25/25	66,920
Walgreens Boots Alliance, Inc.
210,000	3.800	11/18/24	229,618
Zimmer Biomet Holdings, Inc.
50,000	3.550	04/01/25	54,536

			1,909,344

Electric – 4.9%
Berkshire Hathaway Energy Co.
230,000	4.050	04/15/25	256,038
Dominion Energy, Inc.
40,000	3.071	08/15/24	42,514
DTE Energy Co., Series D
70,000	3.700	08/01/23	74,542
Duke Energy Carolinas LLC
110,000	2.500	03/15/23	113,624
Entergy Corp.
75,000	0.900	09/15/25	73,982
Exelon Corp.
70,000	3.400	04/15/26	76,346
Georgia Power Co., Series A
40,000	2.100	07/30/23	41,374
ITC Holdings Corp.
60,000	2.700	11/15/22	61,803

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
National Rural Utilities Cooperative Finance Corp.
$65,000	2.700%	02/15/23	$ 67,383
NextEra Energy Capital Holdings, Inc.
75,000	2.750	05/01/25	79,932
Pacific Gas and Electric Co.
50,000	2.950	03/01/26	51,170
Public Service Co. of Colorado
65,000	2.250	09/15/22	66,060
Puget Energy, Inc.
60,000	3.650	05/15/25	64,932
Sempra Energy
80,000	2.900	02/01/23	83,064
Southern Co. (The)
165,000	2.950	07/01/23	172,997
Southwestern Electric Power Co., Series N
40,000	1.650	03/15/26	40,506

			1,366,267

Energy – 5.6%
BP Capital Markets America, Inc.
60,000	2.520	09/19/22	61,672
120,000	2.750	05/10/23	125,640
75,000	3.790	02/06/24	81,409
Chevron Corp.
100,000	1.554	05/11/25	103,053
ConocoPhillips Co.
50,000	4.950	03/15/26	58,354
Energy Transfer LP
125,000	4.750	01/15/26	140,508
Enterprise Products Operating LLC
50,000	3.750	02/15/25	54,882
Kinder Morgan Energy Partners LP
75,000	4.150	02/01/24	81,189
Kinder Morgan, Inc.
50,000	4.300	06/01/25	55,957
Marathon Petroleum Corp.
35,000	4.700	05/01/25	39,725
MPLX LP
75,000	4.875	12/01/24	84,785
100,000	1.750	03/01/26	101,125
Plains All American Pipeline LP / PAA Finance Corp.
50,000	4.650	10/15/25	55,977

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Sabine Pass Liquefaction LLC
$140,000	5.625%	04/15/23	$ 151,246
50,000	5.625	03/01/25	57,426
Spectra Energy Partners LP
180,000	4.750	03/15/24	198,700
Valero Energy Corp.
50,000	2.850	04/15/25	53,147
Williams Cos., Inc. (The)
50,000	4.000	09/15/25	55,448

			1,560,243

Financial Company – 3.3%
Air Lease Corp.
285,000	3.500	01/15/22	290,466
50,000	1.875	08/15/26	50,057
Ally Financial, Inc.
230,000	3.050	06/05/23	240,865
Ares Capital Corp.
75,000	4.200	06/10/24	80,737
60,000	3.250	07/15/25	63,234
BGC Partners, Inc.
65,000	5.375	07/24/23	70,422
60,000	3.750	10/01/24	63,616
Franklin Resources, Inc.
45,000	2.800	09/15/22	46,467

			905,864

Food and Beverage – 1.9%
Campbell Soup Co.
55,000	2.500	08/02/22	56,402
Coca-Cola Co. (The)
75,000	2.875	10/27/25	81,708
Constellation Brands, Inc.
55,000	4.250	05/01/23	58,831
General Mills, Inc.
100,000	4.000	04/17/25	111,070
PepsiCo, Inc.
65,000	2.850	02/24/26	70,742
Sysco Corp.
75,000	5.650	04/01/25	87,661
Tyson Foods, Inc.
50,000	3.950	08/15/24	54,720

			521,134

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Hardware – 0.7%
Micron Technology, Inc.
$195,000	2.497%	04/24/23	$ 202,221

Healthcare – 1.9%
Anthem, Inc.
100,000	2.950	12/01/22	103,633
Cigna Corp.
75,000	4.125	11/15/25	84,543
CVS Health Corp.
16,000	3.700	03/09/23	16,929
100,000	2.625	08/15/24	106,285
50,000	3.875	07/20/25	55,472
HCA, Inc.
100,000	5.000	03/15/24	111,438
UnitedHealth Group, Inc.
50,000	1.250	01/15/26	50,625

			528,925

Insurance – 1.7%
CNA Financial Corp.
40,000	3.950	05/15/24	43,487
Equitable Holdings, Inc.
26,000	3.900	04/20/23	27,572
Marsh & McLennan Cos., Inc.
190,000	4.050	10/15/23	204,314
MetLife, Inc., Series D
120,000	4.368	09/15/23	130,726
Prudential Financial, Inc.(a)
(3M USD LIBOR + 3.920%)
30,000	5.625	06/15/43	32,512
Voya Financial, Inc.
40,000	3.125	07/15/24	42,913

			481,524

Metals – 0.1%
Nucor Corp.
20,000	4.000	08/01/23	21,351

REITs and Real Estate – 1.0%
Boston Properties LP
190,000	3.125	09/01/23	199,480
GLP Capital LP / GLP Financing II, Inc.
20,000	5.250	06/01/25	22,600

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Realty Income Corp.
$50,000	4.650%		08/01/23	$ 53,897

				275,977

Software – 0.6%
Oracle Corp.
50,000	2.500		04/01/25	52,700
100,000	1.650		03/25/26	101,349

				154,049

Technology – 6.8%
Analog Devices, Inc.
60,000	3.125		12/05/23	63,798
Apple, Inc.
250,000	1.125		05/11/25	253,835
150,000	0.700		02/08/26	148,614
Broadcom, Inc.
75,000	3.625		10/15/24	81,509
50,000	4.700		04/15/25	56,394
Dell International LLC / EMC Corp.
70,000	5.450	(b)	06/15/23	76,149
75,000	4.000	(b)	07/15/24	81,449
Fiserv, Inc.
75,000	3.850		06/01/25	82,749
Hewlett Packard Enterprise Co.
75,000	4.650		10/01/24	83,833
75,000	4.900		10/15/25	85,645
HP, Inc.
60,000	2.200		06/17/25	62,756
Intel Corp.
100,000	3.400		03/25/25	109,733
International Business Machines Corp.
125,000	1.875		08/01/22	127,423
120,000	3.375		08/01/23	127,906
Microsoft Corp.
120,000	2.125		11/15/22	123,327
PayPal Holdings, Inc.
90,000	2.400		10/01/24	95,041
QUALCOMM, Inc.
80,000	2.900		05/20/24	85,510
80,000	3.450		05/20/25	87,794

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Verisk Analytics, Inc.
$55,000	4.125%	09/12/22	$ 57,535

			1,891,000

Transportation – 0.7%
Ryder System, Inc., MTN
65,000	3.400	03/01/23	68,202
Southwest Airlines Co.
50,000	5.250	05/04/25	57,279
United Airlines Pass Through Trust, Class A, Series 20-1
47,583	5.875	10/15/27	52,476

			177,957

Wireless – 3.0%
American Tower Corp.
220,000	5.000	02/15/24	245,277
AT&T, Inc.
50,000	3.400	05/15/25	54,918
Crown Castle International Corp.
195,000	3.200	09/01/24	209,246
T-Mobile USA, Inc.
75,000	1.500	02/15/26	75,270
Verizon Communications, Inc.
200,000	0.850	11/20/25	198,324
50,000	1.450	03/20/26	50,518

			833,553

TOTAL CORPORATE OBLIGATIONS (Cost $21,393,706)			$21,461,427

Foreign Corporate Debt – 20.9%
Banks – 15.0%
Banco Santander SA (Spain)
$200,000	2.746%	05/28/25	$ 211,638
Bank of Montreal(a) (Canada)
(5 Year USD Swap + 1.280%)
35,000	4.338	10/05/28	37,712
Bank of Montreal, Series E (Canada)
60,000	3.300	02/05/24	64,543
Bank of Nova Scotia (The) (Canada)
210,000	2.000	11/15/22	215,525
Barclays PLC(a) (United Kingdom)
(3M USD LIBOR + 1.356%)
240,000	4.338	05/16/24	257,498

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Canadian Imperial Bank of Commerce(a) (Canada)
(3M USD LIBOR + 0.785%)
$205,000	2.606%	07/22/23	$ 210,186
Cooperatieve Rabobank UA, MTN (Netherlands)
250,000	3.375	05/21/25	274,355
Deutsche Bank AG(a) (Germany)
(SOFR + 2.581%)
150,000	3.961	11/26/25	163,207
HSBC Holdings PLC(a) (United Kingdom)
(3M USD LIBOR + 1.055%)
500,000	3.262	03/13/23	511,908
Lloyds Banking Group PLC(a) (United Kingdom)
(US 1 Year CMT T-Note + 1.100%)
250,000	1.326	06/15/23	252,331
Mitsubishi UFJ Financial Group, Inc. (Japan)
250,000	2.801	07/18/24	266,095
Mizuho Financial Group, Inc.(a) (Japan)
(3M USD LIBOR + 0.830%)
200,000	2.226	05/25/26	206,603
Natwest Group PLC (United Kingdom)
105,000	6.125	12/15/22	113,395
280,000	6.000	12/19/23	315,309
Royal Bank of Canada, GMTN (Canada)
120,000	1.950	01/17/23	123,337
Royal Bank of Canada, MTN (Canada)
210,000	1.150	06/10/25	211,935
Santander UK Group Holdings PLC(a) (United Kingdom)
(US 1 Year CMT T-Note + 1.250%)
250,000	1.532	08/21/26	251,001
Sumitomo Mitsui Financial Group, Inc. (Japan)
250,000	1.474	07/08/25	253,575
Toronto-Dominion Bank (The), GMTN (Canada)
90,000	3.250	03/11/24	97,032
Toronto-Dominion Bank (The), MTN (Canada)
110,000	1.900	12/01/22	112,794

			4,149,979

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
$25,000	4.000	04/01/24	$ 27,136

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Communications – 0.4%
WPP Finance 2010 (United Kingdom)
$20,000	3.625%	09/07/22	$ 20,792
75,000	3.750	09/19/24	82,131

			102,923

Consumer Cyclical – 0.5%
Toyota Motor Corp. (Japan)
125,000	3.419	07/20/23	133,354

Consumer Noncyclical – 1.5%
AstraZeneca PLC (United Kingdom)
75,000	0.700	04/08/26	73,526
BAT Capital Corp. (United Kingdom)
40,000	3.222	08/15/24	42,653
Bayer US Finance II LLC(b) (Germany)
75,000	3.375	07/15/24	80,097
GlaxoSmithKline Capital PLC (United Kingdom)
100,000	3.000	06/01/24	107,320
Reynolds American, Inc. (United Kingdom)
90,000	4.450	06/12/25	100,082

			403,678

Energy – 1.6%
BP Capital Markets PLC (United Kingdom)
75,000	2.750	05/10/23	78,525
75,000	3.814	02/10/24	81,688
Shell International Finance BV (Netherlands)
100,000	2.375	04/06/25	106,044
50,000	3.250	05/11/25	54,568
TransCanada PipeLines Ltd. (Canada)
120,000	2.500	08/01/22	123,063

			443,888

Food and Beverage – 1.0%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
200,000	3.650	02/01/26	221,735
Diageo Investment Corp. (United Kingdom)
60,000	8.000	09/15/22	65,873

			287,608

Metals – 0.1%
ArcelorMittal SA (Luxembourg)
25,000	3.600	07/16/24	26,688

Technology – 0.1%
NXP BV / NXP Funding LLC(b) (China)
30,000	4.875	03/01/24	33,276

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Transportation – 0.4%
Canadian Pacific Railway Co. (Canada)
$100,000	2.900%	02/01/25	$ 106,431

Wireless – 0.2%
Vodafone Group PLC (United Kingdom)
60,000	4.125	05/30/25	67,305

TOTAL FOREIGN CORPORATE DEBT (Cost $5,762,393)			$5,782,266

Shares	Dividend Rate		Value

Investment Company – 0.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$110,042	0.026%		$ 110,042
(Cost $110,042)

TOTAL INVESTMENTS – 98.8% (Cost $27,266,141)			$27,353,735

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			327,667

NET ASSETS – 100.0%			$27,681,402

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2021.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations - 80.9%
Aerospace & Defense - 1.7%
Boeing Co. (The)
$100,000	3.200%	03/01/29	$ 104,007
100,000	5.805	05/01/50	129,361
474,000	3.950	08/01/59	467,625
1,000,000	5.930	05/01/60	1,305,007
General Dynamics Corp.
219,000	2.250	11/15/22	224,384
400,000	3.375	05/15/23	423,480
300,000	3.500	04/01/27	334,997
350,000	3.750	05/15/28	395,967
84,000	4.250	04/01/50	103,576
Lockheed Martin Corp.
50,000	2.900	03/01/25	53,877
310,000	4.070	12/15/42	363,800
84,000	3.800	03/01/45	94,535
304,000	4.700	05/15/46	386,880
407,000	4.090	09/15/52	488,419
Northrop Grumman Corp.
700,000	2.930	01/15/25	749,205
290,000	3.200	02/01/27	316,666
810,000	3.250	01/15/28	877,258
900,000	4.400	05/01/30	1,047,489
406,000	4.030	10/15/47	464,272
267,000	5.250	05/01/50	362,707
Raytheon Technologies Corp.
400,000	2.500	12/15/22	411,576
1,100,000	3.950	08/16/25	1,227,708
100,000	3.125	05/04/27	108,614
300,000	4.125	11/16/28	341,809
620,000	6.125	07/15/38	858,075
243,000	4.450	11/16/38	287,321
500,000	4.500	06/01/42	601,866
100,000	4.150	05/15/45	113,137
296,000	3.750	11/01/46	319,415
304,000	4.350	04/15/47	356,199
292,000	4.625	11/16/48	360,645

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Raytheon Technologies Corp. – (continued)
$592,000	3.125%		07/01/50	$ 580,573

				14,260,450

Agriculture - 0.0%
Archer-Daniels-Midland Co.
92,000	3.250		03/27/30	100,463

Banks - 19.1%
American Express Co.
50,000	2.750		05/20/22	51,136
240,000	3.400		02/22/24	258,288
1,250,000	3.000		10/30/24	1,349,581
857,000	4.200		11/06/25	975,668
400,000	3.125		05/20/26	437,869
305,000	4.050		12/03/42	349,935
American Express Credit Corp., MTN
910,000	3.300		05/03/27	1,010,284
Bank of America Corp.
100,000	4.100		07/24/23	108,057
(3M USD LIBOR + 0.790%)
972,000	3.004	(a)	12/20/23	1,011,963
(3M USD LIBOR + 0.780%)
693,000	3.550	(a)	03/05/24	731,561
(3M USD LIBOR + 0.810%)
824,000	3.366	(a)	01/23/26	893,554
(3M USD LIBOR + 1.512%)
604,000	3.705	(a)	04/24/28	668,766
(3M USD LIBOR + 1.040%)
1,398,000	3.419	(a)	12/20/28	1,529,715
(SOFR + 2.150%)
1,000,000	2.592	(a)	04/29/31	1,018,540
(SOFR + 1.320%)
1,300,000	2.687	(a)	04/22/32	1,325,237
460,000	6.110		01/29/37	623,344
(3M USD LIBOR + 1.814%)
390,000	4.244	(a)	04/24/38	455,138
370,000	7.750		05/14/38	575,162
(SOFR + 1.580%)

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp. – (continued)
$700,000	3.311	%(a)	04/22/42	$ 719,394
Bank of America Corp., GMTN
1,041,000	3.300		01/11/23	1,090,674
550,000	3.500		04/19/26	607,930
(3M USD LIBOR + 1.370%)
540,000	3.593	(a)	07/21/28	594,507
Bank of America Corp., Series L
275,000	3.950		04/21/25	302,723
508,000	4.183		11/25/27	571,203
Bank of America Corp., MTN
550,000	2.503		10/21/22	554,965
740,000	4.000		04/01/24	812,622
(SOFR + 1.460%)
119,000	1.486	(a)	05/19/24	121,383
(3M USD LIBOR + 0.940%)
200,000	3.864	(a)	07/23/24	214,419
1,296,000	4.200		08/26/24	1,431,250
(SOFR + 0.740%)
710,000	0.810	(a)	10/24/24	714,320
670,000	4.000		01/22/25	738,574
530,000	3.875		08/01/25	591,976
(3M USD LIBOR + 1.090%)
800,000	3.093	(a)	10/01/25	856,019
(3M USD LIBOR + 0.870%)
800,000	2.456	(a)	10/22/25	844,151
(3M USD LIBOR + 0.640%)
70,000	2.015	(a)	02/13/26	72,708
200,000	4.450		03/03/26	228,392
(SOFR + 1.150%)
70,000	1.319	(a)	06/19/26	70,416
648,000	4.250		10/22/26	737,901
(3M USD LIBOR + 1.060%)
570,000	3.559	(a)	04/23/27	627,843
780,000	3.248		10/21/27	846,574
(3M USD LIBOR + 1.575%)
482,000	3.824	(a)	01/20/28	538,314

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
(3M USD LIBOR + 1.070%)
$150,000	3.970	%(a)	03/05/29	$ 167,767
(3M USD LIBOR + 1.310%)
1,030,000	4.271	(a)	07/23/29	1,174,721
(3M USD LIBOR + 1.210%)
570,000	3.974	(a)	02/07/30	640,111
(3M USD LIBOR + 1.180%)
300,000	3.194	(a)	07/23/30	318,995
(3M USD LIBOR + 1.190%)
317,000	2.884	(a)	10/22/30	330,861
(3M USD LIBOR + 0.990%)
425,000	2.496	(a)	02/13/31	428,644
(SOFR + 1.530%)
750,000	1.898	(a)	07/23/31	720,167
(3M USD LIBOR + 1.320%)
360,000	4.078	(a)	04/23/40	411,363
(SOFR + 1.930%)
900,000	2.676	(a)	06/19/41	853,500
248,000	5.875		02/07/42	346,900
994,000	5.000		01/21/44	1,268,380
(3M USD LIBOR + 1.990%)
470,000	4.443	(a)	01/20/48	557,491
(3M USD LIBOR + 1.520%)
718,000	4.330	(a)	03/15/50	850,688
(3M USD LIBOR + 3.150%)
990,000	4.083	(a)	03/20/51	1,132,371
Bank of America Corp.(a), Series N
(SOFR + 1.220%)
500,000	2.651		03/11/32	506,972
Bank of New York Mellon Corp. (The), Series G
740,000	3.000		02/24/25	801,567
Bank of New York Mellon Corp. (The), MTN
(3M USD LIBOR + 0.634%)
800,000	2.661	(a)	05/16/23	819,364
120,000	3.450		08/11/23	128,459
760,000	2.200		08/16/23	788,881

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of New York Mellon Corp. (The), MTN – (continued)
$380,000	2.800%		05/04/26	$ 410,166
575,000	2.450		08/17/26	610,844
790,000	3.250		05/16/27	871,938
60,000	3.300		08/23/29	65,439
Capital One Financial Corp.
659,000	3.200		01/30/23	688,424
180,000	2.600		05/11/23	187,242
1,355,000	3.900		01/29/24	1,470,052
339,000	3.300		10/30/24	366,385
305,000	3.200		02/05/25	329,492
510,000	3.750		07/28/26	565,060
650,000	3.750		03/09/27	727,721
100,000	3.650		05/11/27	111,447
100,000	3.800		01/31/28	112,228
Charles Schwab Corp. (The)
50,000	2.650		01/25/23	51,881
184,000	1.650		03/11/31	174,850
Citibank NA
1,180,000	3.650		01/23/24	1,280,439
Citigroup, Inc.
250,000	4.050		07/30/22	260,734
220,000	2.700		10/27/22	227,161
660,000	3.500		05/15/23	699,174
635,000	3.875		10/25/23	689,407
(3M USD LIBOR + 1.023%)
644,000	4.044	(a)	06/01/24	689,615
440,000	4.000		08/05/24	482,999
785,000	3.875		03/26/25	863,868
340,000	3.300		04/27/25	371,402
270,000	4.400		06/10/25	302,972
799,000	5.500		09/13/25	940,802
225,000	3.700		01/12/26	249,192
390,000	4.600		03/09/26	446,418
(SOFR + 2.842%)
990,000	3.106	(a)	04/08/26	1,065,679
800,000	3.400		05/01/26	878,715

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. – (continued)
$880,000	3.200%		10/21/26	$ 954,499
286,000	4.300		11/20/26	323,961
817,000	4.450		09/29/27	934,217
240,000	4.125		07/25/28	269,492
(3M USD LIBOR + 1.338%)
575,000	3.980	(a)	03/20/30	647,985
(SOFR + 1.422%)
1,160,000	2.976	(a)	11/05/30	1,214,765
(SOFR + 1.146%)
500,000	2.666	(a)	01/29/31	509,741
(SOFR + 2.107%)
1,150,000	2.572	(a)	06/03/31	1,163,592
(SOFR + 1.167%)
500,000	2.561	(a)	05/01/32	500,588
240,000	6.625		06/15/32	324,401
760,000	8.125		07/15/39	1,279,895
480,000	6.675		09/13/43	723,170
150,000	5.300		05/06/44	194,910
371,000	4.650		07/30/45	459,750
790,000	4.750		05/18/46	967,779
(3M USD LIBOR + 1.839%)
180,000	4.281	(a)	04/24/48	214,555
296,000	4.650		07/23/48	372,042
Discover Bank
815,000	3.350		02/06/23	853,642
700,000	2.450		09/12/24	737,114
Fifth Third Bancorp
900,000	3.650		01/25/24	970,992
650,000	2.550		05/05/27	687,135
190,000	8.250		03/01/38	312,207
Fifth Third Bank NA
560,000	3.850		03/15/26	620,707
Huntington Bancshares, Inc.
1,040,000	2.625		08/06/24	1,098,963
900,000	2.550		02/04/30	926,592

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.
$723,000	3.250%		09/23/22	$ 752,171
167,000	2.972		01/15/23	169,988
140,000	3.200		01/25/23	146,863
(3M USD LIBOR + 0.935%)
250,000	2.776	(a)	04/25/23	255,716
160,000	3.375		05/01/23	169,051
700,000	2.700		05/18/23	730,383
150,000	3.875		02/01/24	163,598
50,000	3.625		05/13/24	54,609
(3M USD LIBOR + 0.890%)
200,000	3.797	(a)	07/23/24	213,908
515,000	3.875		09/10/24	564,969
(3M USD LIBOR + 1.000%)
50,000	4.023	(a)	12/05/24	54,229
620,000	3.125		01/23/25	669,262
(3M USD LIBOR + 1.155%)
340,000	3.220	(a)	03/01/25	363,156
(SOFR + 1.585%)
170,000	2.005	(a)	03/13/26	176,073
1,100,000	3.300		04/01/26	1,206,217
(SOFR + 1.850%)
1,240,000	2.083	(a)	04/22/26	1,285,777
1,000,000	3.200		06/15/26	1,092,099
550,000	4.125		12/15/26	623,301
(3M USD LIBOR + 1.245%)
300,000	3.960	(a)	01/29/27	335,176
(SOFR + 0.885%)
600,000	1.578	(a)	04/22/27	603,898
578,000	4.250		10/01/27	665,235
324,000	3.625		12/01/27	357,772
(3M USD LIBOR + 1.337%)
415,000	3.782	(a)	02/01/28	462,784
(3M USD LIBOR + 1.380%)
1,650,000	3.540	(a)	05/01/28	1,816,549
(SOFR + 1.890%)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
$550,000	2.182	%(a)	06/01/28	$ 565,452
(3M USD LIBOR + 0.945%)
200,000	3.509	(a)	01/23/29	218,724
(3M USD LIBOR + 1.120%)
518,000	4.005	(a)	04/23/29	583,748
(3M USD LIBOR + 1.160%)
1,136,000	3.702	(a)	05/06/30	1,259,390
(SOFR + 1.510%)
415,000	2.739	(a)	10/15/30	430,837
(SOFR + 3.790%)
1,000,000	4.493	(a)	03/24/31	1,167,920
(SOFR + 2.040%)
200,000	2.522	(a)	04/22/31	202,977
(SOFR + 1.250%)
650,000	2.580	(a)	04/22/32	657,613
650,000	6.400		05/15/38	939,318
(3M USD LIBOR + 1.360%)
1,105,000	3.882	(a)	07/24/38	1,247,863
147,000	5.500		10/15/40	196,336
(SOFR + 2.460%)
250,000	3.109	(a)	04/22/41	251,763
826,000	5.600		07/15/41	1,123,723
450,000	5.400		01/06/42	600,245
(SOFR + 1.460%)
100,000	3.157	(a)	04/22/42	100,793
10,000	5.625		08/16/43	13,389
250,000	4.850		02/01/44	316,804
230,000	4.950		06/01/45	292,727
(3M USD LIBOR + 1.580%)
560,000	4.260	(a)	02/22/48	657,804
(3M USD LIBOR + 1.460%)
979,000	4.032	(a)	07/24/48	1,113,433
(3M USD LIBOR + 1.380%)
1,130,000	3.964	(a)	11/15/48	1,271,905
(3M USD LIBOR + 1.220%)

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
$340,000	3.897	%(a)	01/23/49	$ 377,862
(SOFR + 2.440%)
652,000	3.109	(a)	04/22/51	644,608
(SOFR + 1.580%)
650,000	3.328	(a)	04/22/52	662,499
KeyCorp, MTN
500,000	2.250		04/06/27	521,166
500,000	4.100		04/30/28	575,204
1,140,000	2.550		10/01/29	1,179,365
Morgan Stanley
815,000	2.750		05/19/22	834,558
150,000	4.875		11/01/22	159,283
(3M USD LIBOR + 0.847%)
1,210,000	3.737	(a)	04/24/24	1,284,313
1,290,000	5.000		11/24/25	1,497,108
(SOFR + 0.720%)
500,000	0.985	(a)	12/10/26	493,966
360,000	3.625		01/20/27	400,303
586,000	3.950		04/23/27	659,131
(3M USD LIBOR + 1.455%)
100,000	3.971	(a)	07/22/38	114,398
758,000	6.375		07/24/42	1,126,777
660,000	4.300		01/27/45	784,216
370,000	4.375		01/22/47	448,565
Morgan Stanley, Series F
1,055,000	3.875		04/29/24	1,152,037
Morgan Stanley, GMTN
290,000	3.125		01/23/23	303,130
1,200,000	3.750		02/25/23	1,269,120
125,000	3.700		10/23/24	137,456
655,000	4.000		07/23/25	733,529
800,000	3.875		01/27/26	896,908
804,000	4.350		09/08/26	916,644
(SOFR + 1.143%)
1,160,000	2.699	(a)	01/22/31	1,197,231
(SOFR + 4.840%)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, GMTN – (continued)
$735,000	5.597	%(a)	03/24/51	$ 1,056,214
Morgan Stanley, MTN
1,144,000	4.100		05/22/23	1,225,288
(SOFR + 0.466%)
70,000	0.560	(a)	11/10/23	70,124
(SOFR + 1.152%)
500,000	2.720	(a)	07/22/25	531,367
1,015,000	3.125		07/27/26	1,106,950
(SOFR + 3.120%)
380,000	3.622	(a)	04/01/31	418,500
(SOFR + 1.034%)
201,000	1.794	(a)	02/13/32	190,369
(SOFR + 1.430%)
500,000	2.802	(a)	01/25/52	471,196
PNC Bank NA
250,000	3.500		06/08/23	265,277
910,000	3.100		10/25/27	995,678
760,000	2.700		10/22/29	787,038
PNC Financial Services Group, Inc. (The)
100,000	3.900		04/29/24	109,406
950,000	2.600		07/23/26	1,013,237
290,000	3.150		05/19/27	318,271
100,000	3.450		04/23/29	110,560
410,000	2.550		01/22/30	426,136
(SOFR + 0.979%)
200,000	2.307	(a)	04/23/32	200,487
Santander Holdings USA, Inc.
70,000	3.400		01/18/23	73,011
1,500,000	3.500		06/07/24	1,611,310
State Street Corp.
(3M USD LIBOR + 0.635%)
810,000	2.653	(a)	05/15/23	828,454
218,000	3.100		05/15/23	230,140
395,000	3.700		11/20/23	428,829
35,000	3.300		12/16/24	38,451
700,000	3.550		08/18/25	779,795

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
State Street Corp. – (continued)
(SOFR + 0.940%)
$210,000	2.354	%(a)	11/01/25	$ 222,364
410,000	2.650		05/19/26	442,117
Synchrony Financial
760,000	4.250		08/15/24	832,631
448,000	4.500		07/23/25	501,097
224,000	3.950		12/01/27	247,735
Truist Bank
840,000	2.800		05/17/22	859,137
764,000	3.200		04/01/24	822,718
500,000	1.500		03/10/25	511,022
300,000	2.250		03/11/30	298,440
Truist Financial Corp., MTN
340,000	2.750		04/01/22	346,267
790,000	3.050		06/20/22	811,925
840,000	3.750		12/06/23	907,738
755,000	2.850		10/26/24	812,245
500,000	1.950		06/05/30	493,802
US Bancorp, MTN
650,000	3.700		01/30/24	704,784
310,000	3.600		09/11/24	338,930
565,000	3.100		04/27/26	615,617
705,000	3.900		04/26/28	807,830
800,000	3.000		07/30/29	853,919
US Bancorp, Series V
50,000	2.375		07/22/26	52,821
US Bancorp, Series X
775,000	3.150		04/27/27	847,233
US Bank NA
660,000	2.650		05/23/22	674,980
Wells Fargo & Co.
220,000	4.125		08/15/23	237,723
350,000	3.000		04/22/26	379,186
1,300,000	3.000		10/23/26	1,409,304
(SOFR + 2.530%)
1,600,000	3.068	(a)	04/30/41	1,604,216
500,000	5.375		11/02/43	645,395

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co. – (continued)
$92,000	3.900%		05/01/45	$ 104,099
Wells Fargo & Co., GMTN
500,000	4.900		11/17/45	614,365
Wells Fargo & Co., MTN
1,200,000	3.750		01/24/24	1,298,208
(SOFR + 1.600%)
1,300,000	1.654	(a)	06/02/24	1,333,677
(SOFR + 1.087%)
500,000	2.406	(a)	10/30/25	526,812
(3M USD LIBOR + 0.750%)
500,000	2.164	(a)	02/11/26	522,006
(3M USD LIBOR + 1.310%)
200,000	3.584	(a)	05/22/28	221,256
900,000	4.150		01/24/29	1,026,985
(SOFR + 1.432%)
2,100,000	2.879	(a)	10/30/30	2,206,809
(SOFR + 1.262%)
700,000	2.572	(a)	02/11/31	715,753
(SOFR + 4.032%)
200,000	4.478	(a)	04/04/31	232,764
1,334,000	4.400		06/14/46	1,548,965
100,000	4.750		12/07/46	121,762
(SOFR + 4.502%)
1,600,000	5.013	(a)	04/04/51	2,126,800

				160,646,148

Basic Industry - 1.1%
Air Products and Chemicals, Inc.
567,000	2.050		05/15/30	568,590
150,000	2.800		05/15/50	143,332
Dow Chemical Co. (The)
970,000	3.500		10/01/24	1,056,072
500,000	7.375		11/01/29	686,271
200,000	4.375		11/15/42	232,685
200,000	3.600		11/15/50	204,255
DuPont de Nemours, Inc.
390,000	4.205		11/15/23	423,845

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Basic Industry – (continued)
DuPont de Nemours, Inc. – (continued)
$670,000	4.493%		11/15/25	$ 764,666
330,000	5.319		11/15/38	422,801
584,000	5.419		11/15/48	778,262
International Paper Co.
250,000	4.800		06/15/44	307,573
190,000	4.400		08/15/47	226,805
150,000	4.350		08/15/48	178,968
LYB International Finance BV
258,000	4.000		07/15/23	276,681
220,000	4.875		03/15/44	265,175
LYB International Finance III LLC
688,000	4.200		10/15/49	753,726
LyondellBasell Industries NV
200,000	5.750		04/15/24	225,905
200,000	4.625		02/26/55	230,965
Sherwin-Williams Co. (The)
500,000	3.450		06/01/27	551,398
438,000	4.500		06/01/47	526,237
Weyerhaeuser Co.
187,000	7.375		03/15/32	268,559

				9,092,771

Broadcasting - 0.5%
Discovery Communications LLC
158,000	2.950		03/20/23	164,414
355,000	3.950		03/20/28	389,951
320,000	4.125		05/15/29	352,300
693,000	5.200		09/20/47	818,354
365,000	4.000	(b)	09/15/55	362,625
Fox Corp.
990,000	4.030		01/25/24	1,076,884
690,000	4.709		01/25/29	801,134
280,000	5.476		01/25/39	349,645

				4,315,307

Brokerage - 0.5%
BlackRock, Inc.
250,000	3.375		06/01/22	257,473
900,000	3.500		03/18/24	979,766

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Brokerage – (continued)
BlackRock, Inc. – (continued)
$1,200,000	2.400%		04/30/30	$ 1,245,174
CME Group, Inc.
50,000	3.000		09/15/22	51,765
450,000	3.000		03/15/25	485,341
100,000	5.300		09/15/43	140,120
Jefferies Financial Group, Inc.
709,000	5.500		10/18/23	763,787
Jefferies Group LLC
250,000	5.125		01/20/23	268,526

				4,191,952

Building Materials - 0.1%
Stanley Black & Decker, Inc.(a) (US 5 Year CMT T-Note + 2.657%)
467,000	4.000		03/15/60	508,822

Capital Goods - 2.3%
3M Co.
100,000	2.000		02/14/25	104,746
50,000	2.875		10/15/27	54,298
394,000	3.250		08/26/49	419,684
3M Co., MTN
310,000	4.000		09/14/48	368,251
Berry Global, Inc.
270,000	0.950	(b)	02/15/24	269,799
100,000	1.570	(b)	01/15/26	100,153
Carrier Global Corp.
1,130,000	2.722		02/15/30	1,158,621
500,000	2.700		02/15/31	510,796
621,000	3.377		04/05/40	634,092
600,000	3.577		04/05/50	619,773
Caterpillar Financial Services Corp.
400,000	0.650		07/07/23	403,236
Caterpillar Financial Services Corp., MTN
270,000	1.950		11/18/22	276,997
Caterpillar, Inc.
430,000	3.400		05/15/24	465,387
80,000	5.200		05/27/41	107,570
880,000	3.803		08/15/42	1,020,043
900,000	3.250		09/19/49	949,003

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Deere & Co.
$470,000	2.600%	06/08/22	$ 478,886
320,000	3.900	06/09/42	378,748
Eaton Corp.
1,060,000	2.750	11/02/22	1,096,839
100,000	4.150	11/02/42	115,268
General Electric Co.
1,270,000	2.700	10/09/22	1,311,804
40,000	4.125	10/09/42	44,867
220,000	4.500	03/11/44	257,899
750,000	4.350	05/01/50	859,763
General Electric Co., GMTN
450,000	6.150	08/07/37	608,935
224,000	6.875	01/10/39	325,117
General Electric Co., MTN
800,000	6.750	03/15/32	1,084,622
354,000	5.875	01/14/38	467,330
Honeywell International, Inc.
92,000	0.483	08/19/22	92,066
705,000	2.500	11/01/26	753,540
100,000	2.700	08/15/29	105,942
Illinois Tool Works, Inc.
390,000	2.650	11/15/26	420,657
John Deere Capital Corp., MTN
190,000	2.800	03/06/23	198,581
Republic Services, Inc.
420,000	3.950	05/15/28	472,899
Waste Management, Inc.
550,000	3.150	11/15/27	600,260
Westinghouse Air Brake Technologies Corp.
800,000	3.450	11/15/26	862,206
700,000	4.950	09/15/28	807,365

			18,806,043

Communications - 4.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
736,000	4.464	07/23/22	764,564
1,110,000	4.908	07/23/25	1,263,013
525,000	3.750	02/15/28	571,282

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital – (continued)
$990,000	4.200%	03/15/28	$ 1,105,421
250,000	5.050	03/30/29	291,497
593,000	6.384	10/23/35	780,229
130,000	5.375	04/01/38	155,101
824,000	6.484	10/23/45	1,089,269
534,000	5.375	05/01/47	627,199
495,000	5.750	04/01/48	606,947
625,000	5.125	07/01/49	720,189
190,000	3.700	04/01/51	179,323
500,000	3.850	04/01/61	462,545
Charter Communications Operating LLC / Charter Communications Operating Capital, Series USD
298,000	4.500	02/01/24	325,763
Comcast Cable Communications Holdings, Inc.
500,000	9.455	11/15/22	566,600
Comcast Corp.
1,236,000	3.700	04/15/24	1,346,438
240,000	3.375	02/15/25	261,948
92,000	3.375	08/15/25	100,950
184,000	3.150	03/01/26	200,973
92,000	3.300	02/01/27	101,178
105,000	3.150	02/15/28	114,266
92,000	3.550	05/01/28	102,166
874,000	4.150	10/15/28	1,007,604
500,000	3.400	04/01/30	546,273
890,000	4.250	10/15/30	1,030,943
400,000	1.950	01/15/31	387,195
595,000	4.250	01/15/33	695,483
240,000	7.050	03/15/33	344,607
360,000	4.200	08/15/34	420,936
480,000	3.200	07/15/36	507,535
120,000	6.950	08/15/37	180,150
130,000	3.900	03/01/38	145,968
644,000	4.600	10/15/38	777,608
581,000	3.250	11/01/39	599,828

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Comcast Corp. – (continued)
$92,000	3.750%	04/01/40	$ 101,476
672,000	4.650	07/15/42	825,360
368,000	4.750	03/01/44	458,149
115,000	4.600	08/15/45	140,366
403,000	3.400	07/15/46	416,774
276,000	4.000	08/15/47	313,643
480,000	3.969	11/01/47	539,075
420,000	4.000	03/01/48	475,714
816,000	4.700	10/15/48	1,013,947
475,000	3.999	11/01/49	540,449
184,000	2.450	08/15/52	158,429
513,000	4.049	11/01/52	586,685
521,000	4.950	10/15/58	692,738
NBCUniversal Media LLC
915,000	4.450	01/15/43	1,086,643
Omnicom Group, Inc. / Omnicom Capital, Inc.
532,000	3.650	11/01/24	580,905
350,000	3.600	04/15/26	388,140
Time Warner Cable LLC
70,000	6.550	05/01/37	93,534
488,000	7.300	07/01/38	688,773
332,000	6.750	06/15/39	455,109
180,000	5.875	11/15/40	226,305
561,000	5.500	09/01/41	678,013
Time Warner Entertainment Co. LP
1,005,000	8.375	03/15/23	1,141,841
200,000	8.375	07/15/33	298,185
TWDC Enterprises 18 Corp., GMTN
190,000	4.125	06/01/44	220,450
TWDC Enterprises 18 Corp., MTN
705,000	1.850	07/30/26	725,350
290,000	2.950	06/15/27	315,893
ViacomCBS, Inc.
860,000	4.950	01/15/31	1,017,090
740,000	4.200	05/19/32	834,780
150,000	6.875	04/30/36	208,788
100,000	5.850	09/01/43	128,980

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
ViacomCBS, Inc. – (continued)
$200,000	4.950%	05/19/50	$ 237,899
Walt Disney Co. (The)
377,000	3.000	09/15/22	390,541
680,000	1.750	08/30/24	704,122
440,000	2.200	01/13/28	452,443
800,000	2.000	09/01/29	794,770
498,000	3.800	03/22/30	559,672
1,200,000	2.650	01/13/31	1,240,164
75,000	6.400	12/15/35	107,677
420,000	4.625	03/23/40	517,156
270,000	4.700	03/23/50	339,891
1,040,000	3.800	05/13/60	1,142,589

			40,219,499

Consumer Cyclical - 7.3%
Amazon.com, Inc.
817,000	2.400	02/22/23	845,304
230,000	2.800	08/22/24	246,261
228,000	3.800	12/05/24	251,848
100,000	0.800	06/03/25	100,565
18,000	5.200	12/03/25	21,291
30,000	3.150	08/22/27	33,126
450,000	1.500	06/03/30	433,675
420,000	4.800	12/05/34	534,028
775,000	3.875	08/22/37	890,208
494,000	4.950	12/05/44	644,940
1,145,000	4.050	08/22/47	1,332,454
744,000	2.500	06/03/50	666,254
430,000	4.250	08/22/57	521,343
American Honda Finance Corp., MTN
50,000	2.050	01/10/23	51,455
520,000	0.875	07/07/23	526,147
500,000	2.150	09/10/24	524,272
Booking Holdings, Inc.
280,000	3.600	06/01/26	309,824
550,000	4.625	04/13/30	644,241

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Costco Wholesale Corp.
$576,000	2.300%	05/18/22	$ 587,072
400,000	3.000	05/18/27	438,454
200,000	1.375	06/20/27	201,302
640,000	1.750	04/20/32	618,673
Dollar Tree, Inc.
665,000	4.000	05/15/25	736,600
290,000	4.200	05/15/28	328,192
eBay, Inc.
700,000	2.750	01/30/23	726,833
50,000	3.450	08/01/24	53,965
100,000	3.600	06/05/27	110,912
208,000	2.700	03/11/30	212,498
General Motors Co.
600,000	4.875	10/02/23	656,974
100,000	5.400	10/02/23	110,757
907,000	5.000	10/01/28	1,058,566
448,000	6.600	04/01/36	607,093
450,000	6.250	10/02/43	608,109
314,000	5.400	04/01/48	385,729
200,000	5.950	04/01/49	262,738
General Motors Financial Co., Inc.
100,000	3.150	06/30/22	102,656
157,000	3.550	07/08/22	162,396
700,000	5.200	03/20/23	757,584
200,000	3.700	05/09/23	210,162
410,000	5.100	01/17/24	454,157
1,000,000	1.050	03/08/24	1,007,688
1,550,000	3.950	04/13/24	1,680,382
850,000	4.000	01/15/25	927,673
790,000	5.250	03/01/26	914,447
500,000	2.350	01/08/31	483,591
Global Payments, Inc.
661,000	3.200	08/15/29	697,188
Home Depot, Inc. (The)
70,000	2.625	06/01/22	71,582
128,000	2.700	04/01/23	133,132

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Home Depot, Inc. (The) – (continued)
$450,000	3.750%	02/15/24	$ 487,442
50,000	3.350	09/15/25	55,071
97,000	3.000	04/01/26	105,845
172,000	2.125	09/15/26	181,182
410,000	2.800	09/14/27	444,327
550,000	3.900	12/06/28	631,463
430,000	5.875	12/16/36	599,116
180,000	5.950	04/01/41	256,548
722,000	4.400	03/15/45	886,450
460,000	4.250	04/01/46	551,003
290,000	3.900	06/15/47	332,228
220,000	4.500	12/06/48	274,675
184,000	3.125	12/15/49	186,749
720,000	3.500	09/15/56	776,803
Lowe’s Cos., Inc.
700,000	2.500	04/15/26	743,526
230,000	3.100	05/03/27	250,249
1,150,000	3.650	04/05/29	1,271,292
280,000	3.700	04/15/46	298,364
354,000	4.050	05/03/47	391,903
184,000	3.000	10/15/50	173,262
Marriott International, Inc., Series EE
400,000	5.750	05/01/25	464,813
Marriott International, Inc., Series R
200,000	3.125	06/15/26	211,205
Mastercard, Inc.
210,000	2.000	03/03/25	220,370
303,000	2.950	11/21/26	330,557
880,000	3.350	03/26/30	980,447
562,000	3.650	06/01/49	627,144
300,000	3.850	03/26/50	345,438
McDonald’s Corp., MTN
336,000	3.350	04/01/23	354,150
370,000	3.700	01/30/26	411,685
690,000	3.500	03/01/27	764,124
350,000	3.800	04/01/28	393,920

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
McDonald’s Corp., MTN – (continued)
$600,000	2.625%	09/01/29	$ 624,630
282,000	2.125	03/01/30	281,178
150,000	3.600	07/01/30	166,080
859,000	4.700	12/09/35	1,045,665
320,000	4.875	12/09/45	399,444
296,000	4.450	09/01/48	347,855
322,000	4.200	04/01/50	372,426
NIKE, Inc.
330,000	2.375	11/01/26	351,817
250,000	3.250	03/27/40	266,201
140,000	3.875	11/01/45	162,155
414,000	3.375	03/27/50	447,431
Starbucks Corp.
100,000	3.850	10/01/23	107,365
100,000	4.000	11/15/28	113,474
600,000	3.550	08/15/29	660,683
500,000	4.450	08/15/49	591,639
Target Corp.
450,000	3.500	07/01/24	490,377
265,000	2.350	02/15/30	273,603
629,000	4.000	07/01/42	762,704
TJX Cos., Inc. (The)
180,000	2.250	09/15/26	190,371
Toyota Motor Credit Corp., GMTN
570,000	3.450	09/20/23	611,384
Toyota Motor Credit Corp., MTN
100,000	0.450	07/22/22	100,405
560,000	2.150	09/08/22	574,116
820,000	0.500	08/14/23	823,500
1,065,000	2.150	02/13/30	1,078,796
832,000	3.375	04/01/30	922,613
VF Corp.
1,120,000	2.050	04/23/22	1,137,760
Visa, Inc.
1,125,000	3.150	12/14/25	1,235,296
360,000	2.750	09/15/27	389,896
709,000	2.050	04/15/30	717,913

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Visa, Inc. – (continued)
$470,000	4.150%	12/14/35	$ 565,910
300,000	2.700	04/15/40	298,129
889,000	4.300	12/14/45	1,097,326
40,000	3.650	09/15/47	45,209
Walmart, Inc.
138,000	2.350	12/15/22	142,301
257,000	2.550	04/11/23	267,327
510,000	3.400	06/26/23	541,388
200,000	2.650	12/15/24	214,508
184,000	3.050	07/08/26	201,773
1,276,000	3.700	06/26/28	1,447,110
325,000	3.250	07/08/29	360,641
680,000	5.250	09/01/35	907,729
395,000	6.500	08/15/37	590,387
530,000	3.950	06/28/38	619,950
92,000	3.625	12/15/47	104,330
672,000	4.050	06/29/48	810,571
46,000	2.950	09/24/49	46,769

			61,393,827

Consumer Noncyclical – 7.0%
Abbott Laboratories
34,000	3.400	11/30/23	36,406
415,000	2.950	03/15/25	446,853
124,000	3.750	11/30/26	140,396
156,000	4.750	11/30/36	195,765
540,000	4.900	11/30/46	712,947
Altria Group, Inc.
250,000	4.000	01/31/24	271,730
800,000	2.350	05/06/25	838,858
800,000	4.800	02/14/29	918,021
70,000	2.450	02/04/32	66,238
100,000	5.800	02/14/39	120,779
500,000	3.400	02/04/41	458,170
100,000	4.250	08/09/42	101,762
310,000	5.375	01/31/44	359,941
664,000	3.875	09/16/46	629,333

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Altria Group, Inc. – (continued)
$520,000	5.950%	02/14/49	$ 645,054
70,000	3.700	02/04/51	63,895
150,000	4.000	02/04/61	139,525
Amgen, Inc.
135,000	2.650	05/11/22	137,865
280,000	3.625	05/22/24	303,606
345,000	2.600	08/19/26	367,060
908,000	2.200	02/21/27	941,962
520,000	3.200	11/02/27	570,881
460,000	2.450	02/21/30	468,909
50,000	3.150	02/21/40	50,806
250,000	4.563	06/15/48	302,356
200,000	3.375	02/21/50	202,923
790,000	4.663	06/15/51	980,118
1,280,000	2.770	09/01/53	1,159,798
Becton Dickinson and Co.
426,000	2.894	06/06/22	436,206
400,000	3.363	06/06/24	429,983
326,000	3.734	12/15/24	357,107
350,000	3.700	06/06/27	390,901
200,000	2.823	05/20/30	207,984
300,000	4.685	12/15/44	362,506
470,000	4.669	06/06/47	566,015
Boston Scientific Corp.
700,000	3.750	03/01/26	778,947
500,000	2.650	06/01/30	508,106
210,000	4.550	03/01/39	250,473
90,000	4.700	03/01/49	111,171
Bristol-Myers Squibb Co.
644,000	2.600	05/16/22	658,858
452,000	3.250	08/15/22	466,149
1,012,000	3.550	08/15/22	1,050,662
288,000	3.250	02/20/23	301,094
1,120,000	3.875	08/15/25	1,254,386
80,000	3.450	11/15/27	88,723
1,400,000	3.400	07/26/29	1,550,592

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Bristol-Myers Squibb Co. – (continued)
$100,000	1.450%	11/13/30	$ 94,771
500,000	4.125	06/15/39	585,727
100,000	5.000	08/15/45	131,205
220,000	4.350	11/15/47	265,725
100,000	4.550	02/20/48	125,324
1,030,000	4.250	10/26/49	1,244,461
339,000	2.550	11/13/50	307,832
Cardinal Health, Inc.
300,000	2.616	06/15/22	306,464
218,000	3.079	06/15/24	232,212
Eli Lilly & Co.
750,000	3.950	03/15/49	873,840
442,000	4.150	03/15/59	536,883
92,000	2.500	09/15/60	80,345
Gilead Sciences, Inc.
170,000	3.250	09/01/22	175,456
1,270,000	0.750	09/29/23	1,272,494
100,000	3.500	02/01/25	108,806
100,000	3.650	03/01/26	110,785
100,000	2.950	03/01/27	107,878
100,000	1.200	10/01/27	97,701
100,000	5.650	12/01/41	134,223
840,000	4.500	02/01/45	989,552
920,000	4.750	03/01/46	1,125,306
100,000	2.800	10/01/50	91,214
Johnson & Johnson
148,200	2.625	01/15/25	158,644
166,000	2.450	03/01/26	177,949
115,000	2.950	03/03/27	126,142
450,000	4.375	12/05/33	557,370
1,238,000	3.550	03/01/36	1,412,385
340,000	3.625	03/03/37	389,651
250,000	5.950	08/15/37	359,127
1,000,000	3.400	01/15/38	1,113,200
46,000	2.100	09/01/40	42,459
158,000	3.700	03/01/46	181,979

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Johnson & Johnson – (continued)
$865,000	3.750%	03/03/47	$ 1,005,281
Medtronic, Inc.
454,000	4.375	03/15/35	555,846
50,000	4.625	03/15/45	63,647
Merck & Co., Inc.
50,000	2.400	09/15/22	51,129
80,000	2.800	05/18/23	83,966
250,000	2.900	03/07/24	266,318
350,000	2.750	02/10/25	374,248
400,000	3.400	03/07/29	445,268
500,000	1.450	06/24/30	479,864
500,000	3.900	03/07/39	574,541
50,000	4.150	05/18/43	59,968
484,000	3.700	02/10/45	542,555
355,000	4.000	03/07/49	419,857
Mylan, Inc.
480,000	4.550	04/15/28	547,975
240,000	5.200	04/15/48	284,039
Pfizer, Inc.
550,000	3.200	09/15/23	585,287
100,000	2.950	03/15/24	106,923
92,000	0.800	05/28/25	92,563
1,500,000	2.625	04/01/30	1,575,416
100,000	3.900	03/15/39	116,414
100,000	7.200	03/15/39	158,600
310,000	2.550	05/28/40	300,450
100,000	4.300	06/15/43	120,234
280,000	4.400	05/15/44	343,757
300,000	4.125	12/15/46	358,752
100,000	4.200	09/15/48	121,114
100,000	4.000	03/15/49	116,968
800,000	2.700	05/28/50	764,984
Philip Morris International, Inc.
50,000	2.375	08/17/22	51,218
50,000	2.500	08/22/22	51,369
100,000	2.500	11/02/22	103,020

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Philip Morris International, Inc. – (continued)
$50,000	3.250%	11/10/24	$ 54,284
375,000	3.375	08/11/25	408,879
525,000	2.750	02/25/26	565,075
390,000	6.375	05/16/38	543,802
200,000	4.375	11/15/41	230,496
110,000	3.875	08/21/42	117,325
315,000	4.125	03/04/43	348,315
150,000	4.875	11/15/43	183,167
145,000	4.250	11/10/44	164,273
Regeneron Pharmaceuticals, Inc.
534,000	2.800	09/15/50	470,287
Shire Acquisitions Investments Ireland DAC
1,050,000	2.875	09/23/23	1,102,714
800,000	3.200	09/23/26	875,163
Stryker Corp.
500,000	3.375	11/01/25	547,327
340,000	3.500	03/15/26	375,792
Thermo Fisher Scientific, Inc.
654,000	2.950	09/19/26	708,327
336,000	3.200	08/15/27	367,430
416,000	4.100	08/15/47	486,229
Utah Acquisition Sub, Inc.
1,150,000	3.950	06/15/26	1,274,017
Viatris, Inc.(b)
480,000	4.000	06/22/50	488,920
Walgreen Co.
50,000	3.100	09/15/22	51,616
Walgreens Boots Alliance, Inc.
474,000	3.800	11/18/24	518,281
450,000	3.450	06/01/26	491,472
600,000	4.800	11/18/44	693,825
Wyeth LLC
278,000	6.500	02/01/34	399,488
100,000	5.950	04/01/37	140,332
Zimmer Biomet Holdings, Inc.
320,000	3.550	04/01/25	349,029
150,000	3.550	03/20/30	162,769

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Zoetis, Inc.
$214,000	3.000%	09/12/27	$ 230,808
900,000	4.700	02/01/43	1,115,861

			59,105,804

Consumer Products - 0.2%
Procter & Gamble Co. (The)
112,000	2.150	08/11/22	114,630
273,000	3.100	08/15/23	290,233
299,000	2.450	11/03/26	320,965
980,000	3.000	03/25/30	1,069,168

			1,794,996

Electric - 2.4%
Berkshire Hathaway Energy Co.
500,000	3.700	07/15/30	560,446
267,000	6.125	04/01/36	365,587
120,000	5.150	11/15/43	153,539
46,000	4.500	02/01/45	54,481
460,000	3.800	07/15/48	500,789
300,000	4.250	10/15/50	354,842
200,000	2.850	05/15/51	186,495
Consolidated Edison Co. of New York, Inc., Series 20B
450,000	3.950	04/01/50	497,355
Dominion Energy, Inc.
300,000	3.900	10/01/25	333,120
Dominion Energy, Inc., Series C
368,000	3.375	04/01/30	396,769
Duke Energy Corp.
390,000	2.650	09/01/26	412,685
100,000	2.450	06/01/30	99,939
552,000	3.750	09/01/46	574,337
Entergy Louisiana LLC
502,000	4.000	03/15/33	580,296
488,000	4.200	09/01/48	577,907
Exelon Corp.
92,000	4.050	04/15/30	103,376
392,000	4.700	04/15/50	476,542
Exelon Generation Co. LLC
200,000	3.250	06/01/25	215,742

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Exelon Generation Co. LLC – (continued)
$120,000	5.600%	06/15/42	$ 135,682
Florida Power & Light Co.
550,000	2.850	04/01/25	591,883
360,000	3.950	03/01/48	419,232
Georgia Power Co., Series A
436,000	3.250	03/15/51	429,750
MidAmerican Energy Co.
250,000	4.250	07/15/49	302,585
NextEra Energy Capital Holdings, Inc.
986,000	2.900	04/01/22	1,007,583
200,000	2.750	05/01/25	213,153
80,000	3.550	05/01/27	88,634
690,000	2.250	06/01/30	686,233
NiSource, Inc.
100,000	0.950	08/15/25	99,528
192,000	3.600	05/01/30	209,943
500,000	1.700	02/15/31	466,527
Pacific Gas and Electric Co.
650,000	3.300	12/01/27	666,406
1,000,000	4.550	07/01/30	1,054,945
828,000	3.300	08/01/40	728,960
400,000	3.950	12/01/47	359,159
160,000	4.950	07/01/50	162,733
138,000	3.500	08/01/50	118,727
San Diego Gas & Electric Co., Series VVV
592,000	1.700	10/01/30	565,812
Sempra Energy
275,000	3.250	06/15/27	299,093
746,000	3.400	02/01/28	813,774
672,000	3.800	02/01/38	730,370
62,000	4.000	02/01/48	67,246
Southern California Edison Co.
500,000	4.000	04/01/47	511,221
Southern California Edison Co., Series C
200,000	4.125	03/01/48	207,500
Southern Co. (The)
240,000	2.950	07/01/23	251,631

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Southern Co. (The) – (continued)
$1,050,000	3.250%	07/01/26	$ 1,140,377
430,000	4.400	07/01/46	492,219
Virginia Electric and Power Co., Series A
640,000	3.150	01/15/26	699,955

			19,965,108

Energy - 6.6%
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
700,000	2.773	12/15/22	725,683
180,000	3.337	12/15/27	197,216
200,000	4.080	12/15/47	217,846
BP Capital Markets America, Inc.
300,000	3.245	05/06/22	308,577
270,000	2.750	05/10/23	282,691
510,000	3.790	02/06/24	553,579
150,000	3.224	04/14/24	161,078
100,000	3.194	04/06/25	108,338
239,000	3.796	09/21/25	266,373
500,000	3.410	02/11/26	551,551
410,000	3.119	05/04/26	446,941
860,000	3.017	01/16/27	927,451
720,000	4.234	11/06/28	826,012
650,000	3.633	04/06/30	722,267
100,000	1.749	08/10/30	96,187
925,000	3.000	02/24/50	871,789
Cheniere Corpus Christi Holdings LLC
500,000	7.000	06/30/24	574,687
535,000	5.875	03/31/25	615,838
1,274,000	5.125	06/30/27	1,482,618
Chevron Corp.
496,000	2.566	05/16/23	516,716
912,000	3.191	06/24/23	960,439
130,000	2.895	03/03/24	138,420
932,000	3.326	11/17/25	1,031,900
434,000	2.954	05/16/26	472,274
500,000	1.995	05/11/27	520,195
650,000	2.236	05/11/30	661,558

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Chevron Corp. – (continued)
$200,000	3.078%	05/11/50	$ 200,074
Chevron USA, Inc.
276,000	2.343	08/12/50	237,136
ConocoPhillips
600,000	6.500	02/01/39	874,132
ConocoPhillips Co.
500,000	4.950	03/15/26	583,544
100,000	6.950	04/15/29	134,736
Devon Energy Corp.
100,000	5.600	07/15/41	121,250
1,105,000	4.750	05/15/42	1,225,169
100,000	5.000	06/15/45	114,000
Diamondback Energy, Inc.
100,000	3.500	12/01/29	105,690
Energy Transfer LP
100,000	4.250	03/15/23	105,329
100,000	4.500	04/15/24	109,645
600,000	4.050	03/15/25	652,833
1,540,000	2.900	05/15/25	1,618,040
200,000	4.750	01/15/26	224,814
200,000	5.500	06/01/27	233,660
100,000	4.000	10/01/27	109,333
200,000	4.950	06/15/28	229,219
100,000	5.250	04/15/29	116,385
100,000	3.750	05/15/30	106,197
100,000	6.500	02/01/42	125,750
100,000	5.300	04/15/47	111,530
828,000	5.400	10/01/47	938,063
412,000	6.000	06/15/48	497,738
100,000	6.250	04/15/49	125,148
400,000	5.000	05/15/50	443,752
Enterprise Products Operating LLC
492,000	3.350	03/15/23	514,592
157,000	3.900	02/15/24	169,992
207,000	3.750	02/15/25	227,211
478,000	3.125	07/31/29	510,189
150,000	5.950	02/01/41	201,369

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Enterprise Products Operating LLC – (continued)
$207,000	4.850%	08/15/42	$ 248,976
250,000	4.450	02/15/43	286,216
304,000	4.850	03/15/44	362,589
710,000	5.100	02/15/45	871,834
250,000	4.900	05/15/46	298,052
414,000	4.800	02/01/49	491,866
368,000	4.200	01/31/50	404,063
128,000	3.950	01/31/60	131,962
Enterprise Products Operating LLC(a), Series E (3M USD LIBOR + 3.033%)
164,000	5.250	08/16/77	169,740
EOG Resources, Inc.
690,000	4.375	04/15/30	806,824
340,000	4.950	04/15/50	432,311
Exxon Mobil Corp.
100,000	2.726	03/01/23	104,050
100,000	2.019	08/16/24	104,649
100,000	3.294	03/19/27	111,395
500,000	3.567	03/06/45	527,772
100,000	4.327	03/19/50	118,443
100,000	3.452	04/15/51	104,113
Halliburton Co.
350,000	2.920	03/01/30	357,671
1,320,000	4.850	11/15/35	1,526,250
850,000	7.450	09/15/39	1,220,812
200,000	5.000	11/15/45	234,000
Hess Corp.
290,000	4.300	04/01/27	322,828
948,000	6.000	01/15/40	1,187,370
388,000	5.600	02/15/41	470,450
Kinder Morgan Energy Partners LP
500,000	5.500	03/01/44	609,942
Kinder Morgan, Inc.
500,000	5.300	12/01/34	602,295
500,000	5.050	02/15/46	588,335
Kinder Morgan, Inc., GMTN
100,000	7.750	01/15/32	141,827

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Marathon Oil Corp.
$100,000	3.850%	06/01/25	$ 109,009
100,000	4.400	07/15/27	112,581
100,000	6.600	10/01/37	128,500
Marathon Petroleum Corp.
1,400,000	4.700	05/01/25	1,589,000
100,000	6.500	03/01/41	136,125
100,000	4.750	09/15/44	114,750
MPLX LP
750,000	4.500	07/15/23	805,106
200,000	4.125	03/01/27	224,641
100,000	4.800	02/15/29	116,009
1,440,000	2.650	08/15/30	1,438,200
850,000	4.500	04/15/38	940,964
649,000	5.200	03/01/47	768,693
200,000	5.500	02/15/49	249,212
ONEOK Partners LP
200,000	3.375	10/01/22	206,128
ONEOK, Inc.
280,000	4.550	07/15/28	315,795
718,000	3.100	03/15/30	739,354
Phillips 66
100,000	4.875	11/15/44	120,808
Plains All American Pipeline LP / PAA Finance Corp.
914,000	4.650	10/15/25	1,023,254
240,000	4.500	12/15/26	268,944
414,000	3.550	12/15/29	429,843
Sabine Pass Liquefaction LLC
100,000	5.625	04/15/23	108,032
600,000	5.750	05/15/24	678,750
500,000	5.625	03/01/25	574,262
486,000	5.000	03/15/27	563,153
140,000	4.200	03/15/28	156,975
932,000	4.500	05/15/30	1,061,315
Schlumberger Investment SA
200,000	3.650	12/01/23	214,160
Transcontinental Gas Pipe Line Co. LLC
200,000	7.850	02/01/26	255,394

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Valero Energy Corp.
$500,000	1.200%	03/15/24	$ 506,592
257,000	4.000	04/01/29	281,701
250,000	6.625	06/15/37	333,514
Williams Cos., Inc. (The)
870,000	3.700	01/15/23	908,573
100,000	4.000	09/15/25	110,896
100,000	3.750	06/15/27	110,834
320,000	3.500	11/15/30	343,786
526,000	6.300	04/15/40	694,460
280,000	4.850	03/01/48	325,147

			55,105,839

Financial Company - 1.0%
Ally Financial, Inc.
680,000	3.050	06/05/23	712,122
789,000	1.450	10/02/23	801,726
270,000	3.875	05/21/24	293,287
532,000	8.000	11/01/31	753,564
Ares Capital Corp.
1,780,000	4.200	06/10/24	1,916,163
70,000	2.150	07/15/26	69,620
GE Capital Funding LLC
500,000	4.050	05/15/27	566,007
750,000	4.400	05/15/30	862,528
GE Capital International Funding Co. Unlimited Co.
300,000	3.373	11/15/25	327,693
1,990,000	4.418	11/15/35	2,321,885

			8,624,595

Food and Beverage - 2.6%
Coca-Cola Co. (The)
205,000	2.875	10/27/25	223,334
50,000	3.375	03/25/27	55,902
50,000	1.450	06/01/27	50,512
220,000	1.000	03/15/28	212,469
500,000	3.450	03/25/30	557,839
500,000	1.650	06/01/30	483,357
300,000	2.000	03/05/31	297,920
380,000	2.500	06/01/40	362,865

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Coca-Cola Co. (The) – (continued)
$430,000	2.600%	06/01/50	$ 394,097
100,000	3.000	03/05/51	99,132
220,000	2.750	06/01/60	203,633
Conagra Brands, Inc.
600,000	4.600	11/01/25	686,679
350,000	4.850	11/01/28	412,459
390,000	5.300	11/01/38	481,660
General Mills, Inc.
200,000	3.700	10/17/23	215,409
470,000	4.200	04/17/28	536,797
Keurig Dr Pepper, Inc.
266,000	4.057	05/25/23	284,390
210,000	4.597	05/25/28	245,011
100,000	3.200	05/01/30	106,573
Kraft Heinz Foods Co.
1,157,000	3.950	07/15/25	1,274,904
890,000	3.000	06/01/26	941,939
874,000	5.000	07/15/35	1,034,530
250,000	6.875	01/26/39	344,251
250,000	6.500	02/09/40	333,971
552,000	4.375	06/01/46	593,558
490,000	4.875	10/01/49	565,599
Molson Coors Beverage Co.
1,270,000	3.000	07/15/26	1,363,027
740,000	5.000	05/01/42	879,102
150,000	4.200	07/15/46	159,580
PepsiCo, Inc.
621,000	3.100	07/17/22	638,168
50,000	2.750	03/01/23	52,229
140,000	2.250	03/19/25	148,175
80,000	2.750	04/30/25	86,087
216,000	2.850	02/24/26	235,083
222,000	2.375	10/06/26	237,336
100,000	3.000	10/15/27	109,993
96,000	2.625	07/29/29	101,385
210,000	2.750	03/19/30	224,305

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
PepsiCo, Inc. – (continued)
$100,000	1.400%	02/25/31	$ 95,304
595,000	4.450	04/14/46	738,870
470,000	3.450	10/06/46	507,103
30,000	4.000	05/02/47	34,882
300,000	3.375	07/29/49	319,029
240,000	3.625	03/19/50	267,032
368,000	3.875	03/19/60	432,746
Sysco Corp.
604,000	3.300	07/15/26	659,851
635,000	3.250	07/15/27	691,030
550,000	5.950	04/01/30	700,905
270,000	6.600	04/01/50	406,616
Tyson Foods, Inc.
170,000	4.500	06/15/22	175,632
120,000	3.950	08/15/24	131,328
342,000	4.000	03/01/26	383,405
500,000	3.550	06/02/27	553,824
110,000	4.550	06/02/47	130,742
300,000	5.100	09/28/48	387,357

			21,848,916

Hardware - 0.2%
Micron Technology, Inc.
99,000	2.497	04/24/23	102,666
733,000	4.185	02/15/27	825,541
400,000	4.663	02/15/30	462,500

			1,390,707

Healthcare - 4.1%
Aetna, Inc.
312,000	2.750	11/15/22	321,129
200,000	2.800	06/15/23	208,914
250,000	3.500	11/15/24	271,687
460,000	6.625	06/15/36	659,199
268,000	3.875	08/15/47	287,784
Anthem, Inc.
306,000	3.500	08/15/24	331,392
50,000	3.350	12/01/24	54,300

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
Anthem, Inc. – (continued)
$552,000	3.650%	12/01/27	$ 616,817
84,000	4.625	05/15/42	101,292
758,000	4.650	01/15/43	917,008
704,000	4.650	08/15/44	854,650
455,000	4.375	12/01/47	536,735
368,000	4.550	03/01/48	442,934
300,000	3.125	05/15/50	293,786
Cigna Corp.
700,000	3.000	07/15/23	735,273
78,000	3.750	07/15/23	83,354
150,000	3.400	03/01/27	164,175
440,000	4.375	10/15/28	508,894
50,000	2.400	03/15/30	50,415
130,000	4.800	08/15/38	158,388
600,000	4.800	07/15/46	734,085
536,000	3.875	10/15/47	580,463
1,100,000	4.900	12/15/48	1,369,874
320,000	3.400	03/15/50	322,325
CVS Health Corp.
284,000	3.500	07/20/22	292,988
442,000	2.750	12/01/22	456,034
294,000	3.700	03/09/23	311,063
520,000	2.625	08/15/24	552,685
154,000	4.100	03/25/25	171,762
400,000	3.875	07/20/25	443,776
100,000	2.875	06/01/26	107,218
100,000	3.000	08/15/26	108,408
430,000	3.625	04/01/27	476,698
1,866,000	4.300	03/25/28	2,139,910
730,000	3.250	08/15/29	784,861
1,370,000	4.780	03/25/38	1,643,001
400,000	4.125	04/01/40	446,523
400,000	2.700	08/21/40	375,064
240,000	5.300	12/05/43	308,040
728,000	5.125	07/20/45	914,500

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
CVS Health Corp. – (continued)
$950,000	5.050%	03/25/48	$ 1,181,842
HCA, Inc.
870,000	4.750	05/01/23	937,969
516,000	5.000	03/15/24	575,017
520,000	5.250	04/15/25	599,950
600,000	5.250	06/15/26	698,250
555,000	4.500	02/15/27	629,925
404,000	4.125	06/15/29	453,490
295,000	5.125	06/15/39	360,638
345,000	5.500	06/15/47	437,287
UnitedHealth Group, Inc.
276,000	2.875	03/15/22	280,145
93,000	3.350	07/15/22	96,285
184,000	2.375	10/15/22	189,320
203,000	2.875	03/15/23	212,410
180,000	3.750	07/15/25	200,919
172,000	3.100	03/15/26	188,295
385,000	3.450	01/15/27	429,293
196,000	3.850	06/15/28	223,707
780,000	4.625	07/15/35	964,739
225,000	5.800	03/15/36	312,956
337,000	6.875	02/15/38	511,563
500,000	3.500	08/15/39	543,769
368,000	4.250	03/15/43	437,375
300,000	4.750	07/15/45	382,414
562,000	4.200	01/15/47	660,403
300,000	3.750	10/15/47	331,778
388,000	4.450	12/15/48	481,816
1,000,000	2.900	05/15/50	966,296
391,000	3.875	08/15/59	446,490
92,000	3.125	05/15/60	91,774

			33,963,519

Insurance - 1.5%
American International Group, Inc.
100,000	3.900	04/01/26	111,550
500,000	3.875	01/15/35	554,224

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
American International Group, Inc. – (continued)
$105,000	6.250%		05/01/36	$ 144,059
100,000	4.500		07/16/44	117,350
100,000	4.375		06/30/50	116,090
500,000	4.375		01/15/55	574,549
American International Group, Inc.(a), Series A-9
(3M USD LIBOR + 2.868%)
100,000	5.750		04/01/48	113,955
Berkshire Hathaway Finance Corp.
570,000	5.750		01/15/40	803,069
470,000	4.200		08/15/48	557,387
486,000	4.250		01/15/49	580,939
138,000	2.850		10/15/50	131,938
Berkshire Hathaway, Inc.
484,000	3.125		03/15/26	530,916
90,000	4.500		02/11/43	111,946
Chubb INA Holdings, Inc.
1,030,000	4.350		11/03/45	1,263,407
Equitable Holdings, Inc.
506,000	4.350		04/20/28	573,386
330,000	5.000		04/20/48	404,950
Marsh & McLennan Cos., Inc.
175,000	4.375		03/15/29	204,207
100,000	2.250		11/15/30	100,548
496,000	4.900		03/15/49	649,220
MetLife, Inc.
50,000	3.600		04/10/24	54,244
240,000	6.375		06/15/34	340,248
170,000	5.700		06/15/35	230,908
1,120,000	6.400		12/15/36	1,416,264
144,000	5.875		02/06/41	201,835
150,000	4.125		08/13/42	173,928
179,000	4.875		11/13/43	229,989
112,000	4.050		03/01/45	128,714
100,000	4.600		05/13/46	124,241
Prudential Financial, Inc.
(3M USD LIBOR + 3.920%)
500,000	5.625	(a)	06/15/43	541,875

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Prudential Financial, Inc. – (continued)
(3M USD LIBOR + 3.031%)
$100,000	5.375	%(a)	05/15/45	$ 111,100
(3M USD LIBOR + 2.380%)
400,000	4.500	(a)	09/15/47	433,878
210,000	3.905		12/07/47	234,823
46,000	3.935		12/07/49	51,608
Prudential Financial, Inc., MTN
480,000	4.350		02/25/50	572,491
350,000	3.700		03/13/51	377,343

				12,867,179

Metals and Mining - 0.1%
Newmont Corp.
310,000	4.875		03/15/42	383,022

REITs and Real Estate - 0.5%
Equinix, Inc.
350,000	2.625		11/18/24	370,508
676,000	5.375		05/15/27	718,406
950,000	3.200		11/18/29	1,005,946
GLP Capital LP / GLP Financing II, Inc.
917,000	5.375		04/15/26	1,044,871
638,000	5.300		01/15/29	733,634
Simon Property Group LP
500,000	3.250		09/13/49	477,479

				4,350,844

Revenue - 0.2%
CommonSpirit Health
100,000	2.760		10/01/24	106,155
220,000	3.347		10/01/29	236,401
738,000	4.350		11/01/42	839,752
200,000	4.187		10/01/49	218,391
Kaiser Foundation Hospitals
280,000	4.150		05/01/47	340,428
Kaiser Foundation Hospitals, Series 2019
130,000	3.266		11/01/49	136,497

				1,877,624

Software - 2.0%
Oracle Corp.
1,032,000	2.500		05/15/22	1,050,923

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Oracle Corp. – (continued)
$800,000	2.500%	10/15/22	$ 824,139
265,000	2.625	02/15/23	275,029
220,000	2.400	09/15/23	229,153
660,000	3.400	07/08/24	711,448
40,000	2.950	11/15/24	42,817
900,000	2.500	04/01/25	948,604
230,000	2.950	05/15/25	245,717
823,000	2.650	07/15/26	872,989
80,000	3.250	11/15/27	87,026
900,000	2.950	04/01/30	936,838
444,000	4.300	07/08/34	506,124
986,000	3.850	07/15/36	1,063,667
245,000	3.800	11/15/37	262,109
896,000	6.500	04/15/38	1,241,525
400,000	3.600	04/01/40	408,572
418,000	5.375	07/15/40	523,127
340,000	3.650	03/25/41	347,305
809,000	4.125	05/15/45	866,495
775,000	4.000	07/15/46	812,167
410,000	4.000	11/15/47	430,641
850,000	3.600	04/01/50	839,043
600,000	3.950	03/25/51	623,066
700,000	4.375	05/15/55	772,267
1,095,000	3.850	04/01/60	1,099,586
537,000	4.100	03/25/61	562,514

			16,582,891

Technology - 8.0%
Activision Blizzard, Inc.
800,000	3.400	09/15/26	884,117
Adobe, Inc.
208,000	3.250	02/01/25	226,104
180,000	2.150	02/01/27	189,181
500,000	2.300	02/01/30	513,431
Alphabet, Inc.
339,000	1.998	08/15/26	356,141
902,000	2.050	08/15/50	760,754

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Alphabet, Inc. – (continued)
$644,000	2.250%	08/15/60	$ 538,335
Apple, Inc.
1,398,000	2.100	09/12/22	1,430,658
1,470,000	2.400	05/03/23	1,530,238
180,000	3.000	02/09/24	192,036
489,000	3.450	05/06/24	532,176
495,000	2.850	05/11/24	528,808
500,000	2.750	01/13/25	536,658
896,000	3.250	02/23/26	986,778
214,000	2.450	08/04/26	228,442
210,000	3.000	06/20/27	231,853
1,395,000	2.900	09/12/27	1,518,792
410,000	3.000	11/13/27	449,028
100,000	1.650	05/11/30	97,501
600,000	1.650	02/08/31	579,324
1,120,000	4.500	02/23/36	1,391,837
687,000	3.850	05/04/43	786,619
310,000	4.450	05/06/44	381,520
305,000	3.450	02/09/45	328,689
380,000	4.375	05/13/45	467,681
1,808,000	4.650	02/23/46	2,307,464
556,000	3.850	08/04/46	633,825
296,000	4.250	02/09/47	357,768
550,000	3.750	11/13/47	621,058
977,000	2.950	09/11/49	970,829
239,000	2.400	08/20/50	214,074
Applied Materials, Inc.
100,000	1.750	06/01/30	97,715
200,000	4.350	04/01/47	245,432
Broadcom Corp. / Broadcom Cayman Finance Ltd.
100,000	3.625	01/15/24	107,154
1,019,000	3.875	01/15/27	1,120,173
210,000	3.500	01/15/28	225,729
Broadcom, Inc.
500,000	3.150	11/15/25	537,667
310,000	4.250	04/15/26	345,650

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Broadcom, Inc. – (continued)
$431,000	3.459%		09/15/26	$ 468,207
470,000	4.750		04/15/29	538,471
986,000	5.000		04/15/30	1,140,015
760,000	4.150		11/15/30	833,200
600,000	2.450	(b)	02/15/31	576,479
300,000	4.300		11/15/32	331,558
425,000	3.419	(b)	04/15/33	434,639
600,000	3.500	(b)	02/15/41	580,270
170,000	3.750	(b)	02/15/51	165,501
Cisco Systems, Inc.
260,000	3.625		03/04/24	283,120
92,000	2.500		09/20/26	99,012
716,000	5.900		02/15/39	1,022,401
470,000	5.500		01/15/40	648,664
Dell International LLC / EMC Corp.
565,000	5.450	(b)	06/15/23	614,630
648,000	6.020	(b)	06/15/26	772,017
1,426,000	4.900	(b)	10/01/26	1,640,354
460,000	8.100	(b)	07/15/36	679,019
400,000	8.350	(b)	07/15/46	626,480
Fidelity National Information Services, Inc.
250,000	0.600		03/01/24	249,867
Fiserv, Inc.
100,000	3.800		10/01/23	107,537
400,000	2.750		07/01/24	424,303
500,000	3.200		07/01/26	544,300
500,000	3.500		07/01/29	543,729
400,000	4.400		07/01/49	462,576
HP, Inc.
300,000	3.400		06/17/30	319,861
368,000	6.000		09/15/41	480,786
Intel Corp.
300,000	2.875		05/11/24	320,918
503,000	3.700		07/29/25	558,326
120,000	2.600		05/19/26	128,544
940,000	3.150		05/11/27	1,033,057

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Intel Corp. – (continued)
$821,000	2.450%	11/15/29	$ 853,781
354,000	4.600	03/25/40	431,974
290,000	4.100	05/19/46	334,661
320,000	4.100	05/11/47	367,199
295,000	3.734	12/08/47	321,989
740,000	3.250	11/15/49	753,898
525,000	4.750	03/25/50	668,404
50,000	3.100	02/15/60	47,844
100,000	4.950	03/25/60	134,012
International Business Machines Corp.
690,000	1.875	08/01/22	703,376
100,000	2.875	11/09/22	103,712
145,000	3.625	02/12/24	157,196
1,260,000	3.300	05/15/26	1,387,719
300,000	1.700	05/15/27	304,260
1,150,000	1.950	05/15/30	1,129,827
540,000	4.150	05/15/39	620,034
427,000	4.000	06/20/42	484,951
300,000	2.950	05/15/50	284,075
KLA Corp.
300,000	4.100	03/15/29	341,197
Lam Research Corp.
565,000	4.000	03/15/29	645,168
280,000	1.900	06/15/30	275,924
220,000	4.875	03/15/49	287,097
Microsoft Corp.
120,000	2.650	11/03/22	123,767
220,000	2.125	11/15/22	226,100
420,000	2.000	08/08/23	435,325
522,000	2.875	02/06/24	555,225
326,000	2.700	02/12/25	349,996
316,000	3.125	11/03/25	346,476
176,000	2.400	08/08/26	187,801
255,000	3.300	02/06/27	284,160
360,000	3.500	02/12/35	407,901
450,000	3.450	08/08/36	504,459

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Microsoft Corp. – (continued)
$113,000	4.100%	02/06/37	$ 135,558
750,000	3.700	08/08/46	862,759
250,000	4.250	02/06/47	309,230
1,751,000	2.525	06/01/50	1,630,982
1,200,000	2.921	03/17/52	1,207,033
896,000	2.675	06/01/60	831,667
NVIDIA Corp.
530,000	3.200	09/16/26	585,598
56,000	2.850	04/01/30	59,676
440,000	3.500	04/01/50	472,354
PayPal Holdings, Inc.
500,000	2.400	10/01/24	528,008
880,000	2.650	10/01/26	942,094
200,000	2.850	10/01/29	211,816
424,000	3.250	06/01/50	431,616
QUALCOMM, Inc.
60,000	3.000	05/20/22	61,636
216,000	2.900	05/20/24	230,877
330,000	3.450	05/20/25	362,149
400,000	3.250	05/20/27	441,757
126,000	2.150	05/20/30	126,949
200,000	4.650	05/20/35	247,056
536,000	4.800	05/20/45	683,355
250,000	4.300	05/20/47	299,100
Texas Instruments, Inc.
612,000	4.150	05/15/48	745,679
VMware, Inc.
593,000	2.950	08/21/22	609,936
50,000	3.900	08/21/27	55,595
Western Digital Corp.
1,000,000	4.750	02/15/26	1,115,000

			67,326,068

Telecommunications - 0.4%
T-Mobile USA, Inc.
1,100,000	3.875	04/15/30	1,204,099
800,000	2.550	02/15/31	791,989
700,000	4.500	04/15/50	793,957

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunications – (continued)
T-Mobile USA, Inc. – (continued)
$600,000	3.600%	11/15/60	$ 578,684

			3,368,729

Transportation - 1.4%
Burlington Northern Santa Fe LLC
51,000	5.750	05/01/40	70,249
250,000	4.450	03/15/43	301,867
260,000	4.900	04/01/44	333,385
150,000	4.550	09/01/44	183,267
1,004,000	4.150	04/01/45	1,164,879
443,000	3.900	08/01/46	499,581
CSX Corp.
696,000	3.250	06/01/27	761,669
120,000	3.800	03/01/28	134,226
46,000	4.100	03/15/44	52,423
190,000	3.800	11/01/46	206,211
FedEx Corp.
540,000	3.100	08/05/29	577,599
92,000	5.100	01/15/44	114,437
184,000	4.550	04/01/46	214,846
260,000	4.400	01/15/47	300,281
584,000	4.950	10/17/48	730,593
160,000	5.250	05/15/50	211,028
FedEx Corp. Pass Through Trust
48,663	1.875	02/20/34	47,509
Southwest Airlines Co.
270,000	4.750	05/04/23	291,319
170,000	5.250	05/04/25	194,747
Union Pacific Corp.
488,000	4.163	07/15/22	504,681
414,000	3.950	09/10/28	471,147
500,000	2.400	02/05/30	508,627
400,000	3.250	02/05/50	399,146
310,000	3.799	10/01/51	337,615
408,000	3.839	03/20/60	439,312
United Parcel Service, Inc.
272,000	2.450	10/01/22	280,045
92,000	3.050	11/15/27	101,777

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
United Parcel Service, Inc. – (continued)
$792,000	3.400%		03/15/29	$ 881,291
330,000	3.750		11/15/47	372,897
934,000	5.300		04/01/50	1,303,981

				11,990,635

Wireless - 5.3%
American Tower Corp.
250,000	4.000		06/01/25	276,393
1,050,000	3.375		10/15/26	1,145,667
200,000	2.750		01/15/27	210,471
675,000	3.800		08/15/29	742,662
80,000	2.900		01/15/30	82,685
601,000	3.100		06/15/50	560,160
AT&T, Inc.
50,000	3.000		06/30/22	51,273
230,000	2.625		12/01/22	236,526
880,000	4.125		02/17/26	994,701
915,000	3.800		02/15/27	1,022,228
900,000	4.250		03/01/27	1,023,105
339,000	2.300		06/01/27	351,216
75,000	1.650		02/01/28	73,981
660,000	4.100		02/15/28	746,631
715,000	4.350		03/01/29	820,056
997,000	4.300		02/15/30	1,135,079
595,000	2.750		06/01/31	604,517
1,000,000	2.250		02/01/32	963,116
500,000	2.550	(b)	12/01/33	483,203
435,000	4.500		05/15/35	499,526
551,000	5.250		03/01/37	678,839
640,000	4.850		03/01/39	756,134
90,000	5.350		09/01/40	112,794
450,000	4.300		12/15/42	496,489
330,000	4.350		06/15/45	363,020
435,000	4.750		05/15/46	508,642
250,000	5.650		02/15/47	325,903
640,000	4.500		03/09/48	720,678
317,000	4.550		03/09/49	360,046

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc. – (continued)
$400,000	5.150%		02/15/50	$ 493,395
470,000	3.650		06/01/51	472,915
100,000	3.300		02/01/52	93,525
1,350,000	3.500	(b)	09/15/53	1,285,622
2,072,000	3.550	(b)	09/15/55	1,971,560
300,000	3.800	(b)	12/01/57	297,326
1,872,000	3.650	(b)	09/15/59	1,802,768
92,000	3.850		06/01/60	92,261
CC Holdings GS V LLC / Crown Castle GS III Corp.
450,000	3.849		04/15/23	477,868
Crown Castle International Corp.
60,000	3.150		07/15/23	63,285
510,000	4.450		02/15/26	576,464
130,000	3.650		09/01/27	142,642
100,000	2.250		01/15/31	96,703
100,000	2.100		04/01/31	96,000
100,000	3.250		01/15/51	95,176
T-Mobile USA, Inc.
500,000	3.750		04/15/27	551,285
800,000	2.050		02/15/28	798,213
Verizon Communications, Inc.
650,000	3.500		11/01/24	705,293
184,000	3.376		02/15/25	200,454
540,000	0.850		11/20/25	535,475
853,000	2.625		08/15/26	905,947
450,000	4.125		03/16/27	514,770
1,070,000	2.100		03/22/28	1,081,702
722,000	4.329		09/21/28	831,424
860,000	4.016		12/03/29	972,166
471,000	3.150		03/22/30	499,741
300,000	1.500		09/18/30	282,248
1,350,000	2.550		03/21/31	1,356,096
485,000	4.500		08/10/33	570,144
750,000	4.400		11/01/34	876,675
220,000	4.272		01/15/36	254,115
510,000	5.250		03/16/37	653,084

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc. – (continued)
$1,200,000	2.650%		11/20/40	$ 1,106,233
450,000	3.850		11/01/42	493,978
60,000	6.550		09/15/43	91,192
984,000	4.125		08/15/46	1,120,439
700,000	4.862		08/21/46	871,714
815,000	4.522		09/15/48	964,788
330,000	5.012		04/15/49	418,432
400,000	2.875		11/20/50	362,775
800,000	3.550		03/22/51	818,414
394,000	5.012		08/21/54	512,672
519,000	4.672		03/15/55	644,213
850,000	2.987		10/30/56	760,917
650,000	3.700		03/22/61	658,699

				44,816,549

TOTAL CORPORATE OBLIGATIONS
(Cost $670,256,731)				$678,898,307

Foreign Corporate Debt - 17.9%
Banks - 8.9%
Banco Bilbao Vizcaya Argentaria SA (Spain)
1,000,000	0.875		09/18/23	1,003,910
200,000	1.125		09/18/25	199,072
Banco Santander SA (Spain)
600,000	2.746		05/28/25	634,913
600,000	3.490		05/28/30	639,206
600,000	2.749		12/03/30	589,210
Bank of Montreal (Canada)
(5 Year USD Swap + 1.280%)
100,000	4.338	(a)	10/05/28	107,750
(5 Year USD Swap + 1.432%)
2,800,000	3.803	(a)	12/15/32	3,101,000
Bank of Montreal, MTN (Canada)
190,000	2.350		09/11/22	195,055
210,000	2.550		11/06/22	216,378
Bank of Montreal, Series E (Canada)
50,000	3.300		02/05/24	53,785
Bank of Nova Scotia (The) (Canada)
500,000	2.000		11/15/22	513,156

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Bank of Nova Scotia (The) (Canada) – (continued)
$500,000	3.400%		02/11/24	$ 539,103
Barclays PLC (United Kingdom)
800,000	3.684		01/10/23	816,406
(3M USD LIBOR + 1.356%)
1,100,000	4.338	(a)	05/16/24	1,180,199
890,000	3.650		03/16/25	967,038
1,160,000	4.375		01/12/26	1,305,248
(SOFR + 2.714%)
200,000	2.852	(a)	05/07/26	211,179
210,000	5.200		05/12/26	240,510
850,000	4.836		05/09/28	953,356
(US 5 Year CMT T-Note + 2.900%)
200,000	3.564	(a)	09/23/35	204,234
(US 1 Year CMT T-Note + 1.700%)
500,000	3.811	(a)	03/10/42	503,794
330,000	5.250		08/17/45	418,827
600,000	4.950		01/10/47	741,909
Canadian Imperial Bank of Commerce (Canada)
1,160,000	3.500		09/13/23	1,243,261
450,000	3.100		04/02/24	481,871
Cooperatieve Rabobank UA (Netherlands)
370,000	3.950		11/09/22	388,834
350,000	4.625		12/01/23	382,975
815,000	3.750		07/21/26	899,257
468,000	5.250		05/24/41	621,427
795,000	5.250		08/04/45	1,038,239
Credit Suisse AG, MTN (Switzerland)
500,000	3.625		09/09/24	546,839
Deutsche Bank AG (Germany)
530,000	3.300		11/16/22	550,538
950,000	3.950		02/27/23	1,000,109
130,000	3.700		05/30/24	139,619
(SOFR + 2.581%)
800,000	3.961	(a)	11/26/25	870,437
HSBC Holdings PLC (United Kingdom)
540,000	4.250		03/14/24	589,636

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
HSBC Holdings PLC (United Kingdom) – (continued)
(3M USD LIBOR + 0.987%)
$500,000	3.950	%(a)	05/18/24	$ 533,442
400,000	4.250		08/18/25	445,741
(SOFR + 1.402%)
550,000	2.633	(a)	11/07/25	579,799
750,000	4.300		03/08/26	850,777
1,390,000	3.900		05/25/26	1,552,916
(3M USD LIBOR + 1.348%)
500,000	4.292	(a)	09/12/26	559,576
(3M USD LIBOR + 1.535%)
700,000	4.583	(a)	06/19/29	799,937
1,080,000	4.950		03/31/30	1,278,300
(3M USD LIBOR + 1.610%)
500,000	3.973	(a)	05/22/30	551,715
(SOFR + 2.387%)
1,205,000	2.848	(a)	06/04/31	1,225,158
(SOFR + 1.947%)
1,100,000	2.357	(a)	08/18/31	1,075,771
250,000	6.500		05/02/36	338,284
546,000	6.500		09/15/37	744,754
455,000	6.800		06/01/38	641,221
130,000	6.100		01/14/42	183,388
ING Groep NV (Netherlands)
590,000	4.100		10/02/23	639,150
200,000	3.950		03/29/27	225,535
490,000	4.550		10/02/28	570,343
330,000	4.050		04/09/29	371,584
Lloyds Banking Group PLC (United Kingdom)
1,120,000	4.050		08/16/23	1,206,427
200,000	3.900		03/12/24	218,895
650,000	4.500		11/04/24	724,554
(US 1 Year CMT T-Note + 3.500%)
200,000	3.870	(a)	07/09/25	217,909
300,000	4.582		12/10/25	337,458
(US 1 Year CMT T-Note + 1.000%)

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Lloyds Banking Group PLC (United Kingdom) – (continued)
$200,000	2.438	%(a)	02/05/26	$ 207,729
525,000	3.750		01/11/27	582,321
640,000	4.375		03/22/28	731,106
200,000	5.300		12/01/45	255,780
200,000	4.344		01/09/48	223,929
Mitsubishi UFJ Financial Group, Inc. (Japan)
1,400,000	2.623		07/18/22	1,437,458
730,000	2.665		07/25/22	750,168
690,000	3.407		03/07/24	742,983
200,000	2.193		02/25/25	208,873
850,000	3.850		03/01/26	956,030
830,000	3.677		02/22/27	932,123
150,000	3.287		07/25/27	165,337
874,000	3.961		03/02/28	984,716
100,000	3.741		03/07/29	111,709
500,000	3.195		07/18/29	533,981
640,000	2.559		02/25/30	653,661
200,000	2.048		07/17/30	196,559
200,000	3.751		07/18/39	222,241
Mizuho Financial Group, Inc. (Japan)
690,000	2.601		09/11/22	710,355
(3M USD LIBOR + 0.830%)
200,000	2.226	(a)	05/25/26	206,602
200,000	2.839		09/13/26	214,910
1,085,000	4.018		03/05/28	1,218,128
(SOFR + 1.772%)
950,000	2.201	(a)	07/10/31	929,450
National Australia Bank Ltd. (Australia)
1,050,000	2.500		07/12/26	1,117,393
National Australia Bank Ltd., GMTN (Australia)
800,000	2.500		05/22/22	818,213
Natwest Group PLC (United Kingdom)
57,000	6.125		12/15/22	61,557
(3M USD LIBOR + 1.480%)
960,000	3.498	(a)	05/15/23	986,992
(3M USD LIBOR + 1.762%)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Natwest Group PLC (United Kingdom) – (continued)
$885,000	4.269	%(a)	03/22/25	$ 964,246
(3M USD LIBOR + 1.754%)
345,000	4.892	(a)	05/18/29	400,318
(US 5 Year CMT T-Note + 2.100%)
600,000	3.754	(a)	11/01/29	640,922
(3M USD LIBOR + 1.905%)
500,000	5.076	(a)	01/27/30	584,768
(3M USD LIBOR + 1.871%)
370,000	4.445	(a)	05/08/30	419,167
(US 5 Year CMT T-Note + 2.350%)
1,320,000	3.032	(a)	11/28/35	1,299,545
Royal Bank of Canada, GMTN (Canada)
1,000,000	2.800		04/29/22	1,024,004
370,000	1.600		04/17/23	379,481
1,100,000	3.700		10/05/23	1,185,933
300,000	4.650		01/27/26	345,363
Santander UK PLC (United Kingdom)
1,100,000	4.000		03/13/24	1,204,768
Sumitomo Mitsui Banking Corp. (Japan)
700,000	3.200		07/18/22	721,044
Sumitomo Mitsui Financial Group, Inc. (Japan)
340,000	2.784		07/12/22	349,596
350,000	2.778		10/18/22	361,606
850,000	3.102		01/17/23	888,910
400,000	3.784		03/09/26	445,890
50,000	2.632		07/14/26	53,036
610,000	3.010		10/19/26	660,194
100,000	3.446		01/11/27	109,934
150,000	3.364		07/12/27	164,827
500,000	3.040		07/16/29	531,053
1,000,000	2.750		01/15/30	1,042,350
1,240,000	2.130		07/08/30	1,223,013
Toronto-Dominion Bank (The), GMTN (Canada)
225,000	3.500		07/19/23	240,556
377,000	3.250		03/11/24	406,458

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Toronto-Dominion Bank (The), MTN (Canada)
$585,000	1.900%		12/01/22	$ 599,858
1,110,000	2.650		06/12/24	1,180,206
Toronto-Dominion Bank (The)(a) (Canada)
(5 Year USD Swap + 2.205%)
200,000	3.625		09/15/31	222,250
Westpac Banking Corp. (Australia)
100,000	3.300		02/26/24	107,831
100,000	2.350		02/19/25	105,657
100,000	3.400		01/25/28	111,374
(US 5 Year CMT T-Note + 2.000%)
100,000	4.110	(a)	07/24/34	108,317
500,000	4.421		07/24/39	576,246
100,000	2.963		11/16/40	95,289

				74,875,228

Beverages - 0.2%
Coca-Cola Femsa SAB de CV (Mexico)
700,000	2.750		01/22/30	721,490
Fomento Economico Mexicano SAB de CV (Mexico)
790,000	3.500		01/16/50	805,101

				1,526,591

Brokerage - 0.1%
Brookfield Finance, Inc. (Canada)
309,000	4.700		09/20/47	362,640
Nomura Holdings, Inc. (Japan)
300,000	3.103		01/16/30	310,465

				673,105

Consumer Noncyclical - 1.9%
AstraZeneca PLC (United Kingdom)
184,000	2.375		06/12/22	187,506
490,000	3.375		11/16/25	538,876
204,000	0.700		04/08/26	199,992
170,000	3.125		06/12/27	186,006
477,000	1.375		08/06/30	447,433
330,000	6.450		09/15/37	480,326
80,000	4.375		11/16/45	96,379
410,000	4.375		08/17/48	496,669

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
BAT Capital Corp. (United Kingdom)
$745,000	3.222%	08/15/24	$ 794,414
100,000	4.700	04/02/27	112,602
560,000	3.557	08/15/27	595,986
125,000	2.259	03/25/28	123,000
200,000	4.906	04/02/30	226,293
1,089,000	4.390	08/15/37	1,134,618
408,000	4.540	08/15/47	410,550
150,000	4.758	09/06/49	154,394
BAT International Finance PLC (United Kingdom)
400,000	1.668	03/25/26	397,685
GlaxoSmithKline Capital PLC (United Kingdom)
68,000	2.850	05/08/22	69,695
210,000	2.875	06/01/22	215,201
240,000	3.375	06/01/29	264,471
GlaxoSmithKline Capital, Inc. (United Kingdom)
225,000	2.800	03/18/23	235,171
418,000	3.875	05/15/28	474,753
397,000	6.375	05/15/38	579,741
Novartis Capital Corp. (Switzerland)
254,000	2.400	05/17/22	258,767
70,000	3.400	05/06/24	76,201
200,000	1.750	02/14/25	207,460
489,000	3.000	11/20/25	533,231
842,000	3.100	05/17/27	923,849
750,000	2.200	08/14/30	765,698
220,000	4.400	05/06/44	273,482
225,000	2.750	08/14/50	217,783
Reynolds American, Inc. (United Kingdom)
1,270,000	4.450	06/12/25	1,412,265
380,000	5.700	08/15/35	450,387
295,000	5.850	08/15/45	343,181
Sanofi (France)
120,000	3.625	06/19/28	135,516
Takeda Pharmaceutical Co., Ltd. (Japan)
200,000	4.400	11/26/23	218,765
500,000	5.000	11/26/28	598,490

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
Takeda Pharmaceutical Co., Ltd. (Japan) – (continued)
$800,000	3.175%	07/09/50	$ 769,216

			15,606,052

Consumer Products - 0.1%
Unilever Capital Corp. (United Kingdom)
100,000	2.900	05/05/27	108,741
500,000	3.500	03/22/28	557,516
500,000	2.125	09/06/29	509,014

			1,175,271

Electric - 0.1%
Emera US Finance LP (Canada)
654,000	3.550	06/15/26	714,656
240,000	4.750	06/15/46	275,134

			989,790

Energy - 2.2%
BP Capital Markets PLC (United Kingdom)
120,000	2.500	11/06/22	123,769
160,000	3.994	09/26/23	173,504
390,000	3.814	02/10/24	424,778
570,000	3.535	11/04/24	624,587
200,000	3.506	03/17/25	220,416
200,000	3.279	09/19/27	219,610
207,000	3.723	11/28/28	231,360
Canadian Natural Resources Ltd. (Canada)
800,000	3.850	06/01/27	884,608
Canadian Natural Resources Ltd., GMTN (Canada)
1,010,000	4.950	06/01/47	1,217,973
Cenovus Energy, Inc. (Canada)
240,000	5.375	07/15/25	274,200
100,000	4.400	04/15/29	111,380
100,000	6.750	11/15/39	131,380
452,000	5.400	06/15/47	532,498
Enbridge, Inc. (Canada)
320,000	4.000	10/01/23	342,817
782,000	3.125	11/15/29	827,620
Equinor ASA (Norway)
70,000	2.450	01/17/23	72,479
500,000	2.875	04/06/25	536,519

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
Equinor ASA (Norway) – (continued)
$100,000	1.750%	01/22/26	$ 103,271
300,000	3.125	04/06/30	322,998
100,000	2.375	05/22/30	101,846
140,000	3.950	05/15/43	159,583
92,000	3.250	11/18/49	93,832
250,000	3.700	04/06/50	274,118
Shell International Finance BV (Netherlands)
600,000	2.000	11/07/24	627,641
500,000	2.875	05/10/26	543,861
500,000	3.875	11/13/28	569,125
100,000	2.375	11/07/29	102,581
500,000	4.125	05/11/35	584,538
936,000	6.375	12/15/38	1,364,491
892,000	4.375	05/11/45	1,067,186
674,000	4.000	05/10/46	768,119
329,000	3.750	09/12/46	362,176
92,000	3.125	11/07/49	91,187
Suncor Energy, Inc. (Canada)
434,000	4.000	11/15/47	464,465
Total Capital International SA (France)
500,000	2.829	01/10/30	529,092
500,000	2.986	06/29/41	491,965
100,000	3.127	05/29/50	97,961
Total Capital SA (France)
244,000	3.883	10/11/28	276,330
TransCanada PipeLines Ltd. (Canada)
360,000	4.250	05/15/28	410,164
300,000	4.100	04/15/30	341,352
50,000	4.625	03/01/34	58,127
364,000	6.200	10/15/37	483,812
250,000	7.625	01/15/39	379,321
160,000	6.100	06/01/40	215,603
222,000	4.875	05/15/48	269,652
349,000	5.100	03/15/49	441,306

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
Transcanada Trust(a) (Canada)
(3M USD LIBOR + 3.208%)
$90,000	5.300%	03/15/77	$ 94,917
Transcanada Trust(a), Series 16-A (Canada)
(3M USD LIBOR + 4.640%)
70,000	5.875	08/15/76	78,050

			18,718,168

Food and Beverage - 1.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
785,000	3.650	02/01/26	870,308
950,000	4.700	02/01/36	1,130,340
1,685,000	4.900	02/01/46	2,030,446
Anheuser-Busch InBev Finance, Inc. (Belgium)
200,000	3.650	02/01/26	221,476
100,000	4.000	01/17/43	108,397
535,000	4.625	02/01/44	627,561
300,000	4.900	02/01/46	361,063
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
1,000,000	4.150	01/23/25	1,120,618
790,000	4.000	04/13/28	897,856
700,000	4.750	01/23/29	824,486
317,000	4.900	01/23/31	384,398
620,000	4.375	04/15/38	712,692
100,000	4.350	06/01/40	114,535
290,000	4.950	01/15/42	354,116
1,180,000	4.600	04/15/48	1,371,239
210,000	4.439	10/06/48	239,439
1,436,000	5.550	01/23/49	1,877,841
150,000	4.500	06/01/50	172,957
260,000	4.750	04/15/58	305,640
1,084,000	5.800	01/23/59	1,477,320
Diageo Capital PLC (United Kingdom)
400,000	2.125	04/29/32	393,136
Diageo Investment Corp. (United Kingdom)
50,000	2.875	05/11/22	51,261

			15,647,125

Insurance - 0.1%
AXA SA (France)
405,000	8.600	12/15/30	612,651

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Insurance – (continued)
Manulife Financial Corp.(a) (Canada)
(5 Year USD Swap + 1.647%)
$356,000	4.061%	02/24/32	$ 393,464

			1,006,115

Internet - 0.2%
Alibaba Group Holding Ltd. (China)
420,000	3.400	12/06/27	459,637
600,000	2.125	02/09/31	580,802
Baidu, Inc. (China)
800,000	3.875	09/29/23	853,416

			1,893,855

Media - 0.0%
Grupo Televisa SAB (Mexico)
200,000	5.250	05/24/49	243,032

Metals and Mining - 0.2%
BHP Billiton Finance USA Ltd. (Australia)
150,000	4.125	02/24/42	176,175
350,000	5.000	09/30/43	464,424
Rio Tinto Finance USA Ltd. (Australia)
80,000	7.125	07/15/28	107,956
525,000	5.200	11/02/40	697,643
Rio Tinto Finance USA PLC (Australia)
80,000	4.125	08/21/42	95,540

			1,541,738

Mining - 0.6%
Barrick Gold Corp. (Canada)
405,000	5.250	04/01/42	517,571
Barrick North America Finance LLC (Canada)
50,000	5.700	05/30/41	66,525
170,000	5.750	05/01/43	228,532
Barrick PD Australia Finance Pty Ltd. (Canada)
100,000	5.950	10/15/39	136,264
Southern Copper Corp. (Peru)
640,000	7.500	07/27/35	909,851
230,000	6.750	04/16/40	318,937
386,000	5.250	11/08/42	467,346
190,000	5.875	04/23/45	248,093
Vale Overseas Ltd. (Brazil)
1,000,000	6.250	08/10/26	1,210,000

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Mining – (continued)
Vale Overseas Ltd. (Brazil) – (continued)
$350,000	6.875%	11/21/36	$ 476,656
552,000	6.875	11/10/39	764,520

			5,344,295

Oil Company-Integrated - 0.1%
Ecopetrol SA (Colombia)
200,000	5.875	09/18/23	216,750
200,000	6.875	04/29/30	237,500
200,000	7.375	09/18/43	240,000
200,000	5.875	05/28/45	206,750

			901,000

Technology - 0.0%
NXP BV / NXP Funding LLC(b) (China)
170,000	4.875	03/01/24	188,566
NXP BV / NXP Funding LLC / NXP USA, Inc.(b) (China)
200,000	3.400	05/01/30	215,502

			404,068

Telecommunications - 0.3%
America Movil SAB de CV (Mexico)
514,000	3.125	07/16/22	528,946
320,000	2.875	05/07/30	332,213
640,000	6.125	03/30/40	890,528
470,000	4.375	04/22/49	557,924

			2,309,611

Wireless - 0.5%
Rogers Communications, Inc. (Canada)
70,000	4.100	10/01/23	75,152
500,000	4.350	05/01/49	559,151
Vodafone Group PLC (United Kingdom)
1,000,000	3.750	01/16/24	1,088,501
50,000	4.125	05/30/25	56,087
700,000	5.250	05/30/48	886,852
500,000	4.875	06/19/49	603,954
500,000	4.250	09/17/50	557,491

			3,827,188

Wirelines - 0.5%
Orange SA (France)
930,000	9.000	03/01/31	1,450,163

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Wirelines – (continued)
Orange SA (France) – (continued)
$260,000	5.375%	01/13/42	$ 345,050
Telefonica Emisiones SA (Spain)
200,000	4.103	03/08/27	225,614
100,000	7.045	06/20/36	141,394
500,000	4.665	03/06/38	568,859
600,000	5.213	03/08/47	719,250
415,000	4.895	03/06/48	480,186
			3,930,516

TOTAL FOREIGN CORPORATE DEBT (Cost $148,085,022)			$150,612,748

Shares	Dividend Rate		Value

Investment Company – 0.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$3,195,464	0.026%		$ 3,195,464
(Cost $3,195,464)

TOTAL INVESTMENTS – 99.2% (Cost $821,537,217)			$832,706,519

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%			7,173,680

NET ASSETS - 100.0%			$839,880,199

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2021.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Investment Abbreviations: (continued)
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – 74.3%
U.S. Cash Management Bill
$39,500,000	0.010%	09/21/21	$ 39,499,386
U.S. Treasury Bills
165,000	0.013	07/01/21	165,000
660,000	0.013	07/01/21	660,000
56,673,000	0.018	07/01/21	56,673,000
610,000	0.017	07/22/21	610,004
2,440,000	0.018	07/22/21	2,440,017
1,190,000	0.030	07/22/21	1,190,008
31,418,200	0.049	07/22/21	31,418,423
50,000,000	0.049	07/22/21	50,000,354
2,657,100	0.072	07/22/21	2,657,119
126,424,000	0.072	07/22/21	126,424,896
100,000,000	0.007	07/27/21	100,000,000
5,450,700	0.007	07/27/21	5,450,700
136,453,600	0.007	07/29/21	136,453,820
50,000,000	0.008	08/19/21	49,999,122
17,850,300	0.008	08/19/21	17,849,987
26,640,800	0.017	08/19/21	26,640,332
405,000	0.021	08/19/21	404,993
1,620,000	0.025	08/19/21	1,619,971
106,569,600	0.049	08/19/21	106,567,729
5,983,100	0.010	08/26/21	5,982,986
100,000,000	0.010	08/26/21	99,998,088
43,633,200	0.018	10/07/21	43,630,873
60,000	0.030	10/07/21	59,997
168,000	0.035	10/07/21	167,991
240,000	0.038	10/07/21	239,987
728,000	0.099	10/07/21	727,961
17,243,600	0.122	10/07/21	17,242,680
92,748,300	0.027	11/26/21	92,733,167
4,328,500	0.031	12/30/21	4,327,659
200,000	0.043	12/30/21	199,961
800,000	0.046	12/30/21	799,845
560,000	0.053	12/30/21	559,891
68,163,500	0.084	12/30/21	68,150,254

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills - (continued)
$140,000	0.043%	02/24/22	$ 139,978
47,956,700	0.049	02/24/22	47,949,203
560,000	0.051	02/24/22	559,912
38,572,300	0.043	03/24/22	38,564,054
65,000	0.049	03/24/22	64,986
18,669,600	0.057	03/24/22	18,665,609
260,000	0.058	03/24/22	259,944
61,645,800	0.024	04/21/22	61,629,156
26,694,100	0.048	04/21/22	26,686,893
26,505,400	0.039	05/19/22	26,496,329

TOTAL U.S. TREASURY BILLS (Cost $1,312,481,864)			$1,312,562,265

U.S. Treasury Notes – 25.5%
U.S. Treasury Notes
$169,663,600	2.750%	09/15/21	$ 170,993,668
113,678,500	2.000	10/31/21	114,600,068
64,196,700	2.875	11/15/21	65,025,713
81,607,500	2.500	01/15/22	82,846,936
15,482,200	2.500	02/15/22	15,751,275

TOTAL U.S. TREASURY NOTES (Cost $449,136,141)			$ 449,217,660

TOTAL INVESTMENTS – 99.8% (Cost $1,761,618,005)			$1,761,779,925

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			4,312,975

NET ASSETS - 100.0%			$1,766,092,900

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Notes – 33.3%
U.S. Treasury Notes
$2,190,000	1.375%	08/31/23	$ 2,249,113
6,970,000	2.125	02/29/24	7,327,757
7,620,000	2.500	01/31/25	8,184,951
8,150,000	2.000	02/15/25	8,606,527
11,319,000	2.125	05/31/26	12,056,504
8,908,000	2.000	11/15/26	9,422,472
7,130,000	2.750	02/15/28	7,849,963
3,770,000	2.875	08/15/28	4,183,964
1,590,000	2.375	05/15/29	1,707,325
5,770,000	1.500	02/15/30	5,775,747

TOTAL U.S. TREASURY NOTES (Cost $68,418,646)			$ 67,364,323

Mortgage-Backed Securities – 27.2%
Federal Home Loan Mortgage Corporation
$690,170	4.500%	07/01/48	$ 749,993
Federal National Mortgage Association
1,000,000	1.750	07/02/24	1,043,474
800,000	1.500	TBA-15yr(a)	810,000
1,900,000	2.000	TBA-15yr(a)	1,963,234
1,800,000	2.500	TBA-15yr(a)	1,879,313
1,100,000	3.000	TBA-15yr(a)	1,158,609
400,000	3.500	TBA-15yr(a)	427,656
161,359	4.500	06/01/48	174,031
82,606	5.000	12/01/48	90,742
302,902	5.000	12/01/49	333,745
75,643	4.500	01/01/50	81,928
352,889	5.000	04/01/50	387,315
240,096	4.500	10/01/50	260,991
2,700,000	1.500	TBA-30yr(a)	2,650,008
1,600,000	2.000	TBA-30yr(a)	1,616,375
9,800,000	2.500	TBA-30yr(a)	10,146,828

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
Federal National Mortgage Association (continued)
$6,000,000	3.000%	TBA-30yr(a)	$ 6,266,719
5,000,000	3.500	TBA-30yr(a)	5,278,125
3,800,000	4.000	TBA-30yr(a)	4,061,844
300,000	4.500	TBA-30yr(a)	323,813
2,000,000	2.000	TBA-30yr(a)	2,017,031
Government National Mortgage Association
81,631	5.000	05/20/49	88,383
625,270	3.000	09/20/49	654,898
294,628	4.500	03/20/50	315,782
142,734	5.000	05/20/50	156,395
522,608	4.000	09/20/50	558,619
1,000,000	2.000	TBA-30yr(a)	1,017,266
2,200,000	2.500	TBA-30yr(a)	2,278,375
3,100,000	3.500	TBA-30yr(a)	3,258,875
1,200,000	4.000	TBA-30yr(a)	1,274,062
500,000	4.500	TBA-30yr(a)	536,016
2,900,000	3.000	TBA-30yr(a)	3,025,176

TOTAL MORTGAGE-BACKED SECURITIES (Cost $54,908,176)			$ 54,885,621

Corporate Obligations - 23.5%
Aerospace & Defense - 0.4%
General Dynamics Corp.
$15,000	3.625%	04/01/30	$ 16,776
Hexcel Corp.
40,000	4.200	02/15/27	42,614
Huntington Ingalls Industries, Inc.
80,000	4.200	05/01/30	90,838
Lockheed Martin Corp.
80,000	3.550	01/15/26	88,916
50,000	4.500	05/15/36	61,364
15,000	3.800	03/01/45	16,881

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Lockheed Martin Corp. – (continued)
$40,000	2.800%		06/15/50	$ 38,341
Northrop Grumman Corp.
40,000	4.030		10/15/47	45,741
Northrop Grumman Systems Corp.
100,000	7.875		03/01/26	128,537
Raytheon Technologies Corp.
30,000	4.450		11/16/38	35,472
60,000	4.875		10/15/40	73,725
Textron, Inc.
80,000	3.000		06/01/30	83,546

				722,751

Banks - 3.8%
American Express Co.
80,000	3.625		12/05/24	87,747
Bank of America Corp.
40,000	4.100		07/24/23	43,223
(3M USD LIBOR + 0.780%)
100,000	3.550	(b)	03/05/24	105,564
(SOFR + 2.150%)
180,000	2.592	(b)	04/29/31	183,337
100,000	7.750		05/14/38	155,449
Bank of America Corp., GMTN
40,000	3.300		01/11/23	41,909
(3M USD LIBOR + 0.930%)
100,000	2.816	(b)	07/21/23	102,800
Bank of America Corp., Series L
125,000	4.750		04/21/45	152,781
Bank of America Corp., MTN
40,000	4.125		01/22/24	43,826
(3M USD LIBOR + 1.060%)
80,000	3.559	(b)	04/23/27	88,118
(3M USD LIBOR + 0.990%)
200,000	2.496	(b)	02/13/31	201,715
(3M USD LIBOR + 3.150%)
300,000	4.083	(b)	03/20/51	343,143
Bank of New York Mellon Corp. (The)
40,000	3.400		05/15/24	43,442

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of New York Mellon Corp. (The), MTN
$40,000	2.950%		01/29/23	$ 41,753
50,000	1.600		04/24/25	51,519
(3M USD LIBOR + 1.069%)
100,000	3.442	(b)	02/07/28	110,507
90,000	3.300		08/23/29	98,159
Capital One Financial Corp.
120,000	4.200		10/29/25	134,957
Citigroup, Inc.
50,000	3.875		10/25/23	54,284
40,000	4.125		07/25/28	44,915
(SOFR + 1.146%)
150,000	2.666	(b)	01/29/31	152,922
(SOFR + 2.107%)
200,000	2.572	(b)	06/03/31	202,364
40,000	6.000		10/31/33	52,190
80,000	5.875		01/30/42	112,035
15,000	4.750		05/18/46	18,376
60,000	4.650		07/23/48	75,414
JPMorgan Chase & Co.
40,000	3.875		02/01/24	43,626
(3M USD LIBOR + 0.730%)
80,000	3.559	(b)	04/23/24	84,762
(SOFR + 1.585%)
40,000	2.005	(b)	03/13/26	41,429
80,000	4.250		10/01/27	92,074
(3M USD LIBOR + 1.380%)
50,000	3.540	(b)	05/01/28	55,047
(SOFR + 1.510%)
90,000	2.739	(b)	10/15/30	93,435
(SOFR + 3.790%)
360,000	4.493	(b)	03/24/31	420,451
(3M USD LIBOR + 1.360%)
200,000	3.882	(b)	07/24/38	225,857
15,000	5.400		01/06/42	20,008
40,000	4.850		02/01/44	50,689
(3M USD LIBOR + 1.380%)

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
$40,000	3.964	%(b)	11/15/48	$ 45,023
(SOFR + 2.440%)
60,000	3.109	(b)	04/22/51	59,320
KeyCorp, MTN
120,000	4.100		04/30/28	138,049
80,000	2.550		10/01/29	82,762
Manufacturers & Traders Trust Co.
280,000	3.400		08/17/27	308,714
Morgan Stanley
80,000	4.300		01/27/45	95,057
75,000	4.375		01/22/47	90,925
Morgan Stanley, GMTN
300,000	3.700		10/23/24	329,894
120,000	4.350		09/08/26	136,812
(SOFR + 1.143%)
200,000	2.699	(b)	01/22/31	206,419
Northern Trust Corp.
15,000	3.950		10/30/25	17,046
100,000	3.650		08/03/28	112,111
150,000	3.150		05/03/29	163,956
PNC Financial Services Group, Inc. (The)
80,000	3.900		04/29/24	87,525
200,000	3.450		04/23/29	221,121
State Street Corp.
160,000	2.400		01/24/30	164,914
Truist Bank
40,000	3.200		04/01/24	43,074
Truist Financial Corp., MTN
100,000	3.050		06/20/22	102,775
80,000	3.875		03/19/29	89,818
US Bancorp
15,000	2.400		07/30/24	15,876
US Bancorp, MTN
40,000	2.950		07/15/22	41,160
80,000	3.900		04/26/28	91,669
80,000	3.000		07/30/29	85,392
80,000	1.375		07/22/30	75,672

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
US Bancorp, Series X
$150,000	3.150%		04/27/27	$ 163,981
Wells Fargo & Co.(b)
(SOFR + 2.530%)
150,000	3.068		04/30/41	150,395
Wells Fargo & Co., MTN
(SOFR + 1.262%)
400,000	2.572	(b)	02/11/31	409,002
(SOFR + 4.502%)
180,000	5.013	(b)	04/04/51	239,265

				7,637,554

Basic Industry - 0.5%
Albemarle Corp.
80,000	4.150		12/01/24	88,105
Dow Chemical Co. (The)
60,000	3.600		11/15/50	61,277
DuPont de Nemours, Inc.
54,000	4.205		11/15/23	58,686
15,000	5.419		11/15/48	19,990
Ecolab, Inc.
40,000	2.375		08/10/22	40,963
15,000	3.950		12/01/47	17,318
Georgia-Pacific LLC
10,000	8.000		01/15/24	11,920
Huntsman International LLC
30,000	4.500		05/01/29	33,938
International Paper Co.
15,000	4.400		08/15/47	17,905
15,000	4.350		08/15/48	17,897
Linde, Inc.
100,000	1.100		08/10/30	92,771
LYB International Finance III LLC
80,000	3.625		04/01/51	80,311
Mosaic Co. (The)
80,000	4.875		11/15/41	91,129
PPG Industries, Inc.
15,000	3.750		03/15/28	16,910
Sherwin-Williams Co. (The)
260,000	2.750		06/01/22	265,625

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Basic Industry – (continued)
Westlake Chemical Corp.
$40,000	3.600%	08/15/26	$ 43,757

			958,502

Broadcasting - 0.1%
Discovery Communications LLC
80,000	4.125	05/15/29	88,075
40,000	3.625	05/15/30	42,880
Fox Corp.
40,000	4.030	01/25/24	43,510
40,000	4.709	01/25/29	46,443
40,000	5.576	01/25/49	51,297

			272,205

Brokerage - 0.2%
Affiliated Managers Group, Inc.
130,000	3.300	06/15/30	138,522
BlackRock, Inc.
15,000	3.500	03/18/24	16,329
15,000	3.250	04/30/29	16,657
15,000	2.400	04/30/30	15,565
15,000	1.900	01/28/31	14,811
CME Group, Inc.
15,000	3.000	09/15/22	15,529
15,000	5.300	09/15/43	21,018
E*TRADE Financial Corp.
80,000	4.500	06/20/28	91,940
Jefferies Group LLC
20,000	6.500	01/20/43	27,204
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
40,000	4.150	01/23/30	44,213
Nasdaq, Inc.
60,000	3.250	04/28/50	58,058
Raymond James Financial, Inc.
15,000	4.950	07/15/46	19,039

			478,885

Building Materials - 0.1%
Mohawk Industries, Inc.
120,000	3.850	02/01/23	125,778

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods - 1.0%
Caterpillar Financial Services Corp., MTN
$60,000	2.850%	06/01/22	$ 61,572
Caterpillar, Inc.
50,000	3.803	08/15/42	57,957
Cummins, Inc.
60,000	0.750	09/01/25	59,726
Deere & Co.
40,000	2.875	09/07/49	39,815
Eaton Corp.
70,000	2.750	11/02/22	72,433
Emerson Electric Co.
60,000	1.950	10/15/30	59,693
15,000	6.000	08/15/32	19,784
Fortive Corp.
15,000	4.300	06/15/46	17,351
General Electric Co.
100,000	2.700	10/09/22	103,292
60,000	4.500	03/11/44	70,336
General Electric Co., MTN
160,000	5.550	01/05/26	190,010
Honeywell International, Inc.
100,000	2.700	08/15/29	105,942
300,000	1.950	06/01/30	300,663
Illinois Tool Works, Inc.
15,000	3.900	09/01/42	17,419
John Deere Capital Corp., MTN
80,000	2.450	01/09/30	83,112
Leggett & Platt, Inc.
80,000	4.400	03/15/29	90,449
Lennox International, Inc.
80,000	1.700	08/01/27	79,822
Otis Worldwide Corp.
60,000	2.293	04/05/27	62,326
Parker-Hannifin Corp., MTN
15,000	4.200	11/21/34	17,401
Republic Services, Inc.
22,000	4.750	05/15/23	23,612
Rockwell Automation, Inc.
15,000	4.200	03/01/49	18,018

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Waste Connections, Inc.
$40,000	3.050%	04/01/50	$ 39,158
Westinghouse Air Brake Technologies Corp.
70,000	4.400	03/15/24	76,182
100,000	3.200	06/15/25	106,809
120,000	3.450	11/15/26	129,331
75,000	4.950	09/15/28	86,503
WW Grainger, Inc.
100,000	1.850	02/15/25	104,177
Xylem, Inc.
15,000	3.250	11/01/26	16,432

			2,109,325

Communications - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
55,000	4.464	07/23/22	57,135
390,000	4.200	03/15/28	435,469
40,000	6.484	10/23/45	52,877
40,000	5.375	05/01/47	46,981
40,000	5.125	07/01/49	46,092
40,000	6.834	10/23/55	56,765
Comcast Corp.
75,000	3.300	04/01/27	82,864
50,000	3.150	02/15/28	54,412
300,000	2.650	02/01/30	310,851
80,000	4.400	08/15/35	94,938
60,000	4.000	08/15/47	68,183
25,000	3.969	11/01/47	28,077
75,000	4.000	03/01/48	84,949
40,000	3.999	11/01/49	45,512
80,000	2.800	01/15/51	73,654
15,000	2.450	08/15/52	12,915
Omnicom Group, Inc.
80,000	4.200	06/01/30	91,020
Time Warner Cable LLC
15,000	6.750	06/15/39	20,562
15,000	5.875	11/15/40	18,859
15,000	5.500	09/01/41	18,129

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Time Warner Entertainment Co. LP
$40,000	8.375%	03/15/23	$ 45,446
15,000	8.375	07/15/33	22,364
TWDC Enterprises 18 Corp.
15,000	4.375	08/16/41	17,823
TWDC Enterprises 18 Corp., GMTN
15,000	4.125	06/01/44	17,404
ViacomCBS, Inc.
80,000	3.875	04/01/24	86,490
80,000	4.000	01/15/26	88,879
11,000	6.875	04/30/36	15,311
15,000	4.900	08/15/44	17,229
Walt Disney Co. (The)
60,000	3.000	09/15/22	62,155
80,000	2.000	09/01/29	79,477
80,000	3.800	03/22/30	89,907
90,000	3.500	05/13/40	96,169
15,000	4.750	09/15/44	18,817
50,000	3.600	01/13/51	53,816

			2,411,531

Consumer Cyclical - 2.5%
Amazon.com, Inc.
200,000	3.150	08/22/27	220,839
80,000	4.050	08/22/47	93,097
15,000	2.500	06/03/50	13,433
American Honda Finance Corp., MTN
100,000	2.200	06/27/22	102,150
Aptiv PLC
40,000	4.250	01/15/26	45,263
BorgWarner, Inc.
100,000	3.375	03/15/25	108,560
Costco Wholesale Corp.
40,000	3.000	05/18/27	43,845
CyrusOne LP / CyrusOne Finance Corp.
30,000	3.450	11/15/29	31,552
15,000	2.150	11/01/30	14,153
Dollar General Corp.
180,000	3.500	04/03/30	195,744

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
DR Horton, Inc.
$80,000	2.500%	10/15/24	$ 84,339
90,000	2.600	10/15/25	95,276
100,000	1.400	10/15/27	98,208
eBay, Inc.
15,000	4.000	07/15/42	16,014
General Motors Co.
100,000	5.400	10/02/23	110,757
15,000	6.750	04/01/46	20,997
40,000	5.950	04/01/49	52,548
General Motors Financial Co., Inc.
120,000	3.150	06/30/22	123,187
40,000	5.200	03/20/23	43,290
40,000	3.700	05/09/23	42,032
100,000	4.250	05/15/23	107,311
80,000	2.900	02/26/25	84,560
80,000	3.850	01/05/28	87,251
Global Payments, Inc.
120,000	4.800	04/01/26	137,874
Home Depot, Inc. (The)
40,000	2.625	06/01/22	40,904
90,000	3.350	09/15/25	99,128
80,000	2.950	06/15/29	86,388
80,000	4.200	04/01/43	94,959
Lowe’s Cos., Inc.
80,000	3.120	04/15/22	81,460
40,000	3.650	04/05/29	44,219
30,000	3.000	10/15/50	28,249
Marriott International, Inc., Series EE
50,000	5.750	05/01/25	58,102
Mastercard, Inc.
60,000	2.000	03/03/25	62,963
15,000	3.300	03/26/27	16,646
McDonald’s Corp., MTN
45,000	4.700	12/09/35	54,779
60,000	4.450	09/01/48	70,511
NIKE, Inc.
100,000	2.250	05/01/23	103,405

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
NIKE, Inc. – (continued)
$20,000	3.375%	03/27/50	$ 21,615
NVR, Inc.
80,000	3.000	05/15/30	83,507
O’Reilly Automotive, Inc.
80,000	4.200	04/01/30	91,137
Starbucks Corp.
250,000	3.800	08/15/25	277,972
Target Corp.
120,000	3.500	07/01/24	130,767
240,000	4.000	07/01/42	291,016
15,000	3.900	11/15/47	17,941
TJX Cos., Inc. (The)
80,000	3.750	04/15/27	89,801
Toyota Motor Credit Corp.
40,000	3.650	01/08/29	45,343
Toyota Motor Credit Corp., MTN
100,000	2.650	04/12/22	102,139
80,000	1.150	05/26/22	80,819
76,000	0.350	10/14/22	76,116
80,000	3.375	04/01/30	88,713
Visa, Inc.
50,000	0.750	08/15/27	48,614
15,000	2.750	09/15/27	16,246
40,000	4.300	12/14/45	49,374
Walmart, Inc.
15,000	2.550	04/11/23	15,603
100,000	3.300	04/22/24	107,787
180,000	3.550	06/26/25	199,732
150,000	3.050	07/08/26	164,489
50,000	7.550	02/15/30	72,612
40,000	4.750	10/02/43	50,671
Western Union Co. (The)
40,000	6.200	11/17/36	49,611

			4,985,618

Consumer Noncyclical - 1.9%
Abbott Laboratories
60,000	3.875	09/15/25	67,333
150,000	4.750	11/30/36	188,235

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Abbott Laboratories – (continued)
$75,000	6.000%	04/01/39	$ 109,028
Agilent Technologies, Inc.
100,000	2.750	09/15/29	103,793
Altria Group, Inc.
115,000	3.400	05/06/30	120,168
40,000	5.375	01/31/44	46,444
15,000	4.450	05/06/50	15,356
Amgen, Inc.
250,000	2.600	08/19/26	265,986
160,000	2.450	02/21/30	163,099
15,000	2.770	09/01/53	13,591
Becton Dickinson and Co.
80,000	3.794	05/20/50	86,122
Bristol-Myers Squibb Co.
350,000	0.750	11/13/25	346,180
200,000	2.350	11/13/40	185,547
150,000	5.000	08/15/45	196,808
Centene Corp.
15,000	4.625	12/15/29	16,313
15,000	3.375	02/15/30	15,225
75,000	3.000	10/15/30	75,375
Eli Lilly & Co.
15,000	3.100	05/15/27	16,458
250,000	3.375	03/15/29	277,026
15,000	4.150	03/15/59	18,220
Equifax, Inc.
40,000	3.250	06/01/26	42,977
Gilead Sciences, Inc.
60,000	4.500	02/01/45	70,682
Johnson & Johnson
76,000	0.550	09/01/25	75,635
15,000	0.950	09/01/27	14,793
90,000	2.900	01/15/28	98,205
25,000	3.625	03/03/37	28,651
35,000	3.700	03/01/46	40,312
Kroger Co. (The)
15,000	4.450	02/01/47	17,093

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Laboratory Corp. of America Holdings
$15,000	4.700%	02/01/45	$ 17,577
Merck & Co., Inc.
60,000	3.600	09/15/42	66,747
20,000	3.700	02/10/45	22,419
Mylan, Inc.
40,000	5.400	11/29/43	48,309
Pfizer, Inc.
40,000	0.800	05/28/25	40,245
300,000	4.000	12/15/36	356,366
10,000	4.100	09/15/38	11,841
40,000	2.700	05/28/50	38,249
Philip Morris International, Inc.
40,000	3.250	11/10/24	43,428
15,000	4.375	11/15/41	17,287
15,000	4.875	11/15/43	18,317
10,000	4.250	11/10/44	11,329
Thermo Fisher Scientific, Inc.
180,000	2.950	09/19/26	194,952
Utah Acquisition Sub, Inc.
75,000	5.250	06/15/46	88,521
Viatris, Inc.(c)
15,000	4.000	06/22/50	15,279
Walgreens Boots Alliance, Inc.
40,000	4.800	11/18/44	46,255
15,000	4.650	06/01/46	17,298
Wyeth LLC
10,000	6.500	02/01/34	14,370

			3,783,444

Consumer Products - 0.1%
Colgate-Palmolive Co., MTN
40,000	4.000	08/15/45	48,648
15,000	3.700	08/01/47	17,460
Procter & Gamble Co. (The)
40,000	2.150	08/11/22	40,939
15,000	2.850	08/11/27	16,445
Whirlpool Corp., MTN
15,000	5.150	03/01/43	18,194

			141,686

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Distributors - 0.0%
PACCAR Financial Corp., MTN
$76,000	2.650%	04/06/23	$ 79,343
Electric - 2.3%
Alabama Power Co., Series 20-A
15,000	1.450	09/15/30	14,075
American Electric Power Co., Inc.
300,000	2.300	03/01/30	297,463
40,000	3.250	03/01/50	38,084
American Electric Power Co., Inc., Series J
36,000	4.300	12/01/28	41,165
Atmos Energy Corp.
40,000	4.150	01/15/43	45,123
40,000	3.375	09/15/49	41,053
Berkshire Hathaway Energy Co.
15,000	5.150	11/15/43	19,192
40,000	4.500	02/01/45	47,375
40,000	4.250	10/15/50	47,312
Black Hills Corp.
15,000	4.350	05/01/33	17,159
Cleco Corporate Holdings LLC
80,000	3.375	09/15/29	81,844
Cleco Power LLC
15,000	6.000	12/01/40	19,460
Consolidated Edison Co. of New York, Inc.
40,000	4.625	12/01/54	48,066
Consolidated Edison Co. of New York, Inc., Series 08-B
10,000	6.750	04/01/38	14,416
Consolidated Edison Co. of New York, Inc., Series 12-A
40,000	4.200	03/15/42	45,449
Consolidated Edison Co. of New York, Inc., Series A
15,000	4.125	05/15/49	16,722
Consumers Energy Co.
15,000	4.350	04/15/49	18,422
Dominion Energy South Carolina, Inc.
80,000	5.100	06/01/65	111,489
Dominion Energy, Inc.
80,000	4.250	06/01/28	91,213
DTE Electric Co.
15,000	3.700	03/15/45	16,467

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
DTE Electric Co., Series A
$40,000	4.000%	04/01/43	$ 45,500
DTE Energy Co., Series C
60,000	2.529	10/01/24	63,102
Duke Energy Carolinas LLC
40,000	3.950	03/15/48	45,371
Duke Energy Corp.
80,000	2.400	08/15/22	81,791
300,000	3.750	09/01/46	312,140
Duke Energy Indiana LLC
90,000	6.350	08/15/38	129,327
40,000	6.450	04/01/39	57,951
Duke Energy Progress LLC
15,000	4.100	05/15/42	17,233
Eastern Energy Gas Holdings LLC
15,000	4.600	12/15/44	17,334
Entergy Louisiana LLC
300,000	3.100	06/15/41	306,462
15,000	4.200	04/01/50	17,760
Evergy Kansas Central, Inc.
40,000	4.250	12/01/45	46,233
Evergy Metro, Inc., Series 2019
15,000	4.125	04/01/49	17,283
Eversource Energy
60,000	3.450	01/15/50	61,489
Exelon Generation Co. LLC
300,000	6.250	10/01/39	356,424
Florida Power & Light Co.
15,000	3.125	12/01/25	16,390
80,000	4.950	06/01/35	102,509
15,000	4.125	02/01/42	17,825
Georgia Power Co., Series B
400,000	2.650	09/15/29	415,174
15,000	3.700	01/30/50	15,947
Interstate Power and Light Co.
40,000	3.500	09/30/49	41,747
Kentucky Utilities Co.
40,000	3.300	06/01/50	40,859
MidAmerican Energy Co.
15,000	3.150	04/15/50	15,412

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
NextEra Energy Capital Holdings, Inc.
$260,000	2.900%		04/01/22	$ 265,691
NSTAR Electric Co.
15,000	3.200		05/15/27	16,468
Ohio Power Co., Series D
15,000	6.600		03/01/33	20,388
Oklahoma Gas and Electric Co.
40,000	3.900		05/01/43	42,542
Oncor Electric Delivery Co. LLC
76,000	3.800		06/01/49	85,817
15,000	5.350	(c)	10/01/52	20,790
ONE Gas, Inc.
40,000	4.658		02/01/44	47,196
Pacific Gas and Electric Co.
50,000	4.550		07/01/30	52,747
15,000	4.500		12/15/41	14,307
120,000	3.950		12/01/47	107,748
60,000	4.950		07/01/50	61,025
PacifiCorp
35,000	6.250		10/15/37	48,851
40,000	4.150		02/15/50	46,553
PPL Capital Funding, Inc.
25,000	5.000		03/15/44	31,097
PPL Electric Utilities Corp.
40,000	4.125		06/15/44	46,365
Public Service Co. of Colorado, Series 36
60,000	2.700		01/15/51	56,079
Puget Sound Energy, Inc.
55,000	4.223		06/15/48	65,111
Sempra Energy
15,000	6.000		10/15/39	20,355
Southern Co. Gas Capital Corp.
15,000	3.950		10/01/46	16,138
Union Electric Co.
42,000	3.500		03/15/29	46,115
40,000	2.950		03/15/30	42,130
Virginia Electric and Power Co., Series B
15,000	3.800		09/15/47	16,604
Virginia Electric and Power Co., Series C
80,000	4.000		11/15/46	91,258

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Wisconsin Electric Power Co.
$40,000	4.300%	12/15/45	$ 46,610
Wisconsin Public Service Corp.
10,000	3.300	09/01/49	10,302
Xcel Energy, Inc.
40,000	3.500	12/01/49	41,517

			4,672,616

Energy - 1.2%
BP Capital Markets America, Inc.
170,000	4.234	11/06/28	195,031
40,000	2.772	11/10/50	35,987
Cheniere Corpus Christi Holdings LLC
80,000	5.875	03/31/25	92,088
40,000	5.125	06/30/27	46,550
Chevron Corp.
15,000	1.141	05/11/23	15,269
80,000	2.236	05/11/30	81,423
Energy Transfer LP
40,000	3.750	05/15/30	42,479
15,000	5.300	04/15/47	16,730
55,000	6.250	04/15/49	68,831
Energy Transfer LP / Regency Energy Finance Corp.
100,000	5.875	03/01/22	102,687
120,000	4.500	11/01/23	128,925
Enterprise Products Operating LLC
160,000	4.850	08/15/42	192,445
60,000	4.200	01/31/50	65,880
15,000	3.950	01/31/60	15,464
Enterprise Products Operating LLC, Series D
80,000	6.875	03/01/33	111,577
EOG Resources, Inc.
60,000	3.900	04/01/35	66,996
Halliburton Co.
50,000	5.000	11/15/45	58,500
Hess Corp.
30,000	4.300	04/01/27	33,396
15,000	6.000	01/15/40	18,788
Magellan Midstream Partners LP
15,000	4.200	10/03/47	16,081

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
MPLX LP
$100,000	2.650%	08/15/30	$ 99,875
40,000	4.700	04/15/48	44,625
NOV, Inc.
15,000	3.950	12/01/42	14,550
ONEOK Partners LP
15,000	6.650	10/01/36	19,628
ONEOK, Inc.
80,000	2.200	09/15/25	82,514
40,000	5.200	07/15/48	46,635
Plains All American Pipeline LP / PAA Finance Corp.
90,000	3.600	11/01/24	96,852
35,000	6.700	05/15/36	41,796
15,000	4.700	06/15/44	15,342
Sabine Pass Liquefaction LLC
120,000	5.750	05/15/24	135,750
110,000	5.625	03/01/25	126,338
40,000	4.200	03/15/28	44,850
15,000	4.500	05/15/30	17,081
Transcontinental Gas Pipe Line Co. LLC
50,000	5.400	08/15/41	61,926
40,000	3.950	05/15/50	42,460
Valero Energy Corp.
15,000	4.900	03/15/45	17,827
Williams Cos., Inc. (The)
15,000	6.300	04/15/40	19,804
WPX Energy, Inc.
9,000	4.500	01/15/30	9,720

			2,342,700

Financial Company - 0.4%
Aircastle Ltd.
80,000	5.000	04/01/23	85,642
15,000	4.250	06/15/26	16,207
Ally Financial, Inc.
165,000	5.125	09/30/24	186,740
100,000	8.000	11/01/31	138,081
Ares Capital Corp.
80,000	3.250	07/15/25	84,312
40,000	3.875	01/15/26	42,855

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
GE Capital International Funding Co. Unlimited Co.
$200,000	4.418%	11/15/35	$ 233,355

			787,192

Food and Beverage - 1.3%
Campbell Soup Co.
40,000	4.800	03/15/48	48,114
Coca-Cola Co. (The)
155,000	1.750	09/06/24	161,925
Conagra Brands, Inc.
80,000	4.600	11/01/25	91,557
Constellation Brands, Inc.
40,000	3.150	08/01/29	42,458
General Mills, Inc.
80,000	2.875	04/15/30	83,702
255,000	4.550	04/17/38	302,925
15,000	4.150	02/15/43	17,132
Hershey Co. (The)
80,000	3.375	08/15/46	85,079
International Flavors & Fragrances, Inc.
15,000	4.375	06/01/47	17,034
J M Smucker Co. (The)
15,000	4.375	03/15/45	17,383
Kellogg Co.
60,000	2.650	12/01/23	63,301
Keurig Dr Pepper, Inc.
160,000	4.417	05/25/25	180,409
Kraft Heinz Foods Co.
330,000	3.950	07/15/25	363,628
139,000	3.000	06/01/26	147,112
95,000	4.625	01/30/29	107,577
30,000	5.000	07/15/35	35,510
McCormick & Co., Inc.
160,000	2.700	08/15/22	164,247
Molson Coors Beverage Co.
160,000	4.200	07/15/46	170,218
PepsiCo, Inc.
40,000	3.500	07/17/25	44,123
290,000	2.750	03/19/30	309,754
40,000	3.375	07/29/49	42,537

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Sysco Corp.
$80,000	2.400%	02/15/30	$ 80,465
Tyson Foods, Inc.
40,000	3.550	06/02/27	44,306

			2,620,496

Hardware - 0.1%
Micron Technology, Inc.
120,000	4.185	02/15/27	135,150

Healthcare - 1.0%
Aetna, Inc.
40,000	4.750	03/15/44	47,781
Anthem, Inc.
150,000	2.550	03/15/31	153,142
15,000	4.650	08/15/44	18,210
40,000	4.850	08/15/54	48,262
Cigna Corp.
98,000	3.750	07/15/23	104,726
CVS Health Corp.
200,000	3.250	08/15/29	215,030
76,000	1.750	08/21/30	72,481
70,000	5.050	03/25/48	87,083
100,000	4.250	04/01/50	113,021
Evernorth Health, Inc.
120,000	4.500	02/25/26	137,354
HCA, Inc.
150,000	4.750	05/01/23	161,719
40,000	5.250	04/15/25	46,150
90,000	5.250	06/15/26	104,737
40,000	4.500	02/15/27	45,400
75,000	4.125	06/15/29	84,188
40,000	5.500	06/15/47	50,700
Humana, Inc.
40,000	3.950	08/15/49	43,690
Quest Diagnostics, Inc.
100,000	2.800	06/30/31	103,516
UnitedHealth Group, Inc.
250,000	3.750	07/15/25	279,054
11,000	5.800	03/15/36	15,300
60,000	2.750	05/15/40	58,736

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
UnitedHealth Group, Inc. – (continued)
$40,000	5.950%	02/15/41	$ 56,802
40,000	3.750	10/15/47	44,237

			2,091,319

Insurance - 0.6%
Aflac, Inc.
15,000	3.625	11/15/24	16,513
Allstate Corp. (The)
15,000	4.200	12/15/46	17,898
Arch Capital Group Ltd.
15,000	3.635	06/30/50	15,652
AXIS Specialty Finance LLC
40,000	3.900	07/15/29	43,714
Berkshire Hathaway Finance Corp.
15,000	5.750	01/15/40	21,134
80,000	4.400	05/15/42	97,733
15,000	4.300	05/15/43	18,175
40,000	4.200	08/15/48	47,437
Berkshire Hathaway, Inc.
40,000	2.750	03/15/23	41,600
15,000	4.500	02/11/43	18,658
Brown & Brown, Inc.
80,000	4.200	09/15/24	88,008
Chubb INA Holdings, Inc.
150,000	3.350	05/03/26	165,126
Cincinnati Financial Corp.
80,000	6.920	05/15/28	102,989
CNO Financial Group, Inc.
80,000	5.250	05/30/29	94,500
Hartford Financial Services Group, Inc. (The)
30,000	3.600	08/19/49	31,691
Marsh & McLennan Cos., Inc.
80,000	3.500	06/03/24	86,575
MetLife, Inc.
15,000	4.125	08/13/42	17,393
80,000	4.600	05/13/46	99,393
Progressive Corp. (The)
15,000	4.200	03/15/48	17,924
Prudential Financial, Inc., MTN
15,000	6.625	06/21/40	21,906

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Prudential Financial, Inc., MTN – (continued)
$15,000	4.350%	02/25/50	$ 17,891
60,000	3.700	03/13/51	64,687
Travelers Cos., Inc. (The)
40,000	3.750	05/15/46	45,157
Voya Financial, Inc.(b)
(3M USD LIBOR + 2.084%)
40,000	4.700	01/23/48	41,780

			1,233,534

Metals - 0.0%
Steel Dynamics, Inc.
80,000	3.450	04/15/30	86,700
15,000	3.250	01/15/31	16,031

			102,731

Metals and Mining - 0.1%
Newmont Corp.
50,000	5.875	04/01/35	66,586
Reliance Steel & Aluminum Co.
80,000	4.500	04/15/23	85,109

			151,695

Other - 0.0%
Yale University, Series 2020
80,000	2.402	04/15/50	74,689

REITs and Real Estate - 0.5%
Alexandria Real Estate Equities, Inc.
15,000	4.000	02/01/50	16,479
Duke Realty LP
80,000	4.000	09/15/28	90,339
Equinix, Inc.
80,000	5.375	05/15/27	85,018
ERP Operating LP
40,000	4.150	12/01/28	45,386
GLP Capital LP / GLP Financing II, Inc.
150,000	5.375	11/01/23	164,246
90,000	3.350	09/01/24	95,429
40,000	5.750	06/01/28	46,937
45,000	4.000	01/15/30	47,789
100,000	4.000	01/15/31	106,174

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Kimco Realty Corp.
$40,000	3.400%	11/01/22	$ 41,530
Omega Healthcare Investors, Inc.
40,000	3.625	10/01/29	41,842
Prologis LP
40,000	2.125	10/15/50	32,711
Sabra Health Care LP
45,000	5.125	08/15/26	50,578
Welltower, Inc.
200,000	4.250	04/15/28	225,697
WP Carey, Inc.
15,000	2.250	04/01/33	14,177

			1,104,332

Revenue - 0.0%
California Institute of Technology
15,000	3.650	09/01/19	16,140
Hackensack Meridian Health, Inc., Series 2020
15,000	2.675	09/01/41	14,252
University of Chicago (The), Series 20B
40,000	2.761	04/01/45	40,369

			70,761

Software - 0.5%
Oracle Corp.
300,000	2.950	11/15/24	321,130
100,000	2.950	04/01/30	104,093
150,000	2.875	03/25/31	153,931
200,000	6.125	07/08/39	270,285
20,000	5.375	07/15/40	25,030
50,000	4.375	05/15/55	55,162
15,000	3.850	04/01/60	15,063
salesforce.com, Inc.
80,000	3.700	04/11/28	90,661

			1,035,355

Technology - 2.3%
Adobe, Inc.
80,000	2.300	02/01/30	82,149
Alphabet, Inc.
15,000	1.998	08/15/26	15,758

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Apple, Inc.
$15,000	1.700%		09/11/22	$ 15,285
90,000	3.450		05/06/24	97,946
400,000	1.800		09/11/24	417,377
50,000	3.200		05/13/25	54,733
15,000	3.350		02/09/27	16,672
15,000	3.200		05/11/27	16,562
200,000	4.500		02/23/36	248,542
80,000	3.850		05/04/43	91,600
80,000	4.450		05/06/44	98,457
50,000	3.750		11/13/47	56,460
Applied Materials, Inc.
300,000	3.300		04/01/27	331,491
Automatic Data Processing, Inc.
15,000	3.375		09/15/25	16,535
15,000	1.250		09/01/30	14,131
Broadcom Corp. / Broadcom Cayman Finance Ltd.
160,000	3.625		01/15/24	171,446
Broadcom, Inc.
60,000	4.750		04/15/29	68,741
90,000	3.469	(c)	04/15/34	91,302
200,000	3.500	(c)	02/15/41	193,423
Cisco Systems, Inc.
160,000	3.625		03/04/24	174,228
Corning, Inc.
45,000	4.375		11/15/57	51,120
Dell International LLC / EMC Corp.
100,000	5.450	(c)	06/15/23	108,784
100,000	6.020	(c)	06/15/26	119,138
HP, Inc.
15,000	6.000		09/15/41	19,597
Intel Corp.
120,000	2.875		05/11/24	128,367
200,000	3.700		07/29/25	221,999
80,000	3.734		12/08/47	87,319
International Business Machines Corp.
15,000	5.875		11/29/32	20,492
150,000	4.150		05/15/39	172,232

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
International Business Machines Corp. – (continued)
$150,000	4.000%	06/20/42	$ 170,357
Intuit, Inc.
15,000	1.350	07/15/27	14,946
Jabil, Inc.
80,000	3.600	01/15/30	86,062
KLA Corp.
60,000	3.300	03/01/50	59,722
Microsoft Corp.
15,000	3.500	02/12/35	16,996
220,000	4.250	02/06/47	272,122
200,000	4.000	02/12/55	241,783
20,000	2.675	06/01/60	18,564
NetApp, Inc.
80,000	1.875	06/22/25	82,573
PayPal Holdings, Inc.
160,000	2.400	10/01/24	168,963
15,000	3.250	06/01/50	15,269
QUALCOMM, Inc.
160,000	4.300	05/20/47	191,424
VMware, Inc.
80,000	4.700	05/15/30	93,191
Xilinx, Inc.
40,000	2.950	06/01/24	42,640

			4,676,498

Transportation - 0.5%
Burlington Northern Santa Fe LLC
50,000	5.750	05/01/40	68,871
25,000	5.150	09/01/43	32,896
40,000	3.900	08/01/46	45,109
40,000	4.125	06/15/47	46,795
40,000	4.150	12/15/48	46,889
CSX Corp.
15,000	3.250	06/01/27	16,415
80,000	4.100	03/15/44	91,171
40,000	4.300	03/01/48	46,294
FedEx Corp.
40,000	3.900	02/01/35	44,877
40,000	4.400	01/15/47	46,197

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
FedEx Corp. – (continued)
$40,000	4.950%	10/17/48	$ 50,041
Southwest Airlines Co.
40,000	5.250	05/04/25	45,823
Union Pacific Corp.
40,000	3.700	03/01/29	44,696
120,000	3.799	10/01/51	130,690
60,000	3.839	03/20/60	64,605
15,000	3.750	02/05/70	15,567
Union Pacific Railroad Co. Pass-Through Trust, Series 2015-1
79,399	2.695	05/12/27	84,478
United Parcel Service, Inc.
40,000	3.625	10/01/42	44,269
15,000	4.250	03/15/49	18,071
15,000	5.300	04/01/50	20,942

			1,004,696

Water - 0.1%
American Water Capital Corp.
105,000	3.750	09/01/47	114,508
40,000	4.200	09/01/48	46,734

			161,242

Wireless - 0.8%
American Tower Corp.
20,000	3.100	06/15/50	18,641
Crown Castle International Corp.
40,000	3.300	07/01/30	42,509
40,000	4.150	07/01/50	43,726
T-Mobile USA, Inc.
90,000	3.500	04/15/25	97,821
60,000	3.750	04/15/27	66,154
300,000	2.050	02/15/28	299,330
30,000	4.375	04/15/40	33,574
Verizon Communications, Inc.
75,000	4.329	09/21/28	86,367
500,000	3.150	03/22/30	530,510
21,000	4.500	08/10/33	24,687
100,000	4.272	01/15/36	115,507
15,000	3.400	03/22/41	15,271

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc. – (continued)
$80,000	5.500%	03/16/47	$ 107,335
40,000	4.522	09/15/48	47,351
40,000	4.000	03/22/50	44,104

			1,572,887

TOTAL CORPORATE OBLIGATIONS (Cost $48,508,814)			$ 47,544,515

U.S. Treasury Bonds – 7.1%
U.S. Treasury Bonds
$4,380,000	4.375%	02/15/38	$ 5,887,421
2,673,000	3.875	08/15/40	3,423,476
1,978,000	2.500	02/15/45	2,067,126
780,000	2.500	05/15/46	814,658
2,360,000	2.000	02/15/50	2,217,202

TOTAL U.S. TREASURY BONDS (Cost $15,786,895)			$ 14,409,883

Foreign Corporate Debt - 5.0%
Banks - 1.5%
Banco Bilbao Vizcaya Argentaria SA (Spain)
$200,000	1.125%	09/18/25	$ 199,072
Bank of Montreal, MTN (Canada)
170,000	2.900	03/26/22	173,867
Bank of Nova Scotia (The) (Canada)
81,000	2.700	03/07/22	82,537
200,000	3.400	02/11/24	215,641
Barclays PLC (United Kingdom)
200,000	4.375	09/11/24	218,710
200,000	5.200	05/12/26	229,057
HSBC Holdings PLC (United Kingdom)
(3M USD LIBOR + 1.211%)
350,000	3.803 (b)	03/11/25	378,401
200,000	6.500	09/15/37	272,804
Korea Development Bank (The) (South Korea)
300,000	0.800	07/19/26	296,618
Lloyds Banking Group PLC(b) (United Kingdom)
(US 1 Year CMT T-Note + 3.500%)
200,000	3.870	07/09/25	217,909
Mitsubishi UFJ Financial Group, Inc. (Japan)
200,000	3.850	03/01/26	224,948

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan) – (continued)
$100,000	3.741%		03/07/29	$ 111,709
Natwest Group PLC (United Kingdom)
100,000	6.000		12/19/23	112,610
Royal Bank of Canada, GMTN (Canada)
40,000	1.600		04/17/23	41,025
Sumitomo Mitsui Financial Group, Inc. (Japan)
120,000	3.010		10/19/26	129,874
Toronto-Dominion Bank (The)(b) (Canada)
(5 Year USD Swap + 2.205%)
160,000	3.625		09/15/31	177,800

				3,082,582

Basic Industry - 0.0%
Syngenta Finance NV (Switzerland)
20,000	3.125		03/28/22	20,325

Brokerage - 0.0%
Brookfield Finance, Inc. (Canada)
50,000	4.350		04/15/30	57,156
15,000	3.500		03/30/51	14,847

				72,003

Capital Goods - 0.0%
CNH Industrial NV (United Kingdom)
80,000	4.500		08/15/23	86,668

Communications - 0.0%
RELX Capital, Inc. (United Kingdom)
40,000	3.500		03/16/23	42,084

Consumer Noncyclical - 0.5%
AstraZeneca PLC (United Kingdom)
80,000	3.375		11/16/25	87,980
150,000	0.700		04/08/26	147,053
15,000	4.375		11/16/45	18,071
BAT Capital Corp. (United Kingdom)
80,000	5.282		04/02/50	88,431
Bayer US Finance II LLC (Germany)
100,000	3.375	(c)	07/15/24	106,796
15,000	4.200	(c)	07/15/34	16,365
GlaxoSmithKline Capital PLC (United Kingdom)
100,000	3.000		06/01/24	107,320
GlaxoSmithKline Capital, Inc. (United Kingdom)
150,000	6.375		05/15/38	219,046

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
GlaxoSmithKline Capital, Inc. (United Kingdom) – (continued)
$20,000	4.200%		03/18/43	$ 24,148
Reynolds American, Inc. (United Kingdom)
81,000	5.700		08/15/35	96,004

				911,214

Consumer Products - 0.0%
Koninklijke Philips NV (Netherlands)
15,000	6.875		03/11/38	22,627

Energy - 0.6%
Enbridge, Inc. (Canada)
110,000	3.125		11/15/29	116,417
15,000	5.500		12/01/46	18,895
(3M USD LIBOR + 3.641%)
15,000	6.250	(b)	03/01/78	16,388
Enbridge, Inc.(b), Series 16-A (Canada)
(3M USD LIBOR + 3.890%)
15,000	6.000		01/15/77	16,181
Equinor ASA (Norway)
300,000	3.125		04/06/30	322,998
Shell International Finance BV (Netherlands)
40,000	2.000		11/07/24	41,843
15,000	3.250		05/11/25	16,370
400,000	4.000		05/10/46	455,857
TransCanada PipeLines Ltd. (Canada)
80,000	4.875		01/15/26	92,616
100,000	6.200		10/15/37	132,915
Transcanada Trust(b) (Canada)
(3M USD LIBOR + 3.208%)
15,000	5.300		03/15/77	15,820

				1,246,300

Food and Beverage - 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
80,000	4.900		02/01/46	96,401
Anheuser-Busch InBev Finance, Inc. (Belgium)
15,000	4.700		02/01/36	17,848
100,000	4.900		02/01/46	120,354
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
300,000	3.500		06/01/30	329,309
46,000	4.375		04/15/38	52,877

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Food and Beverage – (continued)
Anheuser-Busch InBev Worldwide, Inc. (Belgium) – (continued)
$40,000	4.600%	04/15/48	$ 46,483
40,000	5.550	01/23/49	52,307
40,000	4.750	04/15/58	47,021

			762,600

Forest Products & Paper - 0.1%
Suzano Austria GmbH (Brazil)
200,000	5.000	01/15/30	224,676

Internet - 0.3%
Baidu, Inc. (China)
200,000	3.075	04/07/25	211,838
Tencent Music Entertainment Group (China)
300,000	2.000	09/03/30	285,703

			497,541

Metals - 0.1%
ArcelorMittal SA (Luxembourg)
30,000	3.600	07/16/24	32,025
15,000	4.550	03/11/26	16,706
15,000	4.250	07/16/29	16,331
10,000	7.250	10/15/39	13,775
15,000	7.000	03/01/41	20,400

			99,237

Metals and Mining - 0.1%
Rio Tinto Finance USA Ltd. (Australia)
200,000	3.750	06/15/25	221,538

Mining - 0.1%
Southern Copper Corp. (Peru)
55,000	3.875	04/23/25	60,207
Vale Overseas Ltd. (Brazil)
60,000	6.250	08/10/26	72,600
115,000	3.750	07/08/30	122,051

			254,858

Oil Company-Integrated - 0.6%
Petroleos Mexicanos (Mexico)
300,000	3.500	01/30/23	307,393
225,000	6.875	08/04/26	249,857
100,000	5.350	02/12/28	98,633
250,000	5.950	01/28/31	244,172

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Oil Company-Integrated – (continued)
Saudi Arabian Oil Co.(c) (Saudi Arabia)
$300,000	2.250%		11/24/30	$ 294,000

				1,194,055

Technology - 0.1%
NXP BV / NXP Funding LLC / NXP USA, Inc.(c) (China)
120,000	3.400		05/01/30	129,301

Telecommunications - 0.3%
America Movil SAB de CV (Mexico)
280,000	3.625		04/22/29	305,633
200,000	2.875		05/07/30	207,633

				513,266

Transportation - 0.0%
Canadian National Railway Co. (Canada)
40,000	4.450		01/20/49	47,997

Wireless - 0.2%
Vodafone Group PLC (United Kingdom)
80,000	2.500		09/26/22	82,303
250,000	4.125		05/30/25	280,435
50,000	5.250		05/30/48	63,347

				426,085

Wirelines - 0.1%
Bell Canada (Canada)
80,000	4.300		07/29/49	93,000
Deutsche Telekom International Finance BV (Germany)
15,000	8.750		06/15/30	22,191

				115,191

TOTAL FOREIGN CORPORATE DEBT (Cost $9,998,377)				$9,970,148

Foreign Debt Obligations - 3.1%
Sovereign - 3.1%
Abu Dhabi Government International Bond (United Arab Emirates)
200,000	0.750	(c)	09/02/23	201,419
400,000	2.125	(c)	09/30/24	420,119
200,000	2.500	(c)	04/16/25	212,180
200,000	2.700	(c)	09/02/70	175,469
China Government International Bond (China)
400,000	0.400	(c)	10/21/23	400,353
600,000	0.550	(c)	10/21/25	591,342

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Colombia Government International Bond (Colombia)
$100,000	6.125%		01/18/41	$ 116,348
Hungary Government International Bond (Hungary)
16,000	5.375		02/21/23	17,390
Indonesia Government International Bond (Indonesia)
200,000	3.850		10/15/30	222,442
300,000	5.250		01/17/42	366,351
Landwirtschaftliche Rentenbank (Germany)
15,000	3.125		11/14/23	16,029
Mexico Government International Bond (Mexico)
56,000	4.000		10/02/23	60,826
250,000	3.250		04/16/30	258,053
Panama Government International Bond (Panama)
200,000	6.700		01/26/36	268,750
Perusahaan Penerbit SBSN Indonesia III (Indonesia)
400,000	4.550	(c)	03/29/26	455,000
200,000	2.800	(c)	06/23/30	205,250
Philippine Government International Bond (Philippines)
200,000	3.750		01/14/29	226,611
Province of Alberta Canada (Canada)
15,000	2.200		07/26/22	15,341
50,000	3.300		03/15/28	55,700
Province of British Columbia Canada (Canada)
15,000	2.000		10/23/22	15,378
Province of Ontario Canada (Canada)
30,000	1.050		05/21/27	29,593
30,000	1.600		02/25/31	29,132
Province of Quebec Canada (Canada)
90,000	0.600		07/23/25	88,161
25,000	2.750		04/12/27	27,220
Qatar Government International Bond (Qatar)
280,000	3.400	(c)	04/16/25	305,726
200,000	4.817	(c)	03/14/49	252,944
Republic of Poland Government International Bond (Poland)
30,000	3.250		04/06/26	33,255
Romanian Government International Bond(c) (Romania)
16,000	3.000		02/14/31	16,465
Russian Foreign Bond - Eurobond(c) (Russia)
200,000	5.250		06/23/47	250,250

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Saudi Government International Bond (Saudi Arabia)
$300,000	2.900	%(c)	10/22/25	$ 320,197
500,000	4.625		10/04/47	584,460
Uruguay Government International Bond (Uruguay)
15,000	4.375		01/23/31	17,456

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $6,343,527)				$ 6,255,210

Shares	Dividend Rate			Value

Investment Company – 23.6%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$47,634,646	0.026%			$47,634,646
(Cost $47,634,646)

TOTAL INVESTMENTS – 122.8% (Cost $251,599,081)				$248,064,346

LIABILITIES IN EXCESS OF ASSETS - (22.8)%				(45,967,653)

NET ASSETS - 100.0%				$202,096,693

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $49,989,325 which represents approximately 24.7% of the Fund’s net assets as of May 31, 2021.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2021.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Represents an affiliated issuer.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 30.4%
FHLMC REMIC Series 2003-2682, Class FB(a) (1M USD LIBOR + 0.900%)
$238,856	1.001%	10/15/33	$ 243,870
FHLMC REMIC Series 2003-2711, Class FA(a) (1M USD LIBOR + 1.000%)
284,844	1.101	11/15/33	292,404
FHLMC REMIC Series 2005-3033, Class FG(a) (1M USD LIBOR + 0.350%)
745,432	0.451	09/15/35	750,019
FHLMC REMIC Series 2007-3298, Class FC(a) (1M USD LIBOR + 0.420%)
250,081	0.521	04/15/37	251,722
FHLMC REMIC Series 2007-3314, Class FC(a) (1M USD LIBOR + 0.400%)
34,203	0.501	12/15/36	34,429
FHLMC REMIC Series 2007-3316, Class FB(a) (1M USD LIBOR + 0.300%)
875,630	0.401	08/15/35	878,387
FHLMC REMIC Series 2007-3371, Class FA(a) (1M USD LIBOR + 0.600%)
160,562	0.701	09/15/37	163,034
FHLMC REMIC Series 2009-3593, Class CF(a) (1M USD LIBOR + 0.600%)
1,855,309	0.701	02/15/36	1,885,535
FHLMC REMIC Series 2011-3895, Class FM(a) (1M USD LIBOR + 0.350%)
222,677	0.451	12/15/40	223,334
FHLMC REMIC Series 2012-4040, Class FW(a) (1M USD LIBOR + 0.370%)
597,495	0.471	05/15/32	599,577
FHLMC REMIC Series 2012-4057, Class FE(a) (1M USD LIBOR + 0.450%)
1,330,696	0.551	06/15/42	1,340,709
FHLMC REMIC Series 2012-4068, Class UF(a) (1M USD LIBOR + 0.500%)
303,954	0.601	06/15/42	306,467
FHLMC REMIC Series 2012-4098, Class MF(a) (1M USD LIBOR + 0.300%)
394,867	0.401	11/15/41	395,140
FHLMC REMIC Series 2013-4203, Class QF(a) (1M USD LIBOR + 0.250%)
1,596,821	0.351	05/15/43	1,596,425
FHLMC REMIC Series 2013-4248, Class FL(a) (1M USD LIBOR + 0.450%)
119,197	0.551	05/15/41	120,213
FHLMC REMIC Series 2013-4263, Class FB(a) (1M USD LIBOR + 0.400%)
91,223	0.501	11/15/43	91,907
FHLMC REMIC Series 2013-4272, Class FD(a) (1M USD LIBOR + 0.350%)
101,469	0.451	11/15/43	102,089
FHLMC REMIC Series 2017-4678, Class AF(a) (1M USD LIBOR + 0.400%)
2,907,635	0.515	12/15/42	2,904,186
FHLMC REMIC Series 2018-4787, Class ZS
1,902,708	5.000	07/01/48	2,095,180
FHLMC REMIC Series 2018-4818, Class FC(a) (1M USD LIBOR + 0.300%)
408,420	0.401	04/15/48	408,019

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FHLMC REMIC Series 2018-4852, Class BF(a) (1M USD LIBOR + 0.400%)
$2,618,828	0.501%	12/15/48	$ 2,632,181
FHLMC REMIC Series 2019-4897, Class F(a) (1M USD LIBOR + 0.400%)
1,804,607	0.501	07/15/49	1,816,069
FHLMC REMIC Series 2019-4903, Class F(a) (1M USD LIBOR + 0.450%)
351,763	0.551	09/15/48	354,855
FHLMC REMIC Series 2019-4906, Class NF(a) (1M USD LIBOR + 0.400%)
2,662,007	0.515	03/15/38	2,679,106
FHLMC REMIC Series 2020-5002, Class FJ(a) (1M USD LIBOR + 0.400%)
301,881	0.492	07/25/50	303,140
FHLMC REMIC Series 2020-5031, Class FA(a) (SOFR + 0.300%)
3,688,721	0.310	08/15/43	3,691,318
FHLMC STRIPS Series 2006-239, Class F22(a) (1M USD LIBOR + 0.350%)
249,091	0.451	08/15/36	250,521
FHLMC STRIPS Series 2006-239, Class F30(a) (1M USD LIBOR + 0.300%)
622,728	0.401	08/15/36	625,945
FNMA REMIC Series 2004-54, Class FL(a) (1M USD LIBOR + 0.400%)
166,107	0.492	07/25/34	167,271
FNMA REMIC Series 2004-54, Class FN(a) (1M USD LIBOR + 0.450%)
406,648	0.542	07/25/34	410,549
FNMA REMIC Series 2005-120, Class FE(a) (1M USD LIBOR + 0.520%)
573,559	0.612	01/25/36	580,950
FNMA REMIC Series 2005-87, Class FE(a) (1M USD LIBOR + 0.450%)
636,995	0.542	10/25/35	642,502
FNMA REMIC Series 2006-110, Class AF(a) (1M USD LIBOR + 0.330%)
3,252,607	0.422	11/25/36	3,269,855
FNMA REMIC Series 2006-16, Class FC(a) (1M USD LIBOR + 0.300%)
171,987	0.392	03/25/36	172,457
FNMA REMIC Series 2006-36, Class FB(a) (1M USD LIBOR + 0.300%)
75,337	0.392	05/25/36	75,632
FNMA REMIC Series 2006-42, Class PF(a) (1M USD LIBOR + 0.410%)
145,312	0.502	06/25/36	146,455
FNMA REMIC Series 2006-44, Class FP(a) (1M USD LIBOR + 0.400%)
1,360,104	0.492	06/25/36	1,370,567
FNMA REMIC Series 2006-61, Class FD(a) (1M USD LIBOR + 0.360%)
253,893	0.452	07/25/36	255,403
FNMA REMIC Series 2006-79, Class DF(a) (1M USD LIBOR + 0.350%)
569,409	0.442	08/25/36	572,664
FNMA REMIC Series 2006-88, Class AF(a) (1M USD LIBOR + 0.460%)
488,305	0.552	09/25/36	493,502

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2007-35, Class PF(a) (1M USD LIBOR + 0.250%)
$98,164	0.342%	04/25/37	$ 98,353
FNMA REMIC Series 2007-67, Class FB(a) (1M USD LIBOR + 0.320%)
476,749	0.412	07/25/37	478,728
FNMA REMIC Series 2008-1, Class CF(a) (1M USD LIBOR + 0.700%)
68,775	0.792	02/25/38	69,636
FNMA REMIC Series 2009-110, Class FG(a) (1M USD LIBOR + 0.750%)
325,111	0.842	01/25/40	330,713
FNMA REMIC Series 2010-113, Class FA(a) (1M USD LIBOR + 0.400%)
215,138	0.492	10/25/40	216,528
FNMA REMIC Series 2010-116, Class FE(a) (1M USD LIBOR + 0.400%)
263,740	0.492	10/25/40	265,463
FNMA REMIC Series 2010-141, Class FB(a) (1M USD LIBOR + 0.470%)
164,240	0.562	12/25/40	165,762
FNMA REMIC Series 2010-15, Class FJ(a) (1M USD LIBOR + 0.930%)
505,158	1.022	06/25/36	514,864
FNMA REMIC Series 2010-39, Class FE(a) (1M USD LIBOR + 0.770%)
801,863	0.862	06/25/37	816,036
FNMA REMIC Series 2010-39, Class FG(a) (1M USD LIBOR + 0.920%)
345,735	1.012	03/25/36	355,012
FNMA REMIC Series 2010-46, Class WF(a) (1M USD LIBOR + 0.750%)
2,537,623	0.842	05/25/40	2,597,270
FNMA REMIC Series 2010-49, Class FB(a) (1M USD LIBOR + 0.750%)
244,690	0.842	05/25/40	249,262
FNMA REMIC Series 2011-5, Class PF(a) (1M USD LIBOR + 0.600%)
282,143	0.692	11/25/40	283,371
FNMA REMIC Series 2011-53, Class FT(a) (1M USD LIBOR + 0.580%)
229,918	0.672	06/25/41	233,029
FNMA REMIC Series 2011-87, Class FJ(a) (1M USD LIBOR + 0.550%)
295,230	0.642	09/25/41	298,632
FNMA REMIC Series 2012-101, Class FC(a) (1M USD LIBOR + 0.500%)
194,823	0.592	09/25/42	196,402
FNMA REMIC Series 2012-14, Class BF(a) (1M USD LIBOR + 0.600%)
1,327,151	0.692	03/25/42	1,348,961
FNMA REMIC Series 2012-37, Class BF(a) (1M USD LIBOR + 0.500%)
218,297	0.592	12/25/35	220,501
FNMA REMIC Series 2013-10, Class KF(a) (1M USD LIBOR + 0.300%)
143,016	0.392	02/25/43	143,285
FNMA REMIC Series 2013-130, Class FB(a) (1M USD LIBOR + 0.450%)
162,935	0.542	01/25/44	164,147

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2013-19, Class DF(a) (1M USD LIBOR + 0.300%)
$1,251,341	0.392%	09/25/41	$ 1,252,199
FNMA REMIC Series 2013-2, Class QF(a) (1M USD LIBOR + 0.500%)
115,960	0.592	02/25/43	117,229
FNMA REMIC Series 2014-17, Class FE(a) (1M USD LIBOR + 0.550%)
1,405,692	0.642	04/25/44	1,421,497
FNMA REMIC Series 2014-28, Class FD(a) (1M USD LIBOR + 0.450%)
4,023,725	0.542	05/25/44	4,050,095
FNMA REMIC Series 2014-47, Class AF(a) (1M USD LIBOR + 0.350%)
557,907	0.465	08/25/44	556,275
FNMA REMIC Series 2015-27, Class KF(a) (1M USD LIBOR + 0.300%)
152,582	0.392	05/25/45	153,104
FNMA REMIC Series 2015-87, Class BF(a) (1M USD LIBOR + 0.300%)
588,459	0.392	12/25/45	590,913
FNMA REMIC Series 2016-49, Class EF(a) (1M USD LIBOR + 0.400%)
1,357,652	0.492	08/25/46	1,366,103
FNMA REMIC Series 2017-16, Class FA(a) (1M USD LIBOR + 0.450%)
1,147,658	0.542	03/25/47	1,155,020
FNMA REMIC Series 2017-91, Class GF(a) (1M USD LIBOR + 0.350%)
2,826,191	0.442	11/25/47	2,841,163
FNMA REMIC Series 2018-15, Class JF(a) (1M USD LIBOR + 0.300%)
1,555,723	0.392	03/25/48	1,561,522
FNMA REMIC Series 2018-3385, Class MA
1,933,857	4.500	06/01/48	2,085,281
FNMA REMIC Series 2019-41, Class FM(a) (1M USD LIBOR + 0.450%)
2,364,060	0.542	08/25/49	2,373,578
FNMA REMIC Series 2019-6, Class KF(a) (1M USD LIBOR + 0.450%)
3,356,577	0.542	03/25/49	3,380,076
GNMA Series 2004-59, Class FP(a) (1M USD LIBOR + 0.300%)
588,051	0.401	08/16/34	590,530
GNMA Series 2005-4, Class FA(a) (1M USD LIBOR + 0.370%)
545,270	0.471	01/16/35	548,171
GNMA Series 2007-59, Class FA(a) (1M USD LIBOR + 0.500%)
168,506	0.599	10/20/37	170,763
GNMA Series 2013-99, Class PF(a) (1M USD LIBOR + 0.300%)
2,416,606	0.399	07/20/43	2,426,369
GNMA Series 2019-110, Class F(a) (1M USD LIBOR + 0.450%)
3,268,113	0.549	09/20/49	3,284,053
GNMA Series 2019-56, Class FB(a) (1M USD LIBOR + 0.450%)
3,478,612	0.549	05/20/49	3,514,250

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
GNMA Series 2019-58, Class FA(a) (1M USD LIBOR + 0.400%)
$2,026,681	0.499%	05/20/49	$ 2,034,905
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class ASB
650,000	2.713	08/15/49	678,112
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class ASB
623,238	3.540	08/15/48	661,103
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A3
265,842	2.655	02/15/46	270,510
Wells Fargo Commercial Mortgage Trust Series 2013-LC12, Class A4(a)
700,000	4.218	07/15/46	742,492
WFRBS Commercial Mortgage Trust Series 2012-C10, Class A3
537,000	2.875	12/15/45	550,592

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $82,342,169)			$82,615,448

Asset- Backed Securities – 24.0%
Access to Loans for Learning Student Loan Corp., Series 2010-I, Class A3(a) (3M USD LIBOR + 0.800%)
$862,847	0.970%	04/25/37	$ 871,728
Access to Loans for Learning Student Loan Corp., Series 2012-1, Class A(a) (1M USD LIBOR + 0.700%)
25,834	0.792	07/25/36	25,752
American Express Credit Account Master Trust, Series 2017-2, Class A(a) (1M USD LIBOR + 0.450%)
135,000	0.551	09/16/24	135,423
American Express Credit Account Master Trust, Series 2019-3, Class A
1,070,000	2.000	04/15/25	1,095,257
Anchorage Capital CLO 4-R Ltd., Series 2018-4RA, Class A(a)(b) (3M USD LIBOR + 1.050%) (Cayman Islands)
1,000,000	1.234	01/28/31	1,000,293
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
142,151	0.986	11/17/27	142,163
Atrium XII, Series 2017-12A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
239,998	1.014	04/22/27	239,844
BA Credit Card Trust, Series 2018-A3, Class A3
500,000	3.100	12/15/23	501,764
BA Credit Card Trust, Series 2021-A1, Class A1
500,000	0.440	09/15/26	500,815

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Barings CLO Ltd., Series 2018-3A, Class A1(a)(b) (3M USD LIBOR + 0.950%) (Cayman Islands)
$500,000	1.138%	07/20/29	$ 499,545
BlueMountain CLO Ltd., Series 2017-2A, Class A1R(a)(b) (3M USD LIBOR + 1.180%) (Cayman Islands)
980,386	1.364	10/22/30	980,844
BlueMountain CLO Ltd., Series 2018-2A, Class A1R(a)(b) (3M USD LIBOR + 0.930%) (Cayman Islands)
482,719	1.120	07/18/27	482,832
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16(a) (3M USD LIBOR + 0.200%)
18,402	0.401	06/25/26	18,398
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10(a) (3M USD LIBOR + 0.120%)
964,854	0.321	06/25/26	963,136
Brazos Higher Education Authority, Inc., Series 2010-1, Class A1(a) (3M USD LIBOR + 0.900%)
61,487	1.047	05/25/29	61,508
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.800%)
932,260	0.947	02/25/30	934,868
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2(a) (3M USD LIBOR + 0.850%)
64,635	1.026	07/25/29	64,820
BX, Series 2021-MFM1, Class A(a)(b) (1M USD LIBOR + 0.700%)
100,000	0.801	01/15/34	100,000
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7(a) (1M USD LIBOR + 0.510%)
300,000	0.611	09/16/24	300,688
CARDS II Trust, Series 2021-1A, Class A(b) (Canada)
1,125,000	0.602	04/15/27	1,125,146
Carlyle US CLO 2017-2 Ltd., Series 2021-2A, Class A1R(a)(b) (3M USD LIBOR + 1.050%) (Cayman Islands)
2,000,000	1.238	07/20/31	2,000,142
Chase Issuance Trust, Series 2020-A1, Class A1
400,000	1.530	01/15/25	408,465
CIFC Funding Ltd., Series 2017-3A, Class A1(a)(b) (3M USD LIBOR + 1.220%) (Cayman Islands)
2,350,000	1.408	07/20/30	2,351,175
CIFC Funding Ltd., Series 2021-2A, Class AR(a)(b) (3M USD LIBOR + 0.950%) (Cayman Islands)
500,000	–	04/20/30	500,052

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A4
$500,000	4.023%	03/10/47	$ 538,680
COMM Mortgage Trust, Series 2013-CR12, Class A4
800,000	4.046	10/10/46	859,581
COMM Mortgage Trust, Series 2013-CR7, Class A4
427,573	3.213	03/10/46	442,229
COMM Mortgage Trust, Series 2013-CR8, Class A5(a)
700,000	3.612	06/10/46	738,460
COMM Mortgage Trust, Series 2013-CR9, Class A4(a)
322,746	4.247	07/10/45	343,349
COMM Mortgage Trust, Series 2015-CR24, Class ASB
460,864	3.445	08/10/48	486,476
COMM Mortgage Trust, Series 2021-LBA, Class A(a)(b) (1M USD LIBOR + 0.690%)
900,000	0.791	03/15/38	900,000
DBJPM Mortgage Trust, Series 2016-C3, Class ASB
365,000	2.756	08/10/49	382,269
Discover Card Execution Note Trust, Series 2017-A7, Class A7(a) (1M USD LIBOR + 0.360%)
150,000	0.461	04/15/25	150,661
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
220,542	1.084	10/15/27	220,563
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
250,000	1.084	04/15/29	249,437
Edsouth Indenture No 10 LLC, Series 2015-2, Class A(a)(b) (1M USD LIBOR + 1.000%)
159,796	1.092	12/25/56	161,208
Edsouth Indenture No 2 LLC, Series 2012-1, Class A1(a)(b) (1M USD LIBOR + 1.150%)
232,233	1.242	09/25/40	232,883
Edsouth Indenture No 3 LLC, Series 2012-2, Class A(a)(b) (1M USD LIBOR + 0.730%)
47,628	0.822	04/25/39	47,341
Educational Funding of the South, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.650%)
1,246,412	0.826	04/25/35	1,246,413
EFS Volunteer LLC, Series 2010-1, Class A2(a)(b) (3M USD LIBOR + 0.850%)
915,527	1.026	10/25/35	915,386
Ford Credit Auto Owner Trust, Series 2017-1, Class A(b)
1,450,000	2.620	08/15/28	1,475,321

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Ford Credit Auto Owner Trust, Series 2018-2, Class A(b)
$1,500,000	3.470%	01/15/30	$ 1,598,321
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class A
1,000,000	3.170	03/15/25	1,050,984
Gallatin CLO VIII Ltd., Series 2017-1A, Class A(a)(b) (3M USD LIBOR + 1.300%) (Cayman Islands)
494,601	1.484	07/15/27	494,783
GCO Education Loan Funding Trust, Series 2006-1, Class A10L(a) (3M USD LIBOR + 0.190%)
453,265	0.337	02/27/28	450,486
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class A(b)
1,000,000	0.690	10/15/25	1,007,147
Goal Capital Funding Trust, Series 2010-1, Class A(a)(b) (3M USD LIBOR + 0.700%)
336,388	0.847	08/25/48	339,081
Great Wolf Trust, Series 2019-WOLF, Class A(a)(b) (1M USD LIBOR + 1.034%)
750,000	1.135	12/15/36	750,234
GS Mortgage Securities Corp Trust, Series 2019-SOHO, Class A(a)(b) (1M USD LIBOR + 0.900%)
780,000	1.001	06/15/36	780,001
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A(a)(b) (3M USD LIBOR + 1.450%) (Cayman Islands)
500,000	1.636	11/30/32	502,069
Hayfin US Ltd., Series 2018-8A, Class A(a)(b) (3M USD LIBOR + 1.120%) (Cayman Islands)
3,000,000	1.308	04/20/31	2,993,673
Higher Education Funding I, Series 2014-1, Class A(a)(b) (3M USD LIBOR + 1.050%)
1,493,615	1.197	05/25/34	1,501,254
Honda Auto Receivables Owner Trust, Series 2019-4, Class A3
1,000,000	1.830	01/18/24	1,013,725
ICG US CLO Ltd., Series 2018-1A, Class A1R(a)(b) (3M USD LIBOR + 1.140%) (Cayman Islands)
952,507	1.330	10/19/28	952,586
Jamestown CLO IX Ltd., Series 2016-9A, Class A1AR(a)(b) (3M USD LIBOR + 1.170%) (Cayman Islands)
792,006	1.358	10/20/28	792,073
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class ASB
744,074	2.702	12/15/47	757,955
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class ASB
505,443	3.566	02/15/47	522,701

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class A(a)(b) (1M USD LIBOR + 0.550%)
$1,440,000	0.651%	12/15/37	$ 1,439,106
KnowledgeWorks Foundation, Series 2010-1, Class A(a) (3M USD LIBOR + 0.950%)
343,916	1.097	02/25/42	342,056
LCM LP, Series 2021-15A, Class AR2(a)(b) (3M USD LIBOR + 1.000%) (Cayman Islands)
2,300,000	1.188	07/20/30	2,300,163
LCM XX LP, Series 2018-20A, Class AR(a)(b) (3M USD LIBOR + 1.040%) (Cayman Islands)
1,381,032	1.228	10/20/27	1,381,516
Madison Park Funding XI Ltd., Series 2017-11A, Class X(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
14,063	1.073	07/23/29	14,067
Navient Student Loan Trust, Series 2016-6A, Class A2(a)(b) (1M USD LIBOR + 0.750%)
528,896	0.842	03/25/66	529,489
Nelnet Student Loan Trust, Series 2014-2A, Class A2(a)(b) (1M USD LIBOR + 0.600%)
547,799	0.692	03/25/30	551,415
Nelnet Student Loan Trust, Series 2014-4A, Class A1(a)(b) (1M USD LIBOR + 0.540%)
652,176	0.632	11/27/39	655,958
Nelnet Student Loan Trust, Series 2016-1A, Class A(a)(b) (1M USD LIBOR + 0.800%)
568,903	0.892	09/25/65	568,197
Neuberger Berman CLO XX Ltd., Series 2017-20A, Class AR(a)(b) (3M USD LIBOR + 0.800%) (Cayman Islands)
162,334	0.984	01/15/28	162,349
Niagara Park CLO Ltd., Series 2019-1A, Class A(a)(b) (3M USD LIBOR + 1.300%) (Cayman Islands)
500,000	1.490	07/17/32	500,078
Nissan Auto Lease Trust, Series 2020-A, Class A3
165,000	1.840	01/17/23	166,491
Northstar Education Finance, Inc., Series 2012-1, Class A(a)(b) (1M USD LIBOR + 0.700%)
137,493	0.792	12/26/31	138,147
NorthStar Student Loan Trust III, Series 2016-1, Class A(a)(b) (1M USD LIBOR + 1.250%)
2,386,493	1.342	05/27/36	2,404,421

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
ONE PARK Mortgage Trust, Series 2021-PARK, Class A(a)(b) (1M USD LIBOR + 0.700%)
$908,000	0.801%	03/15/36	$ 906,865
OZLM Ltd., Series 2017-11A, Class A1R(a)(b) (3M USD LIBOR + 1.250%) (Cayman Islands)
247,297	1.436	10/30/30	247,510
Pennsylvania Higher Education Assistance Agency, Series 2009-1, Class A1(a) (3M USD LIBOR + 0.900%)
115,680	1.076	07/25/29	115,756
Rhode Island Student Loan Authority, Series 2012-1, Class A1(a) (1M USD LIBOR + 0.900%)
1,108,795	0.992	07/01/31	1,113,123
Rhode Island Student Loan Authority, Series 2014-1, Class A1(a) (1M USD LIBOR + 0.700%)
193,695	0.792	10/02/28	193,880
Shackleton 2015-VIII CLO Ltd., Series 2017-8A, Class A2R(a)(b) (3M USD LIBOR + 0.920%) (Cayman Islands)
390,867	1.108	10/20/27	390,901
SLC Student Loan Trust, Series 2005-3, Class A3(a) (3M USD LIBOR + 0.120%)
893,601	0.304	06/15/29	888,846
SLC Student Loan Trust, Series 2005-5, Class A4(a) (3M USD LIBOR + 0.140%)
930,861	0.316	10/25/28	925,900
SLC Student Loan Trust, Series 2007-1, Class A4(a) (3M USD LIBOR + 0.060%)
1,893,080	0.216	05/15/29	1,873,821
SLC Student Loan Trust, Series 2010-1, Class A(a) (3M USD LIBOR + 0.875%)
429,363	1.022	11/25/42	429,775
SLM Student Loan Trust, Series 2003-11, Class A6(a)(b) (3M USD LIBOR + 0.550%)
135,145	0.734	12/15/25	135,075
SLM Student Loan Trust, Series 2003-14, Class A6(a) (3M USD LIBOR + 0.300%)
218,869	0.476	07/25/25	217,722
SLM Student Loan Trust, Series 2004-1, Class A4(a) (3M USD LIBOR + 0.260%)
272,097	0.436	10/27/25	270,696
SLM Student Loan Trust, Series 2005-7, Class A4(a) (3M USD LIBOR + 0.150%)
272,097	0.326	10/25/29	269,705
SLM Student Loan Trust, Series 2018-10, Class A7B(a)(b) (3M USD LIBOR + 0.600%)
168,005	0.776	10/25/29	167,275
South Carolina Student Loan Corp., Series 2014-1, Class A1(a) (1M USD LIBOR + 0.750%)
339,654	0.860	05/01/30	339,951

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4
$128,311	1.980%	12/15/22	$ 128,649
Tralee CLO II Ltd., Series 2017-1A, Class AR(a)(b) (3M USD LIBOR + 1.320%) (Cayman Islands)
610,316	1.508	07/20/29	608,908
Trimaran Cavu 2021-1 Ltd., Series 2021-1A, Class A(a)(b) (3M USD LIBOR + 1.210%) (Cayman Islands)
1,000,000	1.339	04/23/32	999,743
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class AAB
238,017	2.687	03/10/46	242,240
Utah State Board of Regents, Series 2016-1, Class A(a) (1M USD LIBOR + 0.750%)
172,400	0.842	09/25/56	170,938
Voya CLO 2019-2 Ltd., Series 2019-2A, Class A(a)(b) (3M USD LIBOR + 1.270%) (Cayman Islands)
700,000	1.458	07/20/32	700,069
Voya CLO Ltd., Series 2015-1A, Class A1R(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
283,199	1.090	01/18/29	283,199
Wellfleet CLO Ltd., Series 2019-1A, Class AR3(a)(b) (3M USD LIBOR + 1.280%) (Cayman Islands)
983,893	1.468	07/20/29	983,948
Wells Fargo Commercial Mortgage Trust 2015-C31, Series 2015-C31, Class ASB
124,672	3.487	11/15/48	132,118
Zais CLO Ltd., Series 2020-15A, Class A1(a)(b) (3M USD LIBOR + 2.555%) (Cayman Islands)
1,000,000	2.739	07/28/30	1,001,877

TOTAL ASSET- BACKED SECURITIES (Cost $64,955,394)			$65,093,931

Corporate Obligations - 21.0%
Aerospace & Defense - 0.2%
Raytheon Technologies Corp.(b)
$500,000	2.500%	12/15/22	$ 514,266

Banks - 5.7%
Bank of America Corp.(a), MTN
(BSBY3M + 0.430%)
2,000,000	0.536	05/28/24	2,001,680
BBVA USA
1,000,000	2.875	06/29/22	1,025,565
Capital One NA
705,000	2.950	07/23/21	706,374

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Charles Schwab Corp. (The)(a)
(SOFR + 0.500%)
$1,000,000	0.510%		03/18/24	$1,008,236
Citigroup, Inc.
(SOFR + 0.870%)
740,000	0.880	(a)	11/04/22	741,790
(SOFR + 0.867%)
935,000	2.312	(a)	11/04/22	942,847
(3M USD LIBOR + 0.722%)
709,000	3.142	(a)	01/24/23	721,808
Citizens Financial Group, Inc.
701,000	2.375		07/28/21	702,094
Discover Bank
550,000	3.200		08/09/21	551,642
Fifth Third Bancorp
600,000	2.600		06/15/22	613,290
Fifth Third Bank NA(a)
(3M USD LIBOR + 0.640%)
500,000	0.816		02/01/22	501,934
JPMorgan Chase & Co.(a)
(3M USD LIBOR + 0.610%)
1,744,000	3.514		06/18/22	1,746,570
Morgan Stanley(a)
(SOFR + 0.830%)
350,000	0.840		06/10/22	349,990
Morgan Stanley(a), GMTN
(SOFR + 0.700%)
1,200,000	0.710		01/20/23	1,203,145
MUFG Union Bank NA
300,000	3.150		04/01/22	306,676
500,000	2.100		12/09/22	513,232
Wells Fargo Bank NA
(3M USD LIBOR + 0.510%)
750,000	0.694	(a)	10/22/21	751,121
(3M USD LIBOR + 0.650%)
1,171,000	2.082	(a)	09/09/22	1,176,803

				15,564,797

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Brokerage - 0.8%
Intercontinental Exchange, Inc.
$1,000,000	0.700%		06/15/23	$ 1,006,919
(3M USD LIBOR + 0.650%)
1,200,000	0.834	(a)	06/15/23	1,200,656

				2,207,575

Capital Goods - 0.2%
Roper Technologies, Inc.
450,000	3.125		11/15/22	465,007

Communications - 0.2%
Moody’s Corp.
400,000	4.500		09/01/22	415,842

Consumer Cyclical - 0.6%
7-Eleven, Inc.
(3M USD LIBOR + 0.450%)
650,000	0.612	(a)(b)	08/10/22	650,403
591,000	0.625	(b)	02/10/23	591,696
Ralph Lauren Corp.
400,000	1.700		06/15/22	405,881

				1,647,980

Consumer Noncyclical - 1.2%
AbbVie, Inc.
(3M USD LIBOR + 0.460%)
325,000	0.610	(a)	11/19/21	325,499
700,000	3.250		10/01/22	721,934
1,500,000	3.200		11/06/22	1,554,928
Gilead Sciences, Inc.(a)
(3M USD LIBOR + 0.520%)
750,000	0.713		09/29/23	750,693

				3,353,054

Consumer Products - 0.2%
Clorox Co. (The)
500,000	3.800		11/15/21	508,003

Electric - 4.0%
American Electric Power Co., Inc.(a), Series A
(3M USD LIBOR + 0.480%)
625,000	0.656		11/01/23	626,810
Atmos Energy Corp.
(3M USD LIBOR + 0.380%)
747,000	0.565	(a)	03/09/23	747,378

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Atmos Energy Corp. – (continued)
$423,000	0.625%		03/09/23	$ 423,321
CenterPoint Energy Resources Corp.
(3M USD LIBOR + 0.500%)
1,250,000	0.629	(a)	03/02/23	1,250,188
900,000	0.700		03/02/23	900,504
CenterPoint Energy, Inc.(a)
(SOFR + 0.650%)
881,000	0.660		05/13/24	881,839
Duke Energy Progress LLC(a), Series A
(3M USD LIBOR + 0.180%)
459,000	0.335		02/18/22	459,155
Entergy Corp.
580,000	4.000		07/15/22	600,060
Florida Power & Light Co.(a)
(3M USD LIBOR + 0.380%)
250,000	0.564		07/28/23	250,033
Nextera Energy Capital Holdings, Inc.(a)
(SOFR + 0.540%)
500,000	0.550		03/01/23	501,601
NextEra Energy Capital Holdings, Inc.(a)
(3M USD LIBOR + 0.270%)
1,245,000	0.420		02/22/23	1,245,328
OGE Energy Corp.
226,000	0.703		05/26/23	226,074
Oklahoma Gas and Electric Co.
522,000	0.553		05/26/23	522,214
PPL Capital Funding, Inc.
500,000	3.500		12/01/22	519,214
Southern Co. (The)
1,500,000	2.950		07/01/23	1,569,753

				10,723,472

Energy - 0.7%
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
500,000	2.773		12/15/22	518,369
Kinder Morgan Energy Partners LP
465,000	5.000		10/01/21	466,708
MPLX LP
500,000	3.500		12/01/22	520,748

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Pioneer Natural Resources Co.
$436,000	0.550%		05/15/23	$ 437,478

				1,943,303

Financial Company - 0.8%
Air Lease Corp.
500,000	3.375		06/01/21	500,000
750,000	3.500		01/15/22	764,223
350,000	2.625		07/01/22	357,498
500,000	3.875		07/03/23	531,350

				2,153,071

Healthcare - 0.9%
AmerisourceBergen Corp.
1,040,000	0.737		03/15/23	1,043,506
Cigna Corp.
1,250,000	3.050		11/30/22	1,297,844

				2,341,350

Insurance - 2.7%
AIG Global Funding(a)(b)
(SOFR + 0.380%)
752,000	0.390		12/15/23	753,386
Athene Global Funding(a)(b)
(3M USD LIBOR + 0.730%)
1,500,000	0.927		01/08/24	1,505,735
Equitable Financial Life Global Funding(b)
1,126,000	0.500		04/06/23	1,129,220
Guardian Life Global Funding(b)
575,000	2.500		05/08/22	587,241
Jackson National Life Global Funding(a)(b)
(SOFR + 0.600%)
1,300,000	0.610		01/06/23	1,305,347
Markel Corp.
600,000	4.900		07/01/22	627,867
Principal Life Global Funding II(a)(b)
(SOFR + 0.450%)
353,000	0.460		04/12/24	353,511
Protective Life Global Funding
(3M USD LIBOR + 0.520%)
345,000	0.713	(a)(b)	06/28/21	345,149

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Protective Life Global Funding – (continued)
$626,000	0.502	%(b)	04/12/23	$ 627,510

				7,234,966

REITs and Real Estate - 0.5%
Public Storage(a) (SOFR + 0.470%)
1,385,000	0.480		04/23/24	1,386,312

Technology - 0.4%
Fidelity National Information Services, Inc.
800,000	0.375		03/01/23	799,461
Hewlett Packard Enterprise Co.
400,000	4.400		10/15/22	418,898

				1,218,359

Transportation - 0.9%
Penske Truck Leasing Co. LP / PTL Finance Corp.(b)
1,390,000	4.250		01/17/23	1,472,824
Ryder System, Inc., MTN
1,000,000	3.750		06/09/23	1,062,305

				2,535,129

Wireless - 1.0%
AT&T, Inc.(a)
(SOFR + 0.640%)
1,500,000	0.650		03/25/24	1,503,240
Verizon Communications, Inc.(a)
(SOFR + 0.500%)
1,300,000	0.510		03/22/24	1,307,867

				2,811,107

TOTAL CORPORATE OBLIGATIONS (Cost $56,997,662)				$ 57,023,593

Foreign Corporate Debt - 18.6%
Aerospace & Defense - 0.2%
BAE Systems PLC(b) (United Kingdom)
$410,000	4.750%		10/11/21	$ 416,355
Banks - 13.0%
Australia & New Zealand Banking Group Ltd. (Australia)
600,000	2.550		11/23/21	606,741
Bank of Montreal(a), MTN (Canada)
(SOFR + 0.680%)
1,450,000	0.690		03/10/23	1,462,215
Bank of Nova Scotia (The)(a) (Canada)
(SOFR + 0.550%)

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Bank of Nova Scotia (The)(a) (Canada) – (continued)
$1,200,000	0.560%		09/15/23	$ 1,207,745
Banque Federative du Credit Mutuel SA(b) (France)
1,253,000	2.125		11/21/22	1,284,789
Barclays PLC (United Kingdom)
1,000,000	3.684		01/10/23	1,019,687
(3M USD LIBOR + 1.400%)
610,000	4.610	(a)	02/15/23	627,986
BPCE SA(a), MTN (France)
(3M USD LIBOR + 0.880%)
250,000	1.015		05/31/22	251,882
Canadian Imperial Bank of Commerce(a) (Canada)
(SOFR + 0.800%)
1,395,000	0.810		03/17/23	1,407,322
Commonwealth Bank of Australia(b) (Australia)
900,000	2.750		03/10/22	917,448
Cooperatieve Rabobank UA (Netherlands)
900,000	3.875		02/08/22	922,860
Deutsche Bank NY (Germany)
976,000	0.720		11/08/21	978,050
DNB Bank ASA(a)(b) (Norway)
(3M USD LIBOR + 0.620%)
850,000	0.751		12/02/22	856,634
Federation des Caisses Desjardins du Quebec(a)(b) (Canada)
(SOFR + 0.430%)
1,500,000	0.440		05/21/24	1,501,992
ING Groep NV (Netherlands)
(3M USD LIBOR + 1.150%)
200,000	1.343	(a)	03/29/22	201,687
750,000	3.150		03/29/22	768,112
Macquarie Bank Ltd.(b) (Australia)
400,000	2.100		10/17/22	410,015
Mitsubishi UFJ Financial Group, Inc. (Japan)
(3M USD LIBOR + 1.060%)
400,000	1.244	(a)	09/13/21	401,167
600,000	2.190		09/13/21	603,294
Mizuho Bank Ltd.(b) (Japan)
1,175,000	2.950		10/17/22	1,217,805

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Mizuho Financial Group, Inc. (Japan)
(3M USD LIBOR + 1.140%)
$410,000	1.324	%(a)	09/13/21	$ 411,304
(3M USD LIBOR + 0.940%)
600,000	1.075	(a)	02/28/22	603,746
MUFG Bank Ltd.(b) (Japan)
800,000	2.850		09/08/21	805,699
National Australia Bank Ltd.(a)(b) (Australia)
(3M USD LIBOR + 0.890%)
250,000	1.078		01/10/22	251,317
National Bank of Canada(a), MTN (Canada)
(SOFR + 0.300%)
2,000,000	0.310		05/16/23	1,999,969
Nationwide Building Society(b) (United Kingdom)
3,000,000	2.000		01/27/23	3,081,324
NatWest Markets PLC (United Kingdom)
1,500,000	3.625	(b)	09/29/22	1,566,128
1,000,000	2.375	(b)	05/21/23	1,038,073
Royal Bank of Canada(a), MTN (Canada)
(SOFR + 0.450%)
800,000	0.460		10/26/23	803,969
Standard Chartered PLC(a)(b) (United Kingdom)
(SOFR + 1.250%)
1,750,000	1.260		10/14/23	1,766,355
Sumitomo Mitsui Banking Corp.(b) (Japan)
500,000	3.950		01/12/22	511,036
Sumitomo Mitsui Financial Group, Inc. (Japan)
(3M USD LIBOR + 1.110%)
246,000	1.296	(a)	07/14/21	246,317
530,000	2.784		07/12/22	544,890
(3M USD LIBOR + 0.740%)
1,020,000	0.930	(a)	01/17/23	1,028,670
Toronto-Dominion Bank (The)(a), MTN (Canada)
(SOFR + 0.480%)
1,000,000	0.490		01/27/23	1,004,572
UBS AG/London(a)(b) (Switzerland)
(SOFR + 0.360%)
1,750,000	0.370		02/09/24	1,752,573

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
UBS Group AG(a)(b) (Switzerland)
(3M USD LIBOR + 1.530%)
$836,000	1.706%		02/01/22	$ 844,061
Westpac Banking Corp.(a) (Australia)
(3M USD LIBOR + 0.850%)
350,000	1.000		08/19/21	350,629

				35,258,063

Brokerage - 0.3%
Daiwa Securities Group, Inc.(b) (Japan)
894,000	3.129		04/19/22	914,517

Capital Goods - 0.2%
Siemens Financieringsmaatschappij NV(a)(b) (Germany) (SOFR + 0.430%)
620,000	0.440		03/11/24	623,409

Consumer Cyclical - 1.5%
BMW US Capital LLC(a)(b) (Germany)
(SOFR + 0.530%)
1,040,000	0.540		04/01/24	1,045,844
Daimler Finance North America LLC(b) (Germany)
1,400,000	2.850		01/06/22	1,421,169
Volkswagen Group of America Finance LLC(b) (Germany)
1,593,000	0.750		11/23/22	1,600,667

				4,067,680

Consumer Noncyclical - 0.4%
BAT International Finance PLC(b) (United Kingdom)
430,000	3.250		06/07/22	441,591
Bayer US Finance LLC(b) (Germany)
665,000	3.000		10/08/21	671,279

				1,112,870

Consumer Products - 0.2%
Reckitt Benckiser Treasury Services PLC(b) (United Kingdom)
500,000	2.375		06/24/22	510,237

Energy - 0.5%
BP Capital Markets PLC (United Kingdom)
400,000	3.245		05/06/22	411,296
Enbridge, Inc. (Canada)
(3M USD LIBOR + 0.500%)
550,000	0.655	(a)	02/18/22	551,084
(SOFR + 0.400%)
401,000	0.410	(a)	02/17/23	401,598

				1,363,978

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Food and Beverage - 1.2%
Coca-Cola Europacific Partners PLC(b) (United Kingdom)
$1,917,000	0.500%		05/05/23	$ 1,915,924
Danone SA(b) (France)
1,216,000	3.000		06/15/22	1,249,794

				3,165,718

Internet - 0.2%
Alibaba Group Holding Ltd. (China)
500,000	3.125		11/28/21	504,226

Metals and Mining - 0.1%
Glencore Finance Canada Ltd.(b) (Switzerland)
366,000	4.250		10/25/22	384,366

Mining - 0.4%
Anglo American Capital PLC(b) (South Africa)
1,040,000	4.125		09/27/22	1,086,651

Wireless - 0.4%
NTT Finance Corp.(b) (Japan)
1,007,000	0.373		03/03/23	1,008,087

TOTAL FOREIGN CORPORATE DEBT (Cost $50,306,188)				$ 50,416,157

U.S. Treasury Bills – 3.1%
U.S. Treasury Bills
$4,650,000	0.078	% (c)	06/10/21	$ 4,649,999
3,800,000	0.086	(c)	06/10/21	3,800,000

TOTAL U.S. TREASURY BILLS (Cost $8,449,830)				$ 8,449,999

Certificate of Deposits – 1.3%
Bank of China Ltd. (China)
$1,000,000	—	% (c)	11/19/21	$ 998,600
Bayerische Landesbank (3M USD LIBOR + 0.470%) (Germany)
500,000	0.646	(c)	02/03/22	501,252
Credit Suisse AG (Switzerland)
2,000,000	0.590	(c)	03/17/23	2,004,383

TOTAL CERTIFICATE OF DEPOSITS (Cost $3,498,145)				$ 3,504,235

Municipal Debt Obligations - 0.1%
Pennsylvania - 0.1%
School District of Philadelphia (The)
$340,000	4.000%		06/30/21	$ 341,010

TOTAL Municipal Debt Obligations (Cost $340,929)				$ 341,010

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 3.5%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$9,392,507	0.026%	$ 9,392,507
(Cost $9,392,507)

TOTAL INVESTMENTS – 102.0% (Cost $276,282,824)		$276,836,880

LIABILITIES IN EXCESS OF ASSETS - (2.0)%		(5,380,676)

NET ASSETS - 100.0%		$271,456,204

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2021.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ACCESS ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2021:

ACCESS HIGH YIELD CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$204,249,944	$—
Foreign Corporate Debt	—	10,332,684	—
Investment Company	2,412,875	—	—

Total	$2,412,875	$214,582,628	$—

ACCESS INFLATION PROTECTED USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Inflation Indexed Bonds	$96,400,328	$—	$—

Total	$96,400,328	$—	$—

ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$21,461,427	$—
Foreign Corporate Debt	—	5,782,266	—
Investment Company	110,042	—	—

Total	$110,042	$27,243,693	$—

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$678,898,307	$—
Foreign Corporate Debt	—	150,612,748	—
Investment Company	3,195,464	—	—

Total	$3,195,464	$829,511,055	$—

GOLDMAN SACHS ACCESS ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACCESS TREASURY 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Bills	$1,312,562,265	$—	$—
U.S. Treasury Notes	449,217,660	—	—

Total	$1,761,779,925	$—	$—

ACCESS U.S. AGGREGATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Notes	$67,364,323	$—	$—
Mortgage-Backed Securities	—	54,885,621	—
Corporate Obligations	—	47,544,515	—
U.S. Treasury Bonds	14,409,883	—	—
Foreign Corporate Debt	—	9,970,148	—
Foreign Debt Obligations	—	6,255,210	—
Investment Company	47,634,646	—	—

Total	$129,408,852	$118,655,494	$—

ACCESS ULTRA SHORT BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Securities	$—	$82,615,448	$—
Asset- Backed Securities	—	65,093,931	—
Corporate Obligations	—	57,023,593	—
Foreign Corporate Debt	—	50,416,157	—
U.S. Treasury Bills	8,449,999	—	—
Municipal Debt Obligations	—	341,010	—
Investment Company	9,392,507	—	—
Certificate of Deposit	—	3,504,235	—

Total	$17,842,506	$258,994,374	$—

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS ACCESS ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than shortterm fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Index Risk (each Fund except the Access Ultra Short Bond ETF) — FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data.

The FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index and FTSE Goldman Sachs US Broad Bond Market Index are new and have limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

GOLDMAN SACHS ACCESS ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except the Access Ultra Short Bond ETF) trading individually or in the aggregate at any point in time.

Tracking Error Risk (each Fund except the Access Ultra Short Bond ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.